File No. 333-120600
                                                              File No. 811-21613
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]
                     Pre-Effective Amendment No.                        [ ]
                                                 ----------
                     Post-Effective Amendment No.    6                  [X]
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ ]
                                    Amendment No.   13                  [X]
                                                 ----------

                        (Check appropriate box or boxes)

                           VARIABLE ANNUITY ACCOUNT B
                                 (SECUREDESIGNS)
                           (Exact Name of Registrant)

      First Security Benefit Life Insurance and Annuity Company of New York
                               (Name of Depositor)

          800 Westchester Ave., Suite 641 N, Rye Brook, New York 10573
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 1-800-355-4570

                      Amy J. Lee, Associate General Counsel
      First Security Benefit Life Insurance and Annuity Company of New York
                One Security Benefit Place, Topeka, KS 66636-0001
                     (Name and address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485
[X]   on May 1, 2010, pursuant to paragraph (b) of Rule 485
[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]   on May 1, 2010, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.


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                                  [LOGO]   First Security Benefit Life Insurance
                                           and Annuity Company of New York


PROSPECTUS                             May 1, 2010


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SECUREDESIGNS(R) VARIABLE ANNUITY
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Important Privacy Notice Included

See Back Cover

Variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York and offered by Security Distributors, Inc.

6959                                                      32-69594-00 2009/05/01

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                        SECUREDESIGNS(R) VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

              ISSUED BY:                       MAILING ADDRESS:
    FIRST SECURITY BENEFIT LIFE INSURANCE  FIRST SECURITY BENEFIT LIFE INSURANCE
      AND ANNUITY COMPANY OF NEW YORK        AND ANNUITY COMPANY OF NEW YORK
    800 WESTCHESTER AVE., SUITE 641 N      P.O. BOX 750497
    RYE BROOK, NY 10573                    TOPEKA, KANSAS 66675-0497
    1-800-355-4570                         1-800-888-2461
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      This Prospectus describes a flexible purchase payment deferred variable annuity contract (the "Contract") offered by First Security Benefit Life Insurance and Annuity Company of New York (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.
      You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account B, or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:


o     American Century VP Mid Cap Value

o     American Century VP Ultra(R)

o     American Century VP Value

o     Dent Strategic Portfolio

o     Dreyfus IP Technology Growth

o     Dreyfus VIF International Value

o     Franklin Income Securities

o     Franklin Small Cap Value Securities

o     Franklin Templeton VIP Founding Funds Allocation

o     Invesco V.I. Basic Value(1)

o     Invesco V.I. Capital Development(1)

o     Invesco V.I. Global Health Care(1)

o     Invesco V.I. Global Real Estate(1)

o     Invesco V.I. International Growth(1)

o     Invesco V.I. Mid Cap Core Equity(1)

o     Janus Aspen Enterprise

o     Janus Aspen Janus Portfolio

o Legg Mason ClearBridge Variable Aggressive Growth (formerly Legg Mason Partners Variable Aggressive Growth)

o Legg Mason ClearBridge Variable Small Cap Growth (formerly Legg Mason Partners Variable Small Cap Growth)

o Legg Mason Western Asset Variable Global High Yield Bond (formerly Legg Mason Partners Variable Global High Yield Bond)

o     MFS(R) VIT Research International

o     MFS(R) VIT Total Return

o     MFS(R) VIT Utilities

o     Mutual Global Discovery Securities

o     Neuberger Berman AMT Socially Responsive

o     Oppenheimer Core Bond Fund/VA

o     Oppenheimer Main Street Small Cap Fund(R)/VA

o     PIMCO VIT All Asset

o     PIMCO VIT CommodityRealReturn Strategy

o     PIMCO VIT Emerging Markets Bond

o     PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

o     PIMCO VIT Low Duration

o     PIMCO VIT Real Return

o     Royce Micro-Cap

o     Rydex|SGI VT All Cap Value(2)

o Rydex|SGI VT All-Asset Aggressive Strategy (formerly Rydex VT Essential Portfolio Aggressive)(2)

o Rydex|SGI VT All-Asset Conservative Strategy (formerly Rydex VT Essential Portfolio Conservative)(2)

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      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY'S ADMINISTRATIVE OFFICE AT 1-800-888-2461.

      EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH AN EXTRA CREDIT RIDER, MAY BE HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT THE EXTRA CREDIT RIDER. THE AMOUNT OF CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

      THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE: MAY 1, 2010
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                   Protected by U.S. Patent No. 7,251,623 B1.
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6959                                                     32-69594-00  2009/05/01

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o     Rydex|SGI VT All-Asset Moderate Strategy (formerly Rydex VT Essential
        Portfolio Moderate)(2)

o     Rydex|SGI VT All-Cap Opportunity(2)

o     Rydex|SGI VT Alpha Opportunity(2)

o     Rydex|SGI VT Alternative Strategies Allocation(2)

o     Rydex|SGI VT CLS AdvisorOne Amerigo(2)

o     Rydex|SGI VT CLS AdvisorOne Clermont(2)

o     Rydex|SGI VT Global(2)

o     Rydex|SGI VT High Yield(2)

o     Rydex|SGI VT International Opportunity(2)

o     Rydex|SGI VT Large Cap Concentrated Growth (formerly SBL Select 25) (2)

o     Rydex|SGI VT Large Cap Core (formerly SBL Equity)(2), (3)

o     Rydex|SGI VT Large Cap Value(2)

o     Rydex|SGI VT Managed Asset Allocation(2)

o     Rydex|SGI VT Managed Futures Strategy(2)

o     Rydex|SGI VT Mid Cap Growth(2)

o     Rydex|SGI VT Mid Cap Value(2)

o     Rydex|SGI VT Money Market(2)

o     Rydex|SGI VT Multi-Hedge Strategies(2)

o     Rydex|SGI VT Small Cap Growth(2)

o     Rydex|SGI VT Small Cap Value(2)

o     Rydex|SGI VT U.S. Intermediate Bond(2)

o     Van Kampen LIT Comstock

o     Van Kampen LIT Government

o     Van Kampen UIF Emerging Markets Equity

o     Van Kampen UIF Equity and Income

(1) Prior to May 1, 2010, the Invesco V.I. funds ere called the AIM V.I. funds.

(2) Effective May 1, 2010, the SBL Fund and its respective series will be marketed with the name "Rydex|SGI." Although SBL Fund's legal name will not change, it and its series will be marketed with the name Rydex|SGI. In addition, certain of the Rydex Variable Trust series will be marketed with the name Rydex|SGI.

(3) Effective April 23, 2010, the SBL Enhanced Index Fund merged into the SBL Equity Fund which was renamed the Rydex|SGI VT Large Cap Core Fund.

      Amounts that you allocate to the Subaccounts under the Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

      Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2010, which has been filed with the Securities and Exchange Commission ("SEC"), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing the Company at P.O. Box 750497, Topeka, KS, 66675-0497 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 55 of this Prospectus.

      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.


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                                TABLE OF CONTENTS

                                                                            Page
DEFINITIONS .............................................................     4
SUMMARY .................................................................     5
   Purpose of the Contract ..............................................     5
   The Separate Account and the Funds ...................................     5
   Fixed Account ........................................................     6
   Purchase Payments ....................................................     6
   Contract Benefits ....................................................     6
   Optional Riders ......................................................     6
   Free-Look Right ......................................................     6
   Charges and Deductions ...............................................     7
   Tax-Free Exchanges ...................................................     8
   Contacting the Company ...............................................     8
EXPENSE TABLE ...........................................................     9
   Contract Owner Transaction Expenses ..................................     9
   Periodic Expenses ....................................................     9
   Optional Rider Expenses ..............................................    10
   Example ..............................................................    10
CONDENSED FINANCIAL INFORMATION .........................................    11
INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS ......    19
   First Security Benefit Life Insurance and Annuity Company of
     New York ...........................................................    19
   Purchase Transaction and Demutualization .............................    19
   Published Ratings ....................................................    19
   Separate Account .....................................................    20
   Underlying Funds .....................................................    20
THE CONTRACT ............................................................    22
   General ..............................................................    22
   Important Information About Your Benefits Under The Contract .........    22
   Application for a Contract ...........................................    23
   Optional Riders ......................................................    23
   Annual Stepped Up Death Benefit ......................................    23
   Extra Credit .........................................................    23
   Alternate Withdrawal Charge ..........................................    24
   Riders Available for Purchase Only Prior to February 1, 2009 .........    25
   Purchase Payments ....................................................    25
   Allocation of Purchase Payments ......................................    25
   Bonus Credit .........................................................    26
   Dollar Cost Averaging Option .........................................    26
   Asset Reallocation Option ............................................    27
   Transfers of Contract Value ..........................................    27
   Contract Value .......................................................    30
   Determination of Contract Value ......................................    31
   Cut-Off Times ........................................................    31
   Full and Partial Withdrawals .........................................    32
   Systematic Withdrawals ...............................................    32
   Free-Look Right ......................................................    33
   Death Benefit ........................................................    33
   Distribution Requirements ............................................    34
   Death of the Annuitant ...............................................    34
CHARGES AND DEDUCTIONS ..................................................    34
   Contingent Deferred Sales Charge .....................................    34
   Mortality and Expense Risk Charge ....................................    35
   Administration Charge ................................................    36
   Account Administration Charge ........................................    36
   Premium Tax Charge ...................................................    36
   Loan Interest Charge .................................................    36
   Other Charges ........................................................    36
   Variations in Charges ................................................    36
   Optional Rider Charges ...............................................    36
   Guarantee of Certain Charges .........................................    37
   Underlying Fund Expenses .............................................    37
ANNUITY PERIOD ..........................................................    37
   General ..............................................................    37
   Annuity Options ......................................................    38
   Selection of an Option ...............................................    40
THE FIXED ACCOUNT .......................................................    40
   Interest .............................................................    40
   Death Benefit ........................................................    41
   Contract Charges .....................................................    41
   Transfers and Withdrawals from the Fixed Account .....................    41
   Payments from the Fixed Account ......................................    42
MORE ABOUT THE CONTRACT .................................................    42
   Ownership ............................................................    42
   Designation and Change of Beneficiary ................................    42
   Dividends ............................................................    42
   Payments from the Separate Account ...................................    42
   Proof of Age and Survival ............................................    42
   Misstatements ........................................................    42
   Loans ................................................................    43
   Restrictions on Withdrawals from Qualified Plans .....................    44
FEDERAL TAX MATTERS .....................................................    44
   Introduction .........................................................    44
   Tax Status of the Company and the Separate Account ...................    45
   Income Taxation of Annuities in General--Non-Qualified Plans .........    45
   Additional Considerations ............................................    46
   Qualified Plans ......................................................    47
   Other Tax Considerations .............................................    50
OTHER INFORMATION .......................................................    51
   Voting of Underlying Fund Shares .....................................    51
   Substitution of Investments ..........................................    51
   Changes to Comply with Law and Amendments ............................    52
   Reports to Owners ....................................................    52
   Electronic Privileges ................................................    52
   Legal Proceedings ....................................................    53
   Sale of the Contract .................................................    53
PERFORMANCE INFORMATION .................................................    54
ADDITIONAL INFORMATION ..................................................    54
   Registration Statement ...............................................    54
   Financial Statements .................................................    55
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION ...............    55
OBJECTIVES FOR UNDERLYING FUNDS .........................................    55
APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement
APPENDIX C - Riders Available for Purchase Only
  Prior to February 1, 2009


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THE CONTRACT IS AVAILABLE ONLY IN NEW YORK. YOU SHOULD NOT CONSIDER THIS
PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
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DEFINITIONS

      Various terms commonly used in this Prospectus are defined as follows:

      ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

      ADMINISTRATIVE OFFICE -- First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.

      ANNUITANT -- The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

      ANNUITY -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

      ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

      ANNUITY START DATE -- The date when annuity payments begin as elected by the Owner.

      ANNUITY UNIT -- A unit of measure used to calculate variable annuity payments under Options 1 through 6.

      AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.


      BONUS CREDIT -- For certain Contracts issued between September 1, 2005 and December 31, 2007, an amount added to Contract Value.


      CONTRACT DATE -- The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

      CONTRACT DEBT -- The unpaid loan balance including loan interest.

      CONTRACT VALUE -- The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

      CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

      CREDIT ENHANCEMENT -- An amount added to Contract Value under the Extra Credit Rider.

      DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

      FIXED ACCOUNT -- An account that is part of the Company's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. See the "Fixed Account."

      GENERAL ACCOUNT -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

      GUARANTEED RATE -- The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3%.

      OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

      PARTICIPANT -- A Participant under a Qualified Plan.

      PURCHASE PAYMENT -- An amount paid to the Company as consideration for the Contract.

      SEPARATE ACCOUNT -- The Variable Annuity Account B, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

      SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

      UNDERLYING FUND -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

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                                        4

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      VALUATION DATE -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      VALUATION PERIOD -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 5 is the present value of future annuity payments commuted at the assumed interest rate less any applicable withdrawal charges and any uncollected premium taxes.

SUMMARY

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE CONTRACT -- The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

================================================================================

THE SEPARATE ACCOUNT AND THE FUNDS -- The Separate Account is divided into accounts referred to as Subaccounts. See "Separate Account." Each Subaccount invests exclusively in shares of a corresponding Underlying Fund, each of which has a different investment objective and policies. The Subaccounts currently available under the Contract are as follows:(1)


o     American Century VP Mid Cap Value

o     American Century VP Ultra(R)

o     American Century VP Value

o     Dent Strategic Portfolio

o     Dreyfus IP Technology Growth

o     Dreyfus VIF International Value

o     Franklin Income Securities

o     Franklin Small Cap Value Securities

o     Franklin Templeton VIP Founding Funds Allocation

o     Invesco V.I. Basic Value(1)

o     Invesco V.I. Capital Development(1)

o     Invesco V.I. Global Health Care(1)

o     Invesco V.I. Global Real Estate(1)

o     Invesco V.I. International Growth(1)

o     Invesco V.I. Mid Cap Core Equity(1)

o     Janus Aspen Enterprise

o     Janus Aspen Janus Portfolio

o Legg Mason ClearBridge Variable Aggressive Growth (formerly Legg Mason Partners Variable Aggressive Growth)

o Legg Mason ClearBridge Variable Small Cap Growth (formerly Legg Mason Partners Variable Small Cap Growth)

o Legg Mason Western Asset Variable Global High Yield Bond (formerly Legg Mason Partners Variable Global High Yield Bond)

o     MFS(R) VIT Research International

o     MFS(R) VIT Total Return

o     MFS(R) VIT Utilities

o     Mutual Global Discovery Securities

o     Neuberger Berman AMT Socially Responsive

o     Oppenheimer Core Bond Fund/VA

o     Oppenheimer Main Street Small Cap Fund(R)/VA

o     PIMCO VIT All Asset

o     PIMCO VIT CommodityRealReturn Strategy

o     PIMCO VIT Emerging Markets Bond

o     PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

o     PIMCO VIT Low Duration

o     PIMCO VIT Real Return

o     Royce Micro-Cap

o     Rydex|SGI VT All Cap Value(2)

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o     Rydex|SGI VT All-Asset Aggressive Strategy (formerly Rydex VT Essential
         Portfolio Aggressive)(2)

o Rydex|SGI VT All-Asset Conservative Strategy (formerly Rydex VT Essential Portfolio Conservative)(2)

o Rydex|SGI VT All-Asset Moderate Strategy (formerly Rydex VT Essential Portfolio Moderate)(2)

o     Rydex|SGI VT All-Cap Opportunity(2)

o     Rydex|SGI VT Alpha Opportunity(2)

o     Rydex|SGI VT Alternative Strategies Allocation(2)

o     Rydex|SGI VT CLS AdvisorOne Amerigo(2)

o     Rydex|SGI VT CLS AdvisorOne Clermont(2)

o     Rydex|SGI VT Global(2)

o     Rydex|SGI VT High Yield(2)

o     Rydex|SGI VT International Opportunity(2)

o     Rydex|SGI VT Large Cap Concentrated Growth (formerly SBL Select 25) (2)

o     Rydex|SGI VT Large Cap Core (formerly SBL Equity)(2)

o     Rydex|SGI VT Large Cap Value(2)

o     Rydex|SGI VT Managed Asset Allocation(2)

o     Rydex|SGI VT Managed Futures Strategy(2)

o     Rydex|SGI VT Mid Cap Growth(2)

o     Rydex|SGI VT Mid Cap Value(2)

o     Rydex|SGI VT Money Market(2)

o     Rydex|SGI VT Multi-Hedge Strategies(2)

o     Rydex|SGI VT Small Cap Growth(2)

o     Rydex|SGI VT Small Cap Value(2)

o     Rydex|SGI VT U.S. Intermediate Bond(2)

o     Van Kampen LIT Comstock

o     Van Kampen LIT Government

o     Van Kampen UIF Emerging Markets Equity

o     Van Kampen UIF Equity and Income

(1) Prior to May 1, 2010, the Invesco V.I. funds ere called the AIM V.I. funds.

(2) Effective May 1, 2010, the SBL Fund and its respective series will be marketed with the name "Rydex|SGI." Although SBL Fund's legal name will not change, it and its series will be marketed with the name Rydex|SGI. In addition, certain of the Rydex Variable Trust series will be marketed with the name Rydex|SGI.


      You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

================================================================================

FIXED ACCOUNT -- You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. See "The Fixed Account."

PURCHASE PAYMENTS -- Your initial Purchase Payment must be at least $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."

CONTRACT BENEFITS -- You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, subject to certain restrictions as described in "The Contract" and "The Fixed Account."

      At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in "The Fixed Account." See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may not select riders with total charges in excess of 1.70% (1.55% if your Contract was issued prior to September 1, 2005 and 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider):


o     Annual Stepped Up Death Benefit;

o     Extra Credit at 4%; or

o     0-Year or 4-Year Alternate Withdrawal Charge.

The Company makes each rider option available only at issue. You cannot change or cancel the Rider(s) that you select after they are issued. See the detailed description of the riders under "Optional Riders."

For information on riders that are no longer available for purchase, please see Appendix C - Riders Available for Purchase Only Prior to February 1, 2010.


FREE-LOOK RIGHT -- You may return the Contract within the Free-Look Period, which is generally a ten-day period

--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------

beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which your Contract is delivered to us any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

CHARGES AND DEDUCTIONS -- The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

      The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. (Bonus Credits are subject to withdrawal charges on the same basis as purchase payments in the event of a full or partial withdrawal of any such Bonus Credits.) Each Purchase Payment and Bonus Credit you make is considered to have a certain "age," depending on the length of time since the Purchase Payment or Bonus Credit was effective. A Purchase Payment or Bonus Credit is "age one" in the year beginning on the date the Purchase Payment or Bonus Credit is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

            ------------------------------------------------
                PURCHASE PAYMENT AND
                BONUS CREDIT AGE (IN             WITHDRAWAL
                       YEARS)                      CHARGE
            ------------------------------------------------
                         1                           7%
                         2                           7%
                         3                           6%
                         4                           5%
                         5                           4%
                         6                           3%
                         7                           2%
                     8 and over                      0%
            ------------------------------------------------

      The amount of the total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. See "Contingent Deferred Sales Charge."

      MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

      --------------------------------------------------------------------------
                                                            ANNUAL MORTALITY AND
                                                                EXPENSE RISK
      CONTRACT VALUE                                               CHARGE
      --------------------------------------------------------------------------
      Less than $25,000                                            0.85%
      At least $25,000 but less than $100,000                      0.70%
      $100,000 or more                                             0.60%
      --------------------------------------------------------------------------

During the Annuity Period, the mortality and expense risk charge is 1.25%, in lieu of the amounts set forth above. See "Mortality and Expense Risk Charge."


      OPTIONAL RIDER CHARGES. The Company deducts a monthly charge from Contract Value for certain Riders that may be elected by the Owner. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. The Company generally will deduct the monthly Rider charge from Contract Value allocated to the Separate Account beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------

      For information on rider charges, please see "Optional Rider Expenses" in the Expense Table.


      ADMINISTRATION CHARGE. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. See "Administration Charge."

      ACCOUNT ADMINISTRATION CHARGE. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."

      PREMIUM TAX CHARGE. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See "Premium Tax Charge."

      LOAN INTEREST CHARGE. The Company charges interest on a loan at an annual effective rate of 7.4%. The Company also will credit the amount in the Loan Account with an annual effective rate of 3%. Because the Contract Value maintained in the Loan Account is always equal in amount to the outstanding loan balance and earns an annual effective rate of 3%, the net cost of a loan is 4.4%. Thus, the highest net cost of a loan you may be charged is 4.4%.

      OTHER EXPENSES. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.

      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

TAX-FREE EXCHANGES -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

      The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

CONTACTING THE COMPANY -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-888-2461.

--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------

EXPENSE TABLE

      The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."

-------------------------------------------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                                                         None
-------------------------------------------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)           7%(1)
-------------------------------------------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                                                             None
-------------------------------------------------------------------------------------------------------------------
PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
-------------------------------------------------------------------------------------------------------------------
   Account Administration Charge                                                                           $30(2)
-------------------------------------------------------------------------------------------------------------------
   Net Loan Interest Charge(3)                                                                             4.4%
-------------------------------------------------------------------------------------------------------------------
   Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
-------------------------------------------------------------------------------------------------------------------
      Annual Mortality and Expense Risk Charge                                                             0.85%(4)
-------------------------------------------------------------------------------------------------------------------
      Annual Administration Charge                                                                         0.15%
-------------------------------------------------------------------------------------------------------------------
      Maximum Annual Charge for Optional Riders                                                            1.70%(5)
-------------------------------------------------------------------------------------------------------------------
      Total Separate Account Annual Expenses                                                               2.70%
-------------------------------------------------------------------------------------------------------------------

(1) The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to
      (1) 10% of Purchase Payments, excluding any Credit Enhancements, in the first Contract Year, and (2) 10% of Contract Value as of the beginning of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

(2) An account administration charge of $30 is deducted at each Contract Anniversary and a pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

(3) The net loan cost of 4.4% is the difference between the amount of interest the Company charges you for a loan (7.4%) and the amount of interest the Company credits to the Loan Account (3%).

(4) The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 - 0.85%; At least $25,000 but less than $100,000 - 0.70%; $100,000 or more - 0.60%. Any mortality and expense risk charge above the minimum charge of 0.60% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the annual mortality and expense risk charge is 1.25%, in lieu of the amounts described above, and is deducted daily. See the discussion under "Mortality and Expense Risk Charge."

(5) You may select optional Riders. If you select one or more of such Riders, the charge will be deducted from your Contract Value. (See the applicable Rider charges in the table below.) You may not select Riders with a total charge that exceeds 1.70% of Contract Value (1.55% if your Contract was issued before September 1, 2005; provided however, that you may not select riders with total charges in excess of 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       9

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value allocated to the
   Subaccounts)
--------------------------------------------------------------------------------

                                                                                          ANNUAL
                                                                             RATE(1)   RIDER CHARGE
---------------------------------------------------------------------------------------------------
       RIDERS AVAILABLE FOR PURCHASE WITH THE CONTRACT:
---------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                                          --         0.25%
---------------------------------------------------------------------------------------------------
Extra Credit Rider(3)                                                          4%         0.55%
---------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge Rider                                            0-Year       0.70%
                                                                             4-Year       0.60%(4)
---------------------------------------------------------------------------------------------------
       RIDERS AVAILABLE FOR PURCHASE ONLY PRIOR TO FEBRUARY 1, 2010
---------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                                        3%         0.25%
                                                                               5%         0.40%
---------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit Rider                                    --         0.55%(2)
---------------------------------------------------------------------------------------------------
Extra Credit Rider(3)                                                          3%         0.40%
                                                                               5%         0.70%
---------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2) The Company may increase the Rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the Rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit" In Appendix C - Riders Available for Purchase Only Prior to February 1, 2010. The current charge for such Rider is used in calculating the maximum Rider charge of 1.70% (1.55% if your Contract was issued before September 1, 2005; provided however, that you may not select riders with total charges in excess of 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider).

(3) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(4) If the Company issued your rider before September 1, 2005, the charge for the 4-year Alternate Withdrawal Charge Rider is 0.55%.
--------------------------------------------------------------------------------


The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.


--------------------------------------------------------------------------------
                                                          MINIMUM     MAXIMUM
--------------------------------------------------------------------------------
Total Annual Underlying Fund Operating Expenses(1)         0.67%       4.07%
--------------------------------------------------------------------------------

(1) Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2009, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2009. Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
--------------------------------------------------------------------------------


EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
                                                   1       3        5        10
                                                 YEAR    YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
If you surrender your Contract at the end of
the applicable time period                     $1,512  $3,064   $4,422   $7,462
--------------------------------------------------------------------------------
If you do not surrender or you annuitize
your Contract                                     897   2,580    4,126    7,462
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

      The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31.



----------------------------------------------------------------------------------------------------------------------
                                                                     2009       2008       2007       2006    2005(A)
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE(d)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................................   $   6.37   $   8.76   $  10.00         --         --
   End of period..............................................   $   7.97   $   6.37   $   8.76         --         --
Accumulation units outstanding at the end of period...........      4,325      3,149      3,344         --         --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................................   $   7.37   $  13.11   $  11.27   $  12.11   $  11.97
   End of period..............................................   $   9.55   $   7.37   $  13.11   $  11.27   $  12.11
Accumulation units outstanding at the end of period...........     26,092     31,464     21,562     18,946     14,567
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................................   $  10.01   $  14.19   $  15.56   $  13.64   $  13.32
   End of period..............................................   $  11.54   $  10.01   $  14.19   $  15.56   $  13.64
Accumulation units outstanding at the end of period...........     57,872     56,273     46,615     17,046          0
----------------------------------------------------------------------------------------------------------------------
DENT STRATEGIC PORTFOLIO(e)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................................   $   7.90   $  10.00         --         --         --
   End of period..............................................   $   8.97   $   7.90         --         --         --
Accumulation units outstanding at the end of period...........     22,157     31,067         --         --         --
----------------------------------------------------------------------------------------------------------------------
DREYFUS IP TECHNOLOGY GROWTH
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................................   $   6.33   $  11.18   $  10.14   $  10.12   $   9.51
   End of period..............................................   $   9.57   $   6.33   $  11.18   $  10.14   $  10.12
Accumulation units outstanding at the end of period...........      7,957      5,982      7,962        262          0
----------------------------------------------------------------------------------------------------------------------
DREYFUS VIF INTERNATIONAL VALUE
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................................   $   8.60   $  14.28   $  14.27   $  12.10   $  11.11
   End of period..............................................   $  10.82   $   8.60   $  14.28   $  14.27   $  12.10
Accumulation units outstanding at the end of period...........     87,866     69,360     29,784     28,047          0
----------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES(d)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................................   $   6.47   $   9.55   $  10.00         --         --
   End of period..............................................   $   8.45   $   6.47   $   9.55         --         --
Accumulation units outstanding at the end of period...........     70,459     64,115     84,085         --         --
----------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES(d)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................................   $   5.67   $   8.79   $  10.00         --         --
   End of period..............................................   $   7.06   $   5.67   $   8.79         --         --
Accumulation units outstanding at the end of period...........     22,995     14,569      8,716         --         --
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                     2009       2008       2007       2006    2005(a)
----------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION(e)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................................   $   6.50   $  10.00         --         --         --
   End of period..............................................   $   8.14   $   6.50         --         --         --
Accumulation units outstanding at the end of period...........      4,241      1,476         --         --         --
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE(g)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................................   $   6.82   $  14.71   $  15.07   $  13.85   $  13.44
   End of period..............................................   $   9.70   $   6.82   $  14.71   $  15.07   $  13.85
Accumulation units outstanding at the end of period...........     36,009     32,068     30,072      2,551        471
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT(b)(g)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................................   $   5.72   $  11.23   $  10.55   $  10.00         --
   End of period..............................................   $   7.82   $   5.72   $  11.23   $  10.55         --
Accumulation units outstanding at the end of period...........     30,352     53,052     24,784     13,235         --
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE(g)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................................   $   9.43   $  13.72   $  12.74   $  12.56   $  11.67
   End of period..............................................   $  11.60   $   9.43   $  13.72   $  12.74   $  12.56
Accumulation units outstanding at the end of period...........      5,664      5,336      8,875        377          0
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE(b)(g)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................................   $  12.35     $23.17   $  25.47   $  18.54   $  15.55
   End of period..............................................   $  15.65     $12.35   $  23.17   $  25.47   $  18.54
Accumulation units outstanding at the end of period...........     34,159     44,774     22,188      5,527        130
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH(g)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................................   $  10.23   $  17.87   $  16.21   $  13.16   $  11.46
   End of period..............................................   $  13.30   $  10.23   $  17.87   $  16.21   $  13.16
Accumulation units outstanding at the end of period...........     86,603     66,553     28,435      9,357        983
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY(g)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................................   $  10.71   $  15.59   $  14.82   $  13.86   $  13.18
   End of period..............................................   $  13.40   $  10.71   $  15.59   $  14.82   $  13.86
Accumulation units outstanding at the end of period...........     24,598     12,856      8,310      2,085      1,348
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN ENTERPRISE (d)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................................   $   5.79   $  10.71   $  10.00         --         --
   End of period..............................................   $   8.06   $   5.79   $  10.71         --         --
Accumulation units outstanding at the end of period...........     20,293     16,335     84,402         --         --
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN JANUS PORTFOLIO (d)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................................   $   5.96   $  10.28   $  10.00         --         --
   End of period..............................................   $   7.80   $   5.96   $  10.28         --         --
Accumulation units outstanding at the end of period...........     44,680     57,491      5,421         --         --
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                             2009       2008       2007       2006   2005(a)
------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH
(FORMERLY LEGG MASON PARTNERS VARIABLE AGGRESSIVE
GROWTH)(b)
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period .................................  $   5.75   $  10.04   $  10.39   $  10.00        --
  End of period .......................................  $   7.43   $   5.75   $  10.04   $  10.39        --
Accumulation units outstanding at the end of period ...   115,391    136,580     57,467     37,808        --
------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH
(FORMERLY LEGG MASON PARTNERS VARIABLE SMALL CAP
GROWTH)(b)
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period .................................  $   6.02   $  10.54   $   9.96   $  10.00        --
  End of period .......................................  $   8.28   $   6.02   $  10.54   $   9.96        --
Accumulation units outstanding at the end of period ...     8,853     13,379      1,601          0        --
------------------------------------------------------------------------------------------------------------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH
YIELD BOND (FORMERLY LEGG MASON PARTNERS VARIABLE
GLOBAL HIGH YIELD BOND)(d)
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period .................................  $   6.24   $   9.38   $  10.00         --        --
  End of period .......................................  $   9.31   $   6.24   $   9.38         --        --
Accumulation units outstanding at the end of period ...    12,620      2,835        579         --        --
------------------------------------------------------------------------------------------------------------
MFS(R) VIT RESEARCH INTERNATIONAL(b)
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period .................................  $   6.80   $  12.28   $  11.34   $  10.00        --
  End of period .......................................  $   8.55   $   6.80   $  12.28   $  11.34        --
Accumulation units outstanding at the end of period ...    42,350     64,112     33,471      6,214        --
------------------------------------------------------------------------------------------------------------
MFS(R) VIT TOTAL RETURN(b)
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period .................................  $   7.97   $  10.65   $  10.64   $  10.00        --
  End of period .......................................  $   9.04   $   7.97   $  10.65   $  10.64        --
Accumulation units outstanding at the end of period ...   279,118    162,084     73,845    107,817        --
------------------------------------------------------------------------------------------------------------
MFS(R) VIT UTILITIES(b)
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period .................................  $   9.07   $  15.15   $  12.33   $  10.00        --
  End of period .......................................  $  11.61   $   9.07   $  15.15   $  12.33        --
Accumulation units outstanding at the end of period ...    76,113     76,260     52,456      6,589        --
------------------------------------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY SECURITIES (d)
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period .................................  $   6.89   $  10.00   $  10.00         --        --
  End of period .......................................  $   8.18   $   6.89   $  10.00         --        --
Accumulation units outstanding at the end of period ...    72,035     82,757     85,099         --        --
------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE(c)
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period .................................  $   9.82   $  16.83   $  16.28   $  10.00        --
  End of period .......................................  $  12.42   $   9.82   $  16.83   $  16.28        --
Accumulation units outstanding at the end of period ...    37,466     33,971     19,820         95        --
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                             2009       2008       2007       2006   2005(a)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA(d)
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period .................................  $   5.86   $   9.98   $  10.00         --        --
  End of period .......................................  $   6.15   $   5.86   $   9.98         --        --
Accumulation units outstanding at the end of period ...    69,732    158,626     38,736         --        --
------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period .................................  $  10.32   $  17.28   $  18.20   $  16.48   $ 15.14
  End of period .......................................  $  13.61   $  10.32   $  17.28   $  18.20   $ 16.48
Accumulation units outstanding at the end of period ...    19,740     19,391     20,865      7,371     2,969
------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period .................................  $  10.12   $  12.49   $  11.97   $  11.87   $ 11.52
  End of period .......................................  $  11.85   $  10.12   $  12.49   $  11.97   $ 11.87
Accumulation units outstanding at the end of period ...    41,997     34,076      3,070        330        0
------------------------------------------------------------------------------------------------------------
PIMCO VIT COMMODITYREALRETURN STRATEGY(b)
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period .................................  $   6.54   $  12.09   $  10.18   $  10.00        --
  End of period .......................................  $   8.92   $   6.54   $  12.09   $  10.18        --
Accumulation units outstanding at the end of period ...    25,952     26,263     11,367      3,812        --
------------------------------------------------------------------------------------------------------------
PIMCO VIT EMERGING MARKETS BOND(d)
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period .................................  $   8.21   $   9.99   $  10.00         --        --
  End of period .......................................  $  10.32   $   8.21   $   9.99         --        --
Accumulation units outstanding at the end of period ...     2,411     20,389      4,153         --        --
------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND (U.S. DOLLAR HEDGED)(b)
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period .................................  $   9.35   $   9.94   $   9.96   $  10.00        --
  End of period .......................................  $  10.41   $   9.35   $   9.94   $   9.96        --
Accumulation units outstanding at the end of period ...   114,324     69,591     65,199     47,964        --
------------------------------------------------------------------------------------------------------------
PIMCO VIT LOW DURATION
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period .................................  $   9.32   $   9.72   $   9.40   $   9.38   $  9.60
  End of period .......................................  $  10.17   $   9.32   $   9.72   $   9.40   $  9.38
Accumulation units outstanding at the end of period ...   133,536     52,930     14,680     20,870     1,138
------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period .................................  $   9.93   $  11.09   $  10.41   $  10.72   $ 10.83
  End of period .......................................  $  11.32   $   9.93   $  11.09   $  10.41   $ 10.72
Accumulation units outstanding at the end of period ...   283,822    179,856    154,493     57,766    17,518
------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP(b)
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period .................................  $   5.88   $  10.75   $  10.74   $  10.00        --
  End of period .......................................  $   8.95   $   5.88   $  10.75   $  10.74        --
Accumulation units outstanding at the end of period ...    80,707     89,509     31,001     11,950        --
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                       2009       2008       2007       2006    2005(a)
-----------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT ALL CAP VALUE(h)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........................................   $   8.09   $  13.65   $  13.78   $  12.04   $  11.86
   End of period ...............................................   $  10.37   $   8.09   $  13.65   $  13.78   $  12.04
Accumulation units outstanding at the end of period ............     98,458    122,982     74,392     35,472     26,024
-----------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT ALL-ASSET AGGRESSIVE STRATEGY (FORMERLY RYDEX VT
ESSENTIAL PORTFOLIO AGGRESSIVE)(d)(h)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........................................   $   7.10   $   9.84   $  10.00         --         --
   End of period ...............................................   $   8.10   $   7.10   $   9.84         --         --
Accumulation units outstanding at the end of period ............     17,215     13,512     31,164         --         --
-----------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT ALL-ASSET CONSERVATIVE STRATEGY (FORMERLY
RYDEX VT ESSENTIAL PORTFOLIO CONSERVATIVE)(d)(h)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........................................   $   8.53   $   9.94   $  10.00         --         --
   End of period ...............................................   $   8.64   $   8.53   $   9.94         --         --
Accumulation units outstanding at the end of period ............     27,841     26,895     10,928         --         --
-----------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT ALL-ASSET MODERATE STRATEGY (FORMERLY RYDEX
VT ESSENTIAL PORTFOLIO MODERATE)(d)(h)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........................................   $   7.82   $   9.85   $  10.00         --         --
   End of period ...............................................   $   8.42   $   7.82   $   9.85         --         --
Accumulation units outstanding at the end of period ............     46,842     60,888     51,212         --         --
-----------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT ALL-CAP OPPORTUNITY(h)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........................................   $  10.35   $  18.13   $  15.34   $  14.30   $  12.57
   End of period ...............................................   $  12.69   $  10.35   $  18.13   $  15.34   $  14.30
Accumulation units outstanding at the end of period ............     27,214     26,693     27,459      9,645        833
-----------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT ALPHA OPPORTUNITY(h)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........................................   $  10.09   $  16.00   $  14.06   $  12.90   $  12.31
   End of period ...............................................   $  12.63   $  10.09   $  16.00   $  14.06   $  12.90
Accumulation units outstanding at the end of period ............     37,190     41,408     23,641      6,984      3,310
-----------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT ALTERNATIVE STRATEGIES ALLOCATION(e)(h)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........................................   $   7.94   $  10.00         --         --         --
   End of period ...............................................   $   7.72   $   7.94         --         --         --
Accumulation units outstanding at the end of period ............      5,038      2,534         --         --         --
-----------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT CLS ADVISORONE AMERIGO(b)(h)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........................................   $   6.31   $  11.51   $  10.51   $  10.00         --
   End of period ...............................................   $   8.47   $   6.31   $  11.51   $  10.51         --
Accumulation units outstanding at the end of period ............    313,161    356,472    204,544     72,828         --
-----------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT CLE ADVISORONE CLERMONT(b)(h)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........................................   $   7.08   $  10.50   $  10.27   $  10.00         --
   End of period ...............................................   $   8.35   $   7.08   $  10.50   $  10.27         --
Accumulation units outstanding at the end of period ............    105,797     82,118     50,789     33,998         --
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                       2009       2008       2007       2006    2005(a)
-----------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT GLOBAL(h)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........................................   $   7.10   $  11.97   $  11.41   $  10.10   $   8.85
   End of period ...............................................   $   8.19   $   7.10   $  11.97   $  11.41   $  10.10
Accumulation units outstanding at the end of period ............    237,636    203,408    203,880     98,194     14,218
-----------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT HIGH YIELD(h)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........................................   $  15.93   $  23.61   $  24.02   $  22.43   $  22.38
   End of period ...............................................   $  26.50   $  15.93   $  23.61   $  24.02   $  22.43
Accumulation units outstanding at the end of period ............    115,442     90,954     62,264     31,608      2,395
-----------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT INTERNATIONAL OPPORTUNITY(e)(h)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........................................   $   6.30   $  10.00         --         --         --
   End of period ...............................................   $   7.88   $   6.30         --         --         --
Accumulation units outstanding at the end of period ............        358          0         --         --         --
-----------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT LARGE CAP CONCENTRATED GROWTH (FORMERLY
SELECT 25)(h)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........................................   $   3.93   $   6.48   $   7.18   $   6.93   $   6.29
   End of period ...............................................   $   5.05   $   3.93   $   6.48   $   7.18   $   6.93
Accumulation units outstanding at the end of period ............    180,386     52,219     60,397     51,367      2,595
-----------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT LARGE CAP VALUE(h)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........................................   $   6.72   $  11.10   $  10.89   $   9.27   $   8.59
   End of period ...............................................   $   8.18   $   6.72   $  11.10   $  10.89   $   9.27
Accumulation units outstanding at the end of period ............    122,120    130,020    154,507     10,643         75
-----------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT LARGE CAP CORE (FORMERLY SBL EQUITY)(h)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........................................   $   3.95   $   6.55   $   7.15   $   6.58   $   6.43
   End of period ...............................................   $   4.94   $   3.95   $   6.55   $   7.15   $   6.58
Accumulation units outstanding at the end of period ............     10,047     10,376      9,677        869          0
-----------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT MANAGED ASSET ALLOCATION(h)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........................................   $   7.52   $  10.72   $  10.50   $   9.73   $   9.54
   End of period ...............................................   $   9.10   $   7.52   $  10.72   $  10.50   $   9.73
Accumulation units outstanding at the end of period ............     74,942     72,624     42,828     17,304      9,105
-----------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT MANAGED FUTURES STRATEGY(f)(h)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........................................   $   9.57   $  10.00         --         --         --
   End of period ...............................................   $   8.85   $   9.57         --         --         --
Accumulation units outstanding at the end of period ............      2,648     13,637         --         --         --
-----------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT MID CAP GROWTH(h)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........................................   $   4.74   $   8.19   $   9.50   $   9.40   $   8.57
   End of period ...............................................   $   6.57   $   4.74   $   8.19   $   9.50   $   9.40
Accumulation units outstanding at the end of period ............     89,006     81,452     85,784     69,807     34,459
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                       2009       2008       2007       2006    2005(a)
-----------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT MID CAP VALUE(h)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........................................   $  15.28   $  22.17   $  22.61   $  20.47   $  17.70
   End of period ...............................................   $  21.18   $  15.28   $  22.17   $  22.61   $  20.47
Accumulation units outstanding at the end of period ............    164,217    102,989     88,828     67,025     25,530
-----------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT MONEY MARKET(h)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........................................   $   9.15   $   9.30   $   9.23   $   9.17   $   9.26
   End of period ...............................................   $   8.78   $   9.15   $   9.30   $   9.23   $   9.17
Accumulation units outstanding at the end of period ............    682,115    612,095    473,826     72,011          0
-----------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT MULTI-HEDGE STRATEGIES(d)(h)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........................................   $   7.63   $   9.74   $  10.00         --         --
   End of period ...............................................   $   7.10   $   7.63   $   9.74         --         --
Accumulation units outstanding at the end of period ............    131,239      2,633          0         --         --
-----------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT SMALL CAP GROWTH(h)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........................................   $   3.52   $   6.93   $   6.81   $   6.73   $   6.27
   End of period ...............................................   $   4.59   $   3.52   $   6.93   $   6.81   $   6.73
Accumulation units outstanding at the end of period ............     32,880     28,287     25,508     13,065          0
-----------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT SMALL CAP VALUE(h)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........................................   $  14.06   $  23.77   $  22.39   $  20.49   $  18.18
   End of period ...............................................   $  21.12   $  14.06   $  23.77   $  22.39   $  20.49
Accumulation units outstanding at the end of period ............     36,915     25,757     17,018      5,014        200
-----------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT U.S. INTERMEDIATE BOND(h)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........................................   $   9.74   $  11.08   $  11.17   $  11.18   $  11.42
   End of period ...............................................   $  10.17   $   9.74   $  11.08   $  11.17   $  11.18
Accumulation units outstanding at the end of period ............    111,345     69,360     67,393     38,219     26,838
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK(b)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........................................   $   6.36   $  10.29   $  10.94   $  10.00         --
   End of period ...............................................   $   7.87   $   6.36   $  10.29   $  10.94         --
Accumulation units outstanding at the end of period ............     13,548     15,672     12,402         51         --
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GOVERNMENT(b)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........................................   $  10.13   $  10.36   $  10.05   $  10.00         --
   End of period ...............................................   $   9.84   $  10.13   $  10.36   $  10.05         --
Accumulation units outstanding at the end of period ............    188,666    150,854    188,194     95,191         --
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS EQUITY(d)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........................................   $   5.28   $  12.68   $  10.00         --         --
   End of period ...............................................   $   8.66   $   5.28   $  12.68         --         --
Accumulation units outstanding at the end of period ............     30,837     24,235     12,200         --         --
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                       2009       2008       2007       2006    2005(a)
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME(b)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........................................   $   7.95   $  10.68   $  10.73   $  10.00         --
   End of period ...............................................   $   9.38   $   7.95   $  10.68   $  10.73         --
Accumulation units outstanding at the end of period ............     62,292   3  4,264     22,006      5,685         --
-----------------------------------------------------------------------------------------------------------------------

(a) For the period February 1, 2005 (the date publicly offered) to December 31, 2005.

(b) For the period March 13, 2006 (the date publicly offered) to December 31, 2006.

(c) For the period May 1, 2006 (the date first publicly offered) to December 31, 2006.

(d) For the period April 30, 2007 (the date publicly offered) to December 31, 2007.

(e) For the period May 1, 2008 (the date publicly offered) to December 31, 2008.

(f) For the period November 17, 2008 (the date publicly offered) to December 31, 2008.

(g) Prior to May 1, 2010, the Invesco V.I. funds are called the AIM V.I. funds.

(h) Effective May 1, 2010, the SBL Fund and its respective series will be marketed with the name "Rydex|SGI." Although SBL Fund's legal name will not change, it and its series will be marketed with the name Rydex|SGI. In addition, certain of the Rydex Variable Trust series will be marketed with the name Rydex|SGI.

(i) Effective April 23, 2010, the SBL Enhanced Index Fund merged into the SBL Equity Fund which was renamed the Rydex|SGI VT Large Cap Core Fund.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS


FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK -- The Company is a life insurance company organized under the laws of the State of New York on November 8, 1994. The Company offers variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation ("Security Benefit"), a financial services holding company, organized under the laws of the State of Kansas. Security Benefit is wholly owned by Security Benefit Mutual Holding Company ("SBMHC"), a Kansas mutual holding company.

      The Principal Underwriter for the Contract is Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a subsidiary of Security Benefit.

PURCHASE TRANSACTION AND DEMUTUALIZATION -- The following describes a proposed transaction (the "Transaction") affecting the Company, its parent, Security Benefit, and Security Benefit Mutual Holding Company ("SBMHC"), the parent company of Security Benefit and the ultimate parent company of the Company.

      PURCHASE TRANSACTION. On February 15, 2010, SBMHC and certain affiliates entered into definitive agreements with an investor group led by Guggenheim Partners, LLC, which is a global, independent, privately-held, diversified financial services firm with more than $100 billion in assets under supervision. Pursuant to this agreement, a special purpose vehicle owned by the investor group and managed by an affiliate of Guggenheim Partners LLC (the "Investors") would receive a 100% ownership stake in Security Benefit and consequently acquire control of the Company in a proposed purchase transaction. The purchase transaction's closing is expected to take place on or about May 31, 2010, although it is subject to various conditions, including regulatory approvals, and may be delayed or even terminated due to unforeseen circumstances.

      After the purchase transaction's closing, the Company would remain a direct wholly-owned subsidiary of Security Benefit, and Security Benefit would become a direct wholly-owned subsidiary of the Investors.

      DEMUTUALIZATION. The purchase transaction, if effected, would be accompanied by the demutualization of SBMHC, pursuant to which eligible members would receive, subject to certain creditor claims that might be made against SBMHC, cash payments or policy credits (depending on their specific circumstances) in connection with the extinguishment of their SBMHC membership interests. However, insurance policies (including the Contracts) issued by the Company do not create a membership interest in SBMHC. Because Contract owners do not hold membership interests in SBMHC, they are not eligible to vote on the demutualization or receive consideration in the demutualization.

      Upon funding for or distribution of the cash payments or policy credits to its members, SBMHC would be dissolved as part of the demutualization. Completion of the demutualization is a condition to closing of the purchase transaction. The Transaction has been approved by the SBMHC Board of Directors and is subject to regulatory approval and approval by SBMHC's members. The SBMHC Board has approved the submission of a plan of demutualization and dissolution to the Kansas Insurance Department for approval.

      IMPACT OF DEMUTUALIZATION. The demutualization would not result in any changes to the terms of the Contracts. For example, the demutualization would not affect your Contract premiums, and it would not reduce your Contract benefits. All premiums and Contract benefits would continue to be governed by the terms of your Contract and by applicable law. For more information on the Transaction, you may access a Member Information Booklet (which is a detailed information statement regarding the Transaction that was sent to all SBMHC members entitled to vote on the demutualization) by visiting our website at https://www.securitybenefit.com/#1294 or by contacting us at 1-800-888-2461. Among other things, the Member Information Booklet notes a number of factors that relate to the decision by SBMHC's board of directors to recommend the Transaction to its members.


PUBLISHED RATINGS -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the

--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------

relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT -- The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company's creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

UNDERLYING FUNDS -- Each Underlying Fund is an open-end management investment company. It is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

      Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

      Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment vehicles might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from the use of the Underlying Funds for mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force an Underlying Fund to sell securities at disadvantageous prices.


      A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.


      PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS

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BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY
CONTACTING THE COMPANY.

      CERTAIN PAYMENTS THE COMPANY AND ITS AFFILIATE RECEIVE WITH REGARD TO THE UNDERLYING FUNDS. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

      12b-1 FEES. The Company and/or its affiliate, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.35% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.


      PAYMENTS FROM UNDERLYING FUND SERVICE PROVIDERS. The Company (and/or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.


      OTHER PAYMENTS. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."


      TOTAL PAYMENTS. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund on an annual basis.


      SELECTION OF UNDERLYING FUNDS. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

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                                       21

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THE CONTRACT

GENERAL -- The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

      The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the contract as an investment vehicle for a Section 403(b), 408, or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.


IMPORTANT INFORMATION ABOUT YOUR BENEFITS UNDER THE CONTRACT -- The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.


      ASSETS IN THE SEPARATE ACCOUNT. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

      ASSETS IN THE GENERAL ACCOUNT. The Contract also permits you to allocate Purchase Payments and Contract Value to the Fixed Account. Amounts allocated to the Fixed Account, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

      Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength. An insurance company's financial strength may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer's, General Account.

      OUR RATINGS. You will find, at www.securitybenefit.com, information on ratings assigned to the Company by third-party rating organizations A.M. Best Company and Standard & Poor's. These ratings, which reflect recent downgrades and adverse market developments, are opinions of our capacity to meet the obligations of our insurance and annuity contracts based on our financial strength.

      Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at our Administrative Office, One Security Benefit Place, Topeka, Kansas 66636, or by

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calling us at 1-800-888-2461. You also may obtain our most recent quarterly and annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461 or by visiting www.securitybenefit.com. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is age 85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.


OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may not select riders with total charges in excess of 1.70% (1.55% if your Contract was issued prior to September 1, 2005 and 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider):

o     Annual Stepped Up Death Benefit;

o     Extra Credit at 4%; or

o     0-Year or 4-Year Alternate Withdrawal Charge.

The Company makes each rider option available only at issue. You cannot change or cancel the Rider(s) that you select after they are issued. See the detailed description of the riders below.

      For information on riders that are no longer available for purchase, please see Appendix C - Riders Available for Purchase Only Prior to February 1, 2010.

      Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.


ANNUAL STEPPED UP DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

o The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

o Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

o An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within 12 months of the date of the Owner's death, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instructions regarding payment within 12 months of the date of the Owner's death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not so reduce the death benefit and shall calculate it as set forth above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."


EXTRA CREDIT -- This rider makes available a Credit Enhancement, which is an amount added to your

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                                       23

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Contract Value by the Company. You may purchase this rider only at issue. A
Credit Enhancement of 4% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. PRIOR TO FEBRUARY 1, 2010, A CREDIT ENHANCEMENT OF 3% OR 5% WAS ALSO AVAILABLE FOR ELECTION. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger.

      In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.    Contract Value immediately prior to the withdrawal.

      The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

      The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the Annual Stepped Up Death Benefit Riders.


      The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned EACH year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

      If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.


--------------------------------------------------------------------------------
 INTEREST RATE                                  RATE OF RETURN (NET OF EXPENSES)
--------------------------------------------------------------------------------
      3%*                                                    -5.00%
      4%                                                     -1.50%
      5%*                                                     0.80%

*     Effective February 1, 2010, the 3% and 5% Credit Enhancement are no
      longer available for election with the Extra Credit rider.
--------------------------------------------------------------------------------


The Internal Revenue Code generally requires that interests in a tax-qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a tax-qualified Contract.

ALTERNATE WITHDRAWAL CHARGE -- This Rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the Rider, which is available only at issue.

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--------------------------------------------------------------------------------
          0-YEAR SCHEDULE                            4-YEAR SCHEDULE
--------------------------------------------------------------------------------
       PURCHASE                                   PURCHASE
     PAYMENT AGE            WITHDRAWAL          PAYMENT AGE         WITHDRAWAL
      (IN YEARS)              CHARGE             (IN YEARS)           CHARGE
--------------------------------------------------------------------------------
     0 and over                 0%                    1                7%
                                                      2                7%
                                                      3                6%
                                                      4                5%
                                                 5 and over            0%
--------------------------------------------------------------------------------

If you purchase this Rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit."


RIDERS AVAILABLE FOR PURCHASE ONLY PRIOR TO FEBRUARY 1, 2010 -- A number of other riders previously offered with the Contract are no longer available for purchase. Please refer to Appendix C - Riders Available for Purchase Only Prior to February 1, 2010 for a description of these riders.


PURCHASE PAYMENTS -- The minimum initial Purchase Payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are the Owner and/or Joint Owner.

      The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

      The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a purchase payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account.

      You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt

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by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is properly completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

BONUS CREDIT -- During the period that began September 1, 2005 and ended December 31, 2007, the Company paid a Bonus Credit equal to 2% of any initial purchase payment applied to a Contract issued during that time period; provided, however, that the rider was available only if (1) the Company issued the Contract during the period of September 1, 2005 through December 31, 2007; (2) the Contract was issued without an Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date was 80 or younger. The Company applied the Bonus Credit at the time the initial Purchase Payment was effective and allocated it among the Subaccounts in the same proportion as the initial purchase payment. This rider is no longer available. There is no additional charge for the 2% Bonus Credit.

DOLLAR COST AVERAGING OPTION -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual, or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

      After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, or quarterly, semiannual, or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least one month if transfers were made on a monthly basis, or one quarter if transfers were made on a quarterly, semiannual or annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

      You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain

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                                       26

--------------------------------------------------------------------------------

restrictions described under "Transfers and Withdrawals from the Fixed Account."

ASSET REALLOCATION OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual, or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual, or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual, or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

      Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."

TRANSFERS OF CONTRACT VALUE -- You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

      The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

      You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account."

      FREQUENT TRANSFER RESTRICTIONS. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

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                                       27

--------------------------------------------------------------------------------

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:


o     The total dollar amount being transferred;

o     The number of transfers you made within the previous 12 months;

o     Transfers to and from (or from and to) the same Subaccount;

o Whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o Whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.



If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owner or Participants.

      In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).


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                                       28

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 NUMBER OF
                                                                                                                 ROUND TRIP
                                                  SUBACCOUNT                                                     TRANSFERS
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT CLS AdvisorOne Amerigo, Rydex|SGI VT CLS AdvisorOne Clermont, Rydex|SGI VT Money Market             Unlimited
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA, Oppenheimer Main Street Small Cap Fund(R)/VA                                         6(1)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Basic Value, Invesco V.I. Capital Development, Invesco V.I. Global Health Care, Invesco V.I.           4(1)
Global Real Estate, Invesco V.I. International Growth, Invesco V.I. Mid Cap Core Equity, Dent Strategic
Portfolio, Franklin Income Securities, Franklin Small Cap Value Securities, Franklin Templeton VIP Founding
Funds Allocation, Legg Mason ClearBridge Variable Aggressive Growth, Legg Mason Western Asset Variable Global
High Yield Bond, Legg Mason ClearBridge Variable Small Cap Growth, Mutual Global Discovery Securities,
Neuberger Berman AMT Socially Responsive, PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO
VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Low Duration, PIMCO VIT
Real Return, Rydex|SGI VT All-Cap Opportunity, Rydex|SGI VT Alternative Strategies Allocation, Rydex|SGI VT
All-Asset Aggressive Strategy, Rydex|SGI VT All-Asset Conservative Strategy, Rydex|SGI VT All-Asset Moderate
Strategy, Rydex|SGI VT Multi-Hedge Strategies, Rydex|SGI VT International Opportunity, Rydex|SGI VT Managed
Futures Strategy, Rydex|SGI VT All Cap Value, Rydex|SGI VT Alpha Opportunity, Rydex|SGI VT Large Cap Core,
Rydex|SGI VT Global, Rydex|SGI VT High Yield, Rydex|SGI VT Large Cap Value, Rydex|SGI VT Managed Asset
Allocation, Rydex|SGI VT Mid Cap Growth, Rydex|SGI VT Mid Cap Value, Rydex|SGI VT Large Cap Concentrated
Growth, Rydex|SGI VT Small Cap Growth, Rydex|SGI VT Small Cap Value, Rydex|SGI VT U.S. Intermediate Bond, Van
Kampen LIT Comstock, Van Kampen LIT Government, Van Kampen UIF Emerging Markets Equity, Van Kampen UIF Equity
and Income
------------------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap                                                                                                     3(1)
------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Technology Growth, Dreyfus VIF International Value                                                       2(5)
------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value, American Century VP Ultra(R), American Century VP Value                          2(1)
------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research International, MFS(R) VIT Total Return, MFS(R) VIT Utilities                                    2(2)
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Enterprise and Janus Aspen Janus Portfolio                                                              1(4)
------------------------------------------------------------------------------------------------------------------------------

(1) Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(2) Number of round trip transfers that can be made in any 3 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(3) Number of round trip transfers that can be made in any 45 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(4) Number of round trip transfers that can be made in any 90 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(5) Number of round trip transfers that can be made in any 4 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

--------------------------------------------------------------------------------


      In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market

--------------------------------------------------------------------------------
                                       29

--------------------------------------------------------------------------------

timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

      To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

      Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.


      The Company does not limit or restrict transfers to or from the Rydex|SGI VT Money Market Subaccount, the Rydex|SGI VT CLS AdvisorOne Amerigo Subaccount, or the Rydex|SGI VT CLS AdvisorOne Clermont Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.


      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

CONTRACT VALUE -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire invest-

--------------------------------------------------------------------------------
                                       30

--------------------------------------------------------------------------------

ment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- Your Contract Value will vary to a degree that depends upon several factors, including

o Investment performance of the Subaccounts to which you have allocated Contract Value,

o     Interest credited to the Fixed Account,

o     Payment of Purchase Payments,

o     The amount of any outstanding Contract Debt,

o     Full and partial withdrawals, and

o Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

      In addition, other transactions including loans, full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.60%, and (5) the administration charge under the Contract of 0.15%.

      The minimum mortality and expense risk charge of 0.60% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

CUT-OFF TIMES -- Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans,

--------------------------------------------------------------------------------
                                       31

--------------------------------------------------------------------------------

transfers, full and partial withdrawals, death benefit payments, and Purchase Payments.

FULL AND PARTIAL WITHDRAWALS -- An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals after the Annuity Start Date are permitted only under Annuity Option 5. See "Annuity Period." A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charge (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than seven years), a pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge."

      If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit."

      The Company requires the signature of all Owners on any request for withdrawal. The Company requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.


      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request, less any applicable withdrawal or premium tax charge. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from Purchase Payments that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge. Alternatively, you may request that any withdrawal and/or premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge in addition to the payment amount. See "Premium Tax Charge." Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit." No partial withdrawal will be processed which would result in a withdrawal of Contract Value from the Loan Account.

      If a partial Withdrawal causes your Contract Value to be less than $2,000 immediately after the Withdrawal and no Purchase Payments have been made in the prior three years, we may terminate the Contract and send you the Withdrawal proceeds. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.


      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.


      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see "Restrictions on Withdrawals from Qualified Plans." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."


SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select systematic

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                                       32

--------------------------------------------------------------------------------

withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.


      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit."

      If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.


      In no event will payment of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal $0.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Federal Tax Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract. Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

DEATH BENEFIT -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements" below. If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected

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                                       33

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premium tax. If the age of each Owner (or Annuitant, if any Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements if the Extra Credit Rider was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

      If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

      If you purchased the Annual Stepped Up Death Benefit Rider, your death benefit will be determined in accordance with the terms of the Rider. See the discussion of the Annual Stepped Up Death Benefit Rider. Your death benefit proceeds under the Rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. IF THE COMPANY DOES NOT RECEIVE AT ITS ADMINISTRATIVE OFFICE WITHIN SIX MONTHS OF THE DATE OF THE OWNER'S DEATH INSTRUCTIONS REGARDING THE DEATH BENEFIT PAYMENT, THE DEATH BENEFIT WILL BE AS SET FORTH IN ITEM 2, ABOVE. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

      For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

      For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

      Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims paying ability.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE -- The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. Purchase Payments include Bonus Credits for purposes of assessing the withdrawal charge.

     The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free With-

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drawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.

      The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. Each Purchase Payment and/or Bonus Credit you make is considered to have a certain "age," depending on the length of time since the Purchase Payment and/or Bonus Credit was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment or Bonus Credit is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

            ------------------------------------------------
                  PURCHASE PAYMENT AND           WITHDRAWAL
              BONUS CREDIT AGE (IN YEARS)         CHARGE
            ------------------------------------------------
                           1                         7%
                           2                         7%
                           3                         6%
                           4                         5%
                           5                         4%
                           6                         3%
                           7                         2%
                       8 and over                    0%
            ------------------------------------------------

      The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

      The withdrawal charge is designed to reimburse the Company for costs and other expense associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expense are not recovered from the charge, such expense may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

MORTALITY AND EXPENSE RISK CHARGE -- The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

--------------------------------------------------------------------------------
                                                            ANNUAL MORTALITY AND
CONTRACT VALUE                                              EXPENSE RISK CHARGE
--------------------------------------------------------------------------------
Less than $25,000                                                   0.85%
At least $25,000 but less than $100,000                             0.70%
$100,000 or more                                                    0.60%
--------------------------------------------------------------------------------

These amounts are also deducted during the Annuity Period. However, the annual mortality and expense risk charge during the Annuity Period is 1.25%, in lieu of the amounts set forth above, and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality

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and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

ACCOUNT ADMINISTRATION CHARGE -- The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.

LOAN INTEREST CHARGE The Company charges interest on a loan at an annual effective rate of 7.4%. The Company also will credit the amount in the Loan Account with an annual effective rate of 3%. Because the Contract Value maintained in the Loan Account is always equal in amount to the outstanding loan balance and earns an annual effective rate of 3%, the net cost of a loan is 4.4%. Thus, the highest net cost of a loan you may be charged is 4.4%.

OTHER CHARGES -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

VARIATIONS IN CHARGES -- The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.


OPTIONAL RIDER CHARGES -- In addition to the charges and deductions discussed above, you may purchase certain optional Riders under the Contract. The Company makes each Rider available only at issue.

      The Company deducts a monthly charge from Contract Value for any Riders elected by the Owner. The Company generally will deduct the monthly Rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. Currently, you may not select riders with total charges in excess of 1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider.

      As noted in the table, certain riders are no longer available for purchase. For more information on these riders, see Appendix C - Riders Available for Purchase Only Prior to February 1, 2010.

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                                       36

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--------------------------------------------------------------------------------
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value allocated to the Subaccounts)
--------------------------------------------------------------------------------

                                                                                               ANNUAL
                                                                                  RATE(1)   RIDER CHARGE
-------------------------------------------------------------------------------------------------------
                RIDERS AVAILABLE FOR PURCHASE WITH THE CONTRACT:
-------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                                              --         0.25%
-------------------------------------------------------------------------------------------------------
Extra Credit Rider(3)                                                               4%        0.55%
-------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge Rider                                                  0-Year     0.70%
                                                                                   4-Year     0.60%(4)
-------------------------------------------------------------------------------------------------------
          RIDERS AVAILABLE FOR PURCHASE ONLY PRIOR TO FEBRUARY 1, 2010
-------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                                             3%        0.25%
                                                                                    5%        0.40%
-------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit Rider                                        --         0.55%(2)
-------------------------------------------------------------------------------------------------------
                                                                                    3%        0.40%
Extra Credit Rider(3)                                                               5%        0.70%
-------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2) The Company may increase the Rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the Rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit" In Appendix C - Riders Available for Purchase Only Prior to February 1, 2010. The current charge for such Rider is used in calculating the maximum Rider charge of 1.70% (1.55% if your Contract was issued before September 1, 2005; provided however, that you may not select riders with total charges in excess of 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider).

(3) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(4) If the Company issued your rider before September 1, 2005, the charge for the 4-year Alternate Withdrawal Charge Rider is 0.55%.
--------------------------------------------------------------------------------


GUARANTEE OF CERTAIN CHARGES -- The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 0.85% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.15% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.

UNDERLYING FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

ANNUITY PERIOD

GENERAL -- You select the Annuity Start Date at the time of application. The Annuity Start Date must not be earlier than the 12-month anniversary of the Contract Date and may not be deferred beyond the later of the Annuitant's 90th birthday or the tenth annual Contract Anniversary, although the terms of a Qualified Plan and the laws of New York may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

      On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available as a variable, fixed, or combination of variable and fixed Annuity for use with the Subaccounts. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes and a pro rata account administration charge, if applicable.

      The Contract provides for six Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 6 are based upon annuity rates that vary with the

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Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually.

      Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

      Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 5.

      If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax adviser before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

      An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period. The Contract specifies annuity tables for Annuity Options 1 through 6, described below. The tables, adjusted to reflect the assumed interest rate, contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity.

ANNUITY OPTIONS --

      OPTION 1 -- LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 2 -- LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

      OPTION 3 -- LIFE WITH INSTALLMENT OR UNIT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that

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--------------------------------------------------------------------------------

has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

      OPTION 4 --

      A. JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. The number of Annuity Units used to determine the annuity payment is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION 4A. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      B. JOINT AND LAST SURVIVOR WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

      OPTION 5 --PERIOD CERTAIN. Periodic annuity payments will be made for a stated period, which may be 10, 15 or 20 years, as elected by the Owner. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

      OPTION 6 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4A, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 6 are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the net performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the net performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

      The Company calculates variable annuity payments under Options 1 through 6 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 6 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity.

      On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be deter-

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mined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.

      Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

      The Company does not allow the Annuity Start Date to be deferred beyond the later of the Annuitant's 90th birthday or the tenth annual Contract Anniversary.

THE FIXED ACCOUNT

      You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The Company's General Account is subject to regulation and supervision by the New York Department of Insurance. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."

      Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts we guarantee in connection with the Fixed Account are subject to our financial strength and claims-paying ability.

INTEREST -- Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least the specified minimum ("Guaranteed Rate"). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the New York requirements. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.

      Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a "Guarantee Period"). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

      Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For

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example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

      For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals From the Fixed Account." If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.

DEATH BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."

CONTRACT CHARGES -- Premium taxes and the account administration, optional rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any optional rider charges are deducted from Current Interest with respect to Contract Value allocated to the Fixed Account, to the extent that the resulting credit rate to the Fixed Account is no less than the Guaranteed Rate. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND WITHDRAWALS FROM THE FIXED ACCOUNT -- You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than six months, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation Request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.

      The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $500 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to six transfers, to suspend transfers and to limit the amount that may be subject to transfers. See "Transfers of Contract Value."

      If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.

      You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request

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will be processed which would result in the withdrawal of Contract Value from the Loan Account. See "Full and Partial Withdrawals" and "Systematic Withdrawals." In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See "Loans."

PAYMENTS FROM THE FIXED ACCOUNT -- Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a written request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-natural Persons." See "Federal Tax Matters."

      JOINT OWNERS. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION AND CHANGE OF BENEFICIARY -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

      Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will effect a transfer between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

o During which trading on the New York Stock Exchange is restricted as determined by the SEC,

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS -- If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or

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payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).


LOANS -- If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater ($10,000 limit is not available for contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974 ("ERISA")). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value, and the Company reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other providers, we will only use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. Reference should be made to the terms of your particular Qualified Plan for any additional loan restrictions.


      When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account. Amounts allocated to the Loan Account earn an annual effective rate of 3%.

      Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The Company will charge interest on the loan at an annual effective rate of 7.4%. Because the Contract Value maintained in the Loan Account is always equal in amount to the outstanding loan balance and earns an annual effective rate of 3%, the net cost of a loan is 4.4%.

      Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. You must label each loan payment as such. If not labeled as a loan payment, amounts received by the Company will be treated as Purchase Payments. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

      If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default. The total outstanding loan balance, which includes accrued interest, will be reported to the Internal Revenue Service ("IRS") on form 1099-R for the year in which the default occurred. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59 1/2. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value or after the Contractowner attains age 59 1/2. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.

      While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Internal Revenue Code.

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      In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

      You should consult with your tax adviser on the effect of a loan.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."

      Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may ONLY be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

      If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

      The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."


      If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.


FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present

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federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT. IN ADDITION, AS PROVIDED IN IRS REGULATIONS, WE INFORM YOU THAT THIS MATERIAL IS NOT INTENDED AND CANNOT BE REFERRED TO OR USED (1) TO AVOID TAX PENALTIES, OR (2) TO PROMOTE, SELL OR RECOMMEND ANY TAX PLAN OR ARRANGEMENT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT --

      GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      CHARGE FOR THE COMPANY'S TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of
Section 817(h).


      OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. While the Company does not think that such will be the case, these differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objectives or investment policies.


INCOME TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS -- Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

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      SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY START DATE. Code Section 72
provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

      SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.


      ANNUITY PAYMENTS. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.


      PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

      If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS --

      DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.


      The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of the Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.


      Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner.

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Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

      GIFT OF ANNUITY CONTRACTS. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

      CONTRACTS OWNED BY NON-NATURAL PERSONS. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

      MULTIPLE CONTRACT RULE. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

      In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

      POSSIBLE TAX CHANGES. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

      OPTIONAL BENEFIT RIDERS. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

QUALIFIED PLANS -- The Contract may be used with Qualified Plans that meet the requirements of Section 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may

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accept beneficiary designations and payment instructions under the terms of the
Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.

      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Although these rules have been partially suspended for distributions required for 2009, they apply to distributions required for 2008 that are not paid until 2009, and to distributions for all subsequent taxable years. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

      The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

      SECTION 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.

      Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary). Distributions are generally not required for 2009.

      If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

      If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.

      A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

      Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee.


      A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.


      Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

      SECTION 408. TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.


      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may

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not be fixed and may not exceed (except in the case of a rollover contribution)
the lesser of 100% of the individual's taxable compensation or $5,000. Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($89,000 for a married couple filing a joint return and $56,000 for a single taxpayer in 2010). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $167,000 and $177,000 in 2010. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

      Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

      In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2--the contract owner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.

      Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."

      SECTION 408A. ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $105,000 to $120,000 in adjusted gross income ($167,000 to $177,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.

      Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed (with a special rule to spread out the income for 2010 rollovers and conversions to 2011 and 2012), but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. Distributions are generally not required for 2009. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner (sixth year if 2009 is one of the years included).



      ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.

      If any portion of the balance to the credit of an employee in a 401, 403(b) or governmental 457 plan (other than Roth sources) is paid in an "eligible rollover distribution" and the payee transfers any portion of the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

      For an employee's spouse (or employee's former spouse as beneficiary or alternate payee), an "eligible retirement plan" will be another Section 403(b) plan, a qualified retirement plan, a governmental deferred

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compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an "eligible retirement plan" is an IRA established by the direct rollover. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA.


      A 401, 403(b) or governmental 457 plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

      TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a 403(b) or IRA before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution or
(ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

      The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

      MINIMUM DISTRIBUTION TAX. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax adviser.

      WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contact that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

      The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER TAX CONSIDERATIONS --

      FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

      GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


      ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES IN 2010. In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping

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transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that
Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.


      ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

      FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.


      MEDICARE TAX. Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.


OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds.

      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of

--------------------------------------------------------------------------------
                                       51

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another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive an annual and semiannual report containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC PRIVILEGES -- If the proper form has been completed, signed, and filed at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

      Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

     The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

     By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for-any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege.

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                                       52

--------------------------------------------------------------------------------

The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

LEGAL PROCEEDINGS -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.

SALE OF THE CONTRACT -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

      PRINCIPAL UNDERWRITER. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.


      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by the state of New York insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2009, 2008 and 2007, the amounts paid to SDI in connection with all contracts sold through the Separate Account were $619,374.38, $731,447.29 and $1,358,010.40, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract.


      SELLING BROKER-DEALERS. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

      COMPENSATION PAID TO ALL SELLING BROKER-DEALERS. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6.5% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

      The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.


      ADDITIONAL COMPENSATION PAID TO SELECTED SELLING BROKER-DEALERS. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value

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                                       53

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--------------------------------------------------------------------------------

of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.


      This additional compensation arrangement is not offered to all Selling Broker Dealers and the terms of this arrangement (and of any other such arrangements that SDI may enter into in the future) and the payments made thereunder may differ substantially among Selling Broker Dealers.

      These payments may be significant, and are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

PERFORMANCE INFORMATION


      Performance information for the Subaccounts, including the yield and effective yield of the Rydex|SGI VT Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the Rydex|SGI VT Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Rydex|SGI VT Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the Rydex|SGI VT Money Market Subaccount yields may also become extremely low and possibly negative.


      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

      Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

      Although the Contract was not available for purchase until February 1, 2005, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contract that incorporate the performance of the Underlying Funds.


      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield of the Rydex|SGI VT Money Market Subaccount and total returns of the Subaccounts, see the Statement of Additional Information.


ADDITIONAL INFORMATION

REGISTRATION STATEMENT -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the

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                                       54

--------------------------------------------------------------------------------

SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


FINANCIAL STATEMENTS -- The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, and the financial statements of Variable Annuity Account B - SecureDesigns Variable Annuity at December 31, 2009 and 2008, and for each of the specified periods ended December 31, 2009, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.


TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

      The Statement of Additional Information for SecureDesigns Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, KS 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
   Section 403(b)
   Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

OBJECTIVES FOR UNDERLYING FUNDS

--------------------------------------------------------------------------------
There is no guarantee that any Underlying Fund will meet its investment objective.
--------------------------------------------------------------------------------

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE PROSPECTUSES. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.


------------------------------------------------------------------------------------------------------------------------------------
                              SHARE CLASS
UNDERLYING FUND             (IF APPLICABLE)   INVESTMENT OBJECTIVE                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid        Class II       Seeks long-term growth with income   American Century Investment Management, Inc.
Cap Value                                     as a secondary objective
------------------------------------------------------------------------------------------------------------------------------------
American Century VP            Class II       Long-term capital growth             American Century Investment Management, Inc.
Ultra(R) Fund
------------------------------------------------------------------------------------------------------------------------------------
American Century VP            Class II       Long-term capital growth             American Century Investment Management, Inc.
Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Dent Strategic Portfolio                      Long-term growth of capital          HS Dent Investment Management LLC
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Technology           Service       Capital appreciation                 The Dreyfus Corporation
Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF                     Service       Long-term capital growth             The Dreyfus Corporation
International Value
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income                 Class 2       Maximize income while maintaining    Franklin Advisers, Inc.
Securities Fund                               prospects for capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value        Class 2       Long-term total return               Franklin Advisory Services, LLC
Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP                        Capital appreciation, with income    Franklin Templeton Services, LLC
Founding Funds                                as a secondary goal.
Allocation
------------------------------------------------------------------------------------------------------------------------------------

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                                       55

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                              SHARE CLASS
UNDERLYING FUND             (IF APPLICABLE)   INVESTMENT OBJECTIVE                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Basic Value       Series II      Long-term growth of capital          Invesco Advisors, Inc.
Fund
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital           Series II      Long-term growth of capital          Invesco Advisors, Inc.
Development Fund
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global            Series I       Capital growth                       Invesco Advisors, Inc.
Health Care Fund
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real       Series I       High total return through growth     Invesco Advisors, Inc.
Estate Fund                                   of capital and current income.       (Investment Adviser)

                                                                                   Invesco Asset Management Limited
                                                                                   (Sub-Adviser)
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I.                   Series II      Long-term growth of capital          Invesco Advisors, Inc.
International Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap           Series II      Long-term growth of capital          Invesco Advisors, Inc.
Core Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Enterprise          Service       Seeks long-term growth of capital    Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Janus               Service       Seeks long-term growth of capital    Janus Capital Management LLC
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason ClearBridge         Class II       Seeks capital appreciation           Legg Mason Partners Fund Advisor, LLC
Variable Aggressive                                                                (Investment Adviser)
Growth Portfolio
                                                                                   ClearBridge Advisors, LLC
                                                                                   (Sub-Adviser)
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason ClearBridge          Class I       Seeks long-term growth of capital    Legg Mason Partners Fund Advisor, LLC
Variable Small Cap                                                                 (Investment Adviser)
Growth Portfolio
                                                                                   ClearBridge Advisors, LLC
                                                                                   (Sub-Adviser)
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason Western Asset       Class II       Seeks to maximize total return,      Legg Mason Partners Fund Advisor, LLC
Variable Global High                          consistent with the preservation
Yield Bond Portfolio                          of capital
                                                                                   Western Asset Management Company and
                                                                                   Western Asset Management Company Limited
                                                                                   (Sub-Advisers)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research             Service       Capital appreciation                 Massachusetts Financial Services Company
International Series
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Total Return         Service       To Seek Total Return                 Massachusetts Financial Services Company
Series
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Utilities            Service       To Seek Total Return                 Massachusetts Financial Services Company
Series
------------------------------------------------------------------------------------------------------------------------------------
Mutual Global Discovery         Class 2       Capital appreciation                 Franklin Mutual Advisers, LLC
Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT            Class S       Long-term growth of capital by       Neuberger Berman Management LLC
Socially Responsive                           investing primarily in securities    (Investment Adviser)
                                              of companies that meet the Fund's
                                              financial criteria and social        Neuberger Berman, LLC
                                              policy                               (Sub-Adviser)
------------------------------------------------------------------------------------------------------------------------------------

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                                       56

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE)   INVESTMENT OBJECTIVE                           INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Core             Service        The Fund seeks a high level of current         OppenheimerFunds, Inc.
Bond Fund/VA                                income as its primary goal. As a secondary
                                            goal, the Fund seeks capital appreciation
                                            when consistent with its goal of high
                                            current income. The Fund invests mainly in
                                            investment grade debt securities.
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main             Service        This Fund invests in a well-diversified mix    OppenheimerFunds, Inc.
Street Small Cap                            of smaller company stocks for capital
Fund(R)/VA                                  appreciation potential.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset       Administrative    Seeks maximum real return consistent with      Pacific Investment Management Company LLC
Portfolio                                   preservation of real capital and prudent
                                            investment management
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT                 Administrative    Seeks maximum real return consistent with      Pacific Investment Management Company LLC
CommodityRealReturn(R)                      prudent investment management
Strategy Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging           Advisor        Seeks maximum total return, consistent with    Pacific Investment Management Company LLC
Markets Bond                                preservation of capital and prudent
                                            investment management
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign         Administrative    Seeks maximum total return, consistent with    Pacific Investment Management Company LLC
Bond Portfolio (U.S.                        preservation of capital and prudent
Dollar-Hedged)                              investment management
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low             Administrative    Seeks maximum total return consistent with     Pacific Investment Management Company LLC
Duration Portfolio                          preservation of capital and prudent
                                            investment management
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return     Administrative    Seeks maximum real return, consistent with     Pacific Investment Management Company LLC
Portfolio                                   preservation of real capital and prudent
                                            investment management
------------------------------------------------------------------------------------------------------------------------------------
Royce Capital Fund--        Investment      Long-term growth of capital                    Royce & Associates, LLC
Micro-Cap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT All Cap                        Long-term growth of capital                    Security Global Investors
Value
------------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT All-Asset                      The Essential Portfolio Aggressive Fund's      Security Global Investors
Aggressive Strategy                         objective is to primarily seek growth of
                                            capital.
------------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT All-Asset                      The Essential Portfolio Conservative Fund's    Security Global Investors
Conservative Strategy                       objective is to primarily seek preservation
                                            of capital and, secondarily, to seek
                                            long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT All-Asset                      The Essential Portfolio Moderate Fund's        Security Global Investors
Moderate Strategy                           objective is to primarily seek growth of
                                            capital and, secondarily, to seek
                                            preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT All-Cap                        Long-term capital appreciation                 Security Global Investors
Opportunity
------------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT                                Investment returns with a low correlation to   Security Global Investors
Alternative Strategies                      the returns of traditional stocks and bonds
Allocation
------------------------------------------------------------------------------------------------------------------------------------

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                                       57

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE)   INVESTMENT OBJECTIVE                           INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT CLS                            Long-term growth of capital without regard     Security Global Investors (Investment
AdvisorOne Amerigo                          to current income                              Adviser)
Fund
                                                                                           CLS Investment Firm, LLC (Sub-Adviser)
------------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT CLS                            Current income and growth of capital           Security Global Investors
AdvisorOne Clermont                                                                        (Investment Adviser)
Fund
                                                                                           CLS Investment Firm, LLC (Sub-Adviser)
------------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT Global                         Long-term growth of capital                    Security Global Investors (Investment
                                                                                           Adviser)

                                                                                           Security Global Investors, LLC
                                                                                           (Sub-Adviser)
------------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT High                           High current income and capital                Security Global Investors
Yield                                       appreciation as a secondary objective
------------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT                                Long-term capital appreciation                 Security Global Investors
International
Opportunity
------------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT Large                          Long-term growth of capital                    Security Global Investors
Cap Concentrated
Growth
------------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT Large                          Long-term growth of capital                    Security Global Investors
Cap Core
------------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT Large                          Long-term growth of capital                    Security Global Investors
Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT Managed                        High level of total return                     Security Global Investors (Investment
Asset Allocation                                                                           Adviser)

                                                                                           T. Rowe Price Associates, Inc.
                                                                                           (Sub-Adviser)
------------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT Managed                        Seeks to provide investment results            Security Global Investors
Futures Strategy                            that match the performance of the
                                            Standard & Poor's Diversified
                                            Trends Indicator (R).
------------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT Mid Cap                        Capital appreciation                           Security Global Investors
Growth
------------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT Mid Cap                        Long-term growth of capital                    Security Global Investors
Value
------------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT Money                          As high a level of current income as is        Security Global Investors
Market                                      consistent with preservation of capital by
                                            investing in money market securities with
                                            varying maturities.
------------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT Multi-                         Long-term capital appreciation                  Security Global Investors
Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT Multi-                         Seeks to provide capital appreciation          Security Global Investors
Hedge Strategies                            consistent with the return and risk
                                            characteristics of the hedge fund universe.
------------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT Small                          Long-term growth of capital                    Security Global Investors
Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT Small Cap                      Long term capital appreciation                 Security Global Investors
Value
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       58

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE)   INVESTMENT OBJECTIVE                           INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT US                             Provide current income                         Security Global Investors
Intermediate Bond
------------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT                                Long-term growth of capital                    Security Global Investors
Alpha Opportunity                                                                          (Investment Adviser)

                                                                                           Security Global Investors, LLC
                                                                                           (Sub-Adviser)

                                                                                           Mainstream Investment Advisers, LLC
                                                                                           (Sub-Adviser)
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT               Class II       Capital growth and income through              Van Kampen Asset Management
Comstock Portfolio                          investments in equity securities, including
                                            common stocks, preferred stocks and
                                            securities convertible into common and
                                            preferred stocks
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT               Class II       High current return consistent                 Van Kampen Asset Management
Government Portfolio                        with preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF               Class II       Seeks long-term capital appreciation.          Morgan Stanley Investment Management Inc.
Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity        Class II       Capital appreciation and current income        Morgan Stanley Investment Management Inc.
and Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       59

                                                                      APPENDIX A

                            IRA DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of Traditional Individual Retirement Annuities (e.g., non-Roth IRAs). Internal Revenue Service regulations require that this Disclosure Statement be given to each person desiring to establish an Individual Retirement Annuity (IRA). Further information can be obtained from any district office of the Internal Revenue Service.


RIGHT TO REVOKE

You may revoke your IRA within seven days after it has been established. For purposes of revocation, the date your first purchase payment is received by First Security Benefit Life Insurance and Annuity Company of New York will be the date the account is established. To revoke your IRA and receive a refund of the entire amount of contribution paid, you must mail or deliver a written notice of revocation, signed exactly as your signature appears on your variable annuity application, to: FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK, ADMINISTRATIVE OFFICE, P.O. BOX 750497, TOPEKA, KS 66675-0497, 1-800-888-2461.

If you send your revocation notice by First Class Mail, we will consider that you have notified us as of the date of the postmark on the envelope. If you send it by Certified or Registered Mail, you will have notified us as of the certification or registration date on the label. In either case, the revocation notice must be properly addressed and mailed, with postage prepaid. Upon receipt of a timely revocation notice, the entire amount of your contribution will be returned to you without adjustment for sales commissions, administrative fees or market value fluctuation.


WHAT ARE THE STATUTORY REQUIREMENTS?

The annuity contract described in the prospectus which accompanies this IRA Disclosure Statement meets the requirements of Section 408(b) of the Internal Revenue Code as to form for use as an IRA. The form of the contract has been approved by the Internal Revenue Service.

The requirements of Section 408(b) of the Internal Revenue Code, as to form for use as an IRA, are described in Items 1 through 6 below:

1.   The amount in your IRA must be fully vested at all times.

2.   The contract must provide that you cannot transfer it to someone else.

3.   The contract must have flexible premiums.

4. You must start receiving distributions by April 1 of the year following the year in which you reach age 70 1/2 (see "Required Minimum Distributions").

5. The contract must provide that you cannot contribute more than the lesser of 100% of your taxable compensation or the applicable dollar amount as shown in the table below. See "How Much May I Contribute?" (This requirement does not apply to rollovers. See "Rollovers and Direct Transfers.")

6. The contract must provide that any refund of premium will be applied before the close of the calendar year of the year of refund toward the payment of future premiums or the purchase of additional benefits.

WHO IS ELIGIBLE FOR AN IRA?

Any individual (under age 70 1/2) who has compensation or earned income is eligible for either a deductible or a nondeductible IRA.

You may designate your entire contribution as a nondeductible contribution, if you so choose. If your otherwise allowable and deductible IRA contribution is limited because you (or your spouse) are an active participant in a qualified retirement plan provided by your employer and your adjusted gross income exceeds a certain level, you may make a designated nondeductible contribution to the extent your otherwise allowable and deductible contribution amount was limited.

You have the responsibility of determining and reporting on IRS Form 8606 how much you contributed and which portion of the contributions you made were deductible and which were designated nondeductible contributions. Once contributed, the deductible and designated nondeductible contributions are treated the same, meaning, each type receives tax-deferred accumulation of income. You need to know how much of your account is made up of deductible and designated nondeductible contributions in order to determine the taxable portion of any distributions you receive, so you should keep permanent records on your deductible and non-deductible contributions.

Reporting requirements are instituted for individuals who make nondeductible contributions or receive a distribution. A penalty of $100 applies to each instance when a nondeductible contribution is reported but not made, without reasonable cause.

SPOUSAL IRAS --

1.   One or both spouses must be receiving compensation for the taxable year.

2. Both spouses must be under age 70 1/2. (However, if one spouse is not over age 70 1/2, that spouse could contribute under the regular IRA rules.)

3. The contributions need not be split equally between the two accounts. However, no more than the individual account maximum described below can be contributed to either account.

4.    A joint tax return must be filed.

5.    Separate accounts must be maintained for each spouse.

6. Community property laws are not considered in computing contributions to each spouse's account.

DIVORCED SPOUSE IRAS -- The transfer of an individual's interest, in whole or in part, in an IRA to their former spouse under a valid divorce decree or a written instrument incident to such divorce shall not be considered to be a distribution from such an IRA to such individual or their former spouse; nor shall it be considered a taxable transfer by such individual to their former spouse.

The interest described which is transferred to the former spouse shall be treated as an IRA of such spouse.


WHAT IS COMPENSATION?

Compensation is defined as wages, salaries, professional fees, sales commissions, tips, bonuses and earned income to self-employed persons. It does not include earnings and profits from investments, such as interest, dividends and rental income.


WHEN DO I HAVE TO MAKE MY CONTRIBUTIONS?

Contributions, including establishing your IRA, can be made at any time. If you make a contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your federal tax return, not including extensions.


HOW MUCH MAY I CONTRIBUTE?

REGULAR IRA -- The lesser of 100% of compensation or $5,000. If you are age 50 or over, you may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if you are covered by an employer-sponsored retirement plan, the amount of the contribution to a traditional IRA which may be deducted will be reduced or eliminated if your modified adjusted gross income exceeds the limits as set forth in the table below:

------------------- -------------------- --------------------
  TAXABLE YEARS      SINGLE TAXPAYERS       JOINT RETURNS
   BEGINNING IN       PHASE-OUT RANGE      PHASE-OUT RANGE
------------------- -------------------- --------------------
  2010 and after      $56,000-$66,000      $89,000-$109,000
------------------- -------------------- --------------------

If your spouse is covered by an employer retirement plan but you are not, you may be able to deduct those contributions to an IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return exceeds $167,000.

SPOUSAL IRA -- If you and your spouse file a joint return, each of you may contribute up to $5,000 (or $6,000 in 2010 if you are age 50 or older) to your own IRA annually if your joint income in 2010 is at least equal to the combined contributions. The maximum amount the higher compensated spouse may contribute for the year 2010 is the lesser of $5,000 (or $6,000 if you are age 50 or older) or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of: (i) $5,000 (or $6,000 if you are age 50 or older) or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA.


ARE THERE ANY OTHER LIMITS ON CONTRIBUTIONS?

Yes. For a Traditional IRA, no contribution (other than a rollover or a SEP contribution) can be made in or after the year in which you reach age 70 1/2.


ROLLOVERS AND DIRECT TRANSFERS

If you receive a distribution from another IRA, you may make a rollover contribution of all or part of the amount you receive to this IRA. The rollover must be completed within 60 days after you receive the distribution.

Certain distributions from retirement plans (pension plan, profit-sharing plan, Keogh, 403(b), 401(k) or governmental 457, but not contributions from Roth 401(k) or Roth 403(b) accounts) are also eligible for rollover to your IRA. You may make a rollover contribution by rolling all or a portion of your distribution or directly transferring the assets from your retirement plan. The distribution must be rolled over within 60 days of receipt from the retirement plan administrator or sponsor. In most instances the plan administrator or sponsor must withhold 20% of your distribution for federal income tax purposes unless you elect a direct rollover. In a direct rollover, the distribution from your retirement plan is made directly from the plan administrator or sponsor to your IRA. The amount of your rollover will not be included in your taxable income for the year.

Because of the strict limitations that apply to IRA and retirement plan rollovers, you should consult with your tax advisor before making any type of rollover contribution.


WHAT HAPPENS IF EXCESS CONTRIBUTIONS ARE MADE TO MY IRA?

You must pay a 6% excise tax each year on excess contributions that remain in your IRA. Generally, an excess contribution is the amount contributed to your IRA that is above the maximum amount you can contribute for the year. The excess is taxed in the year contributed and each year after that until you correct it.

You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due, including extensions, for the year of the contribution.

The excess contribution can be corrected if you contribute less than the permissible amount the following year; however, the excise tax is not avoided and will be due on the amount you over contributed the previous year.


ARE MY CONTRIBUTIONS DEDUCTIBLE?

Generally, if you are not covered by a qualified retirement plan, the amount you can deduct in a year for contributions to your IRA is the lesser of your taxable compensation for the year or $5,000. If you are age 50 or over, you may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year.

However, if you are not covered by a qualified retirement plan, but your spouse is you may be able to deduct those contributions to an IRA; however, the amount you may deduct for IRA contributions will be phased out if your adjusted gross income ("AGI") exceeds $167,000.

If you are covered by a qualified retirement plan, the amount of IRA contributions you may deduct in a year may be reduced or eliminated based on your AGI for the year. The limits are:

------------------- -------------------- --------------------
  TAXABLE YEARS      SINGLE TAXPAYERS       JOINT RETURNS
   BEGINNING IN       PHASE-OUT RANGE      PHASE-OUT RANGE
------------------- -------------------- --------------------
  2010 and after      $56,000-$66,000      $89,000-$109,000
------------------- -------------------- --------------------

TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS

1. Earnings of your IRA contract are not taxed until they are distributed from the IRA.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions are non-taxable to the extent they represent a return of non-deductible contributions. The non-taxable percentage of a distribution is determined by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. Amounts held in IRAs are generally subject to the imposition of federal estate taxes. In addition, if you elect to have all or any part of your account payable to a beneficiary (or beneficiaries) upon your death, the election generally will not subject you to any gift tax liability.

5. Your IRA contract's tax-sheltered status will be lost and the value of your contract will be taxable to you, if:

     a. you engage in a prohibited transaction, as described in Internal Revenue Code Section 4975(c);

     b.   you borrow from your IRA;

     c.   you pledge your IRA as collateral for a loan; or

     d. you invest any part of your IRA assets in collectibles, as defined in Internal Revenue Code Section 408(m)(2).


REQUIRED MINIMUM DISTRIBUTIONS

In general, you must start receiving minimum distributions from your IRA by April 1 following the year in which you reach age 70 1/2 (your "required beginning date") either in a single lump sum or over a period not extending beyond the joint life expectancy of you and a designated beneficiary. For 2009, the required minimum distribution requirements have been suspended and no distributions are required.

Figure your required minimum distribution for each year by dividing the value of your IRA on December 31 of the preceding year by the applicable distribution period or life expectancy found in a table issued by the Internal Revenue Service. Generally, the applicable life expectancy is the remaining joint life and last survivor expectancy of you and a designated beneficiary if that designated beneficiary is assumed to be 10 years younger than you. If your spouse, as your sole designated beneficiary, is more than 10 years younger than you, distributions may be taken over a longer period. The applicable life expectancy may be found in a current version of IRS Publication 590 "Individual

Retirement Arrangements." To obtain a free copy of IRS Publication 590 and other IRA forms, write the IRS Forms Distribution Center for your area as shown in your income tax return instructions, or you can find Publication 590 on the Internet at www.irs.gov.

Annuity payments which begin by April 1 of the year following the year you reach age 70 1/2 satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your beneficiary, provided that, if installments are guaranteed, the maximum guaranty period must be less than the applicable life expectancy.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distribution of these amounts from any one or more of your IRAs.

If the actual distribution from your IRA is less than the minimum amount that should be distributed in accordance with the rules set forth above, the difference is an excess accumulation. There is a 50% excise tax on any excess accumulations.

If you die after your required beginning date, your entire remaining account balance must be distributed to your designated beneficiary at least as rapidly as under the method of distribution in effect on your date of death.

After your death, the general rule is that your entire balance must be distributed in substantially equal installments over a fixed period not exceeding your designated beneficiary's life expectancy (as determined under tables issued by the IRS), beginning no later than December 31 of the year following the year in which you died. If you have no individual designated beneficiary, or if the beneficiary elects to delay distributions, your account must be distributed by the end of the fifth calendar year after the year of your death. If this period includes the year 2009, the five year period is extended to six years. If your spouse is your designated beneficiary, such distribution need not commence until December 31 of the year during which you would have attained age 70 1/2 had you survived. Alternatively, if your designated beneficiary is your spouse, he or she may elect to treat your IRA as his or her own IRA. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore spousal continuation will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.


ARE THERE ANY PENALTIES FOR PREMATURE DISTRIBUTIONS?

There is an additional tax on premature distributions equal to 10% of the amount of the premature distribution that you must include in your gross income. Premature distributions are generally amounts you withdraw from your IRA before you are age 59 1/2. However, the tax on premature distributions does not apply:

  1. To distributions that are rolled over tax free to another IRA, a qualified employee retirement plan, a tax-sheltered annuity, or a governmental 457 deferred compensation plan.

  2. To a series of substantially equal periodic payments made over your life or life expectancy, or the joint life expectancy of you and your beneficiary.

  3. To amounts distributed to a beneficiary, or the individual's estate, on or after the death of the individual.

  4. If you are permanently disabled. You are considered disabled if you cannot do any substantial gainful activity because of your physical or mental condition. A physician must determine that your condition can be expected to result in death or to be of long, continued, and indefinite duration.

  5. To a distribution which does not exceed the amount of your medical expenses that could be deducted for the year (generally speaking, medical expenses paid during a year are deductible to the extent they exceed 7 1/2% of your adjusted gross income for the year).

  6. To a distribution (subject to certain restrictions) that does not exceed the premiums you paid for health insurance coverage for yourself, your spouse and dependents if you have been unemployed and received unemployment compensation for at least 12 weeks.

  7. To a "qualified first-time homebuyer distribution," within the meaning of Internal Revenue Code Section 72(t)(8), up to $10,000.

  8. To a distribution for post-secondary education costs for you, your spouse or any child or grandchild of you or your spouse.

  9. To a distribution due to a levy by the Internal Revenue Service on the contract.

 10.  To a qualified reservist distribution.


REPORTS

1. Financial information about your IRA will be provided to you annually.

2. IRS Form 5329 must be filed for a year during which excise tax is imposed.

SIMPLIFIED EMPLOYEE PENSION (SEP-IRA)

Your Employer may contribute to your IRA, pursuant to a Simplified Employee Pension, the lesser of 25% of your compensation from such Employer or $49,000. In addition to the Employer's contribution to the SEP, you may also make a contribution to your IRA within the appropriate limits.


FINANCIAL INFORMATION

Contributions to your IRA contract are subject to certain charges including the mortality and expense risk fee. Any applicable charges are described in more detail in the variable annuity contract prospectus which accompanies this IRA Disclosure Statement. The mortality and expense risk fee is not deducted from contract value allocated to the contract's general account option. See the accompanying prospectus for the Underlying Funds for information about the charges associated with the funds underlying the variable annuity contract. Contractowners who allocate contract value to the Subaccounts bear a pro rata share of the Underlying Fund's fees and expenses. The growth in value of the IRA contract is neither guaranteed, nor projected, but is based upon the investment experience of the underlying mutual fund portfolios that correspond to the Subaccounts to which you have allocated contract value.


             THIS DISCLOSURE STATEMENT IS NOT PART OF THE PROSPECTUS

                                                                      APPENDIX B

                       ROTH INDIVIDUAL RETIREMENT ANNUITY
                              DISCLOSURE STATEMENT



This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of Roth IRAs. Internal Revenue Service regulations require that this Disclosure Statement be given to each person desiring to establish a Roth IRA. Further information can be obtained from any district office of the Internal Revenue Service.


RIGHT TO REVOKE

You may revoke your Roth IRA within seven days after it has been established. For purposes of revocation, the date your first purchase payment is received by First Security Benefit Life Insurance and Annuity Company of New York will be the date the account is established. To revoke your Roth IRA and receive a refund of the entire amount of contribution paid, you must mail or deliver a written notice of revocation, signed exactly as your signature appears on your variable annuity application, to: FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK, ADMINISTRATIVE OFFICE, P.O. BOX 750497, TOPEKA, KS 66675-0497, 1-800-888-2461.

If you send your revocation notice by First Class Mail, we will consider that you have notified us as of the date of the postmark on the envelope. If you send it by Certified or Registered Mail, you will have notified us as of the certification or registration date on the label. In either case, the revocation notice must be properly addressed and mailed, with postage prepaid. Upon receipt of a timely revocation notice, the entire amount of your contribution will be returned to you without adjustment for sales commissions, administrative fees or market value fluctuation.


WHAT ARE THE REQUIREMENTS?

A Roth IRA contract must meet the following requirements:

1.   The amount in your Roth IRA must be fully vested at all times.

2.   The contract must provide that you cannot transfer it to someone else.

3.   The contract must have flexible premiums.

4. If you die before your entire interest in the contract has been distributed, your beneficiary may need to receive distributions within a specified time frame (see "Required Minimum Distributions" below).

5. The contract must provide that you cannot contribute more than the lesser of 100% of your taxable compensation or the applicable dollar amount as shown in the table below. This requirement does not apply to qualified rollover contributions. (See "Rollovers and Direct Transfers" below).

6. The contract must provide that any refund of premium will be applied before the close of the calendar year of the year of refund toward the payment of future premiums or the purchase of additional benefits.

The annuity contract described in the prospectus which accompanies this Roth IRA Disclosure Statement contains the provisions described above. Approval as to the form of the contract has been provided by the Internal Revenue Service.


ROLLOVERS AND DIRECT TRANSFERS

1. You may make a qualified rollover contribution to this Roth IRA from any "eligible retirement plan" including a qualified plan, a 403(b) plan, a 457 governmental plan or any kind of IRA, including another Roth IRA, and such a contribution will not count toward the annual limit on contributions to this Roth IRA. Prior to 2010, you could make a qualified rollover contribution from any of these accounts (except another Roth IRA or Roth account in a 401(k) or 403(b) plan) only if your modified adjusted gross income for the year in which the rollover will occur is $100,000 or less and you are not a married individual filing a separate return from your spouse. Beginning in 2010, the modified adjusted gross income and filing status limitations for rollovers have been removed. A rollover from a traditional IRA may be subject to income taxes. However, taxation of income from taxable rollovers from these other eligible retirement plans that occur in 2010 may be recognized ratably in 2011 and 2012. After 2011, all income will be recognized in the year of the rollover.

2. Any after-tax amount distributed rolled over to your Roth IRA (such as non-deductible contributions to a traditional IRA) will not be subject to federal income taxes. Qualified rollovers from a Roth account in a Section 401(k) or a Section 403(b) plan are also not taxable.

3. You must complete any qualified rollover contribution by the 60th day after the date you receive a distribution from the plan or your IRA.

4. A direct transfer of funds in a rollover to a Roth IRA from one trustee or insurance company to this Roth IRA, and any rollover from a Roth account in a Section 401(k) or a Section 403(b) plan is not required to be counted as a rollover.

5. A distribution from this Roth IRA may be used as a rollover contribution to another Roth IRA. You may not transfer a Roth IRA to a traditional IRA or any other qualified plan, including a Roth account in a Section 401(k) or a
     Section 403(b) plan.

6. You may not rollover minimum required distributions from your traditional IRA, any qualified plan or Section 403(b) plan, or governmental 457 plan into this Roth IRA.

7. A rollover contribution from one IRA to another IRA, other than a qualified rollover contribution from a traditional IRA to a Roth IRA, may be made only once a year. The one-year period begins on the date you receive the distribution from the first IRA, not on the date you roll it over (reinvest it) into another IRA. A conversion from a traditional IRA to a Roth IRA is not treated as a rollover for purposes of the one-year rule.


AMOUNT OF ANNUAL CONTRIBUTION

1. In general, the amount you can contribute each year to the Roth IRA is the lesser of 100% of compensation or $5,000. If you are age 50 or over, you may make an additional catch-up contribution to a Roth IRA of $1,000 for each tax year.

     If you have more than one IRA (either a Roth IRA or a traditional IRA), the limit applies to the total contributions made to your IRAs for the year. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans is compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation.

2. No amount you contribute to the Roth IRA will be deductible for federal income tax purposes.

3. Contributions to your Roth IRA can be made at any time or by the due date of your federal tax return, not including extensions. If you make a contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year.

4. If both you and your spouse have compensation, you can each set up your own Roth IRA. The contribution for each of you is figured separately and depends on how much each of you earns. Both of you cannot participate in the same Roth IRA.

5. If you and your spouse file a joint return, each of you may contribute up to $5,000 (or $6,000 in 2010 if you are age 50 or older) to your own Roth IRA annually if your joint income in 2010 is at least equal to the combined contributions. The maximum amount the higher compensated spouse may contribute for the year 2010 is the lesser of $5,000 (or $6,000 if you are age 50 or older) or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of: (i) $5,000 (or $6,000 if you are age 50 or older) or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her Roth IRA.

6. Your maximum annual contribution amount shall be phased-out if you are single and have an adjusted gross income between $105,000 and $120,000, or if you are married and you and your spouse have a combined adjusted gross income between $167,000 and $177,000 in accordance with Internal Revenue Code Section 408A(c)(3).


TAX STATUS OF DISTRIBUTIONS

1. Since your contributions to the contract will be made with after-tax dollars, your contributions will not be subject to federal income tax when they are distributed to you. Distributions from the Roth IRA will be considered as coming first from your contributions and then from the earnings on your contributions. You will owe no federal income tax when earnings on your contributions are distributed to you, provided they are distributed in a "qualified distribution."

2. "Qualified distributions" from the Roth IRA will not be subject to federal income tax or the additional 10% early withdrawal tax. To be qualified, a distribution must:

     a. occur after the five-year period beginning on the first day of the year you made your initial contribution to any Roth IRA, and

     b.   must be:

          (1)  made on or after the date on which you attain age 59 1/2;

          (2)  made to a beneficiary (or your estate) on or after your death;

          (3)  attributable to your being disabled; or

          (4) a distribution to pay for "qualified first-time homebuyer expenses" under Internal Revenue Code Section 72(t)(8) up to $10,000.

3. You will owe federal income tax, and perhaps an additional 10% early withdrawal tax, as a result of obtaining a "nonqualified distribution."

4. Amounts held in Roth IRAs are generally subject to the imposition of federal estate taxes. If you elect to have all or any part of your account payable to a beneficiary (or beneficiaries) upon your death, the election generally will not subject you to any gift tax liability.


REQUIRED MINIMUM DISTRIBUTIONS

1. You are not required to receive minimum distributions from your Roth IRA during your lifetime.

2. If you die before the entire balance in your Roth IRA has been distributed, the general rule is that the entire balance must be distributed in substantially equal installments over a fixed period not exceeding the designated beneficiary's life expectancy (as determined under Internal Revenue Service regulations), beginning no later than December 31 of the year following the year in which you died. If you have no individual designated beneficiary, or if the beneficiary elects to delay distributions, your account must be distributed by the end of the fifth calendar year after the year of your death. If this period includes the year 2009, the five year period is extended to six years. If your spouse is the sole designated beneficiary of your Roth IRA on your date of death, these rules do not apply and the Roth IRA will be treated as your spouse's IRA, and no distributions from the Roth IRA to your spouse will be required during your spouse's lifetime. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore spousal continuation will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

3. Life expectancies are determined using the life expectancy tables shown in IRS Publication 590 "Individual Retirement Arrangements." To obtain a free copy of IRS Publication 590, write the IRS Forms Distribution Center for your area as shown in your income tax return instructions, or you may download Publication 590 from www.irs.gov.

4. If the actual distribution from your Roth IRA is less than the minimum amount that should be distributed in accordance with the rules set forth above, the difference is an excess accumulation. There is a 50% excise tax on any excess accumulations.


WHAT HAPPENS IF EXCESS CONTRIBUTIONS ARE MADE TO MY ROTH IRA?

1. You must pay a 6% excise tax if you make excess contributions to your Roth IRA. Generally, an excess contribution is the amount contributed to your Roth IRA that is above the maximum amount you can contribute for the year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount, plus the net income on those excess contributions, by the date your tax return is due, including extensions, for the year of the contribution. The net earnings on these excess contributions will be included in your income for the year in which the contributions were made.

3. If your excess contributions, plus the net income on those contributions, are distributed after the due date of your tax return for the year of contribution, the earnings on those contributions may be subject to federal income tax and the 10% tax on premature distributions. However, if you choose to leave the excess contributions in your Roth IRA after the due date of your income tax return for the year of contribution, the excess contributions will be treated as deemed Roth IRA contributions for subsequent years, to the extent you contribute less than the maximum amount which you are allowed to contribute for those subsequent years.


ARE THERE ANY PENALTIES FOR PREMATURE DISTRIBUTIONS?

There is an additional tax on premature distributions which are part of a nonqualified distribution equal to 10% of the amount of the premature distribution that you must include in your gross income. (See the discussion above on the "Tax Status of Distributions.") Premature distributions are generally amounts you withdraw from your Roth IRA before you are age 59 1/2. However, the tax on premature distributions does not apply:

1. To distributions that constitute qualified rollover contributions to another Roth IRA.

2. To a series of substantially equal periodic payments made over your life or life expectancy, or the joint life expectancy of you and your beneficiary.

3. To amounts distributed to a beneficiary, or your estate, on or after your death.

4. If you are permanently disabled. You are considered disabled if you cannot do any substantial gainful activity because of your physical or mental condition. A physician must determine that your condition can be expected to result in death or to be of long, continued, and indefinite duration.

5. To a distribution which does not exceed the amount of your medical expenses that could be deducted for the year (generally speaking, medical expenses paid during a year are deductible to the extent they exceed 7 1/2% of your adjusted gross income for the year).

6. To a distribution (subject to certain restrictions) that does not exceed the premiums you paid for health insurance coverage for yourself, your spouse and dependents if you have been unemployed and received unemployment compensation for at least 12 weeks.

7. To a "qualified first-time homebuyer distribution," within the meaning of Internal Revenue Code Section 72(t)(8), up to $10,000.

8. To a distribution for post-secondary education costs for you, your spouse or any child or grandchild of you or your spouse.

9. To a distribution due to a levy by the Internal Revenue Service of the qualified plan.

10.  To a qualified reservist distribution.


IRA EXCISE TAX REPORTING

Use Form 5329, Return for Individual Retirement Arrangement Taxes, to report the excise taxes on excess contributions and premature distributions. If you do not owe any excise taxes, you do not need to file Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.


TRANSACTIONS WITH YOUR ROTH IRA

If you engage in a so-called prohibited transaction with respect to your Roth IRA, the IRA will lose its exemption from tax. In this event, you will be taxed on the taxable portion of the fair market value of the contract even if you do not actually receive a distribution. In addition, if you are less than age 59 1/2, your taxes may be further increased by a penalty tax in an amount equal to 10% of the taxable portion of the fair market value of the contract. These prohibited transactions include borrowing money from your Roth IRA, using your Roth IRA account as security for a loan or a number of other financial transactions with your Roth IRA. If you pledge your Roth IRA as security for a loan, then the amount or portion pledged is considered to be distributed to you and also the taxable portion must be included in your gross income. (Note: This contract does not allow borrowings under it, nor may it be assigned or pledged as collateral for a loan.)


FINANCIAL INFORMATION

Contributions to your Roth IRA contract are subject to certain charges including the mortality and expense risk fee. Any applicable charges are described in more detail in the variable annuity contract prospectus which accompanies this Roth IRA Disclosure Statement. The mortality and expense risk fee is not deducted from contract value allocated to the contract's general account option. See the accompanying prospectus for the Underlying Funds for information about the charges associated with the funds underlying the variable annuity contract. Contractowners who allocate contract value to the Subaccounts bear a pro rata share of the underlying fund's fees and expenses. The growth in value of the Roth IRA contract is neither guaranteed, nor projected, but is based upon the investment experience of the Underlying Fund portfolios that correspond to the Subaccounts to which you have allocated contract value.

IMPORTANT: The discussion of the tax rules for Roth IRAs in this Disclosure Statement is based upon the best available information. However, the rules that apply to Roth IRAs, including those applicable to the conversion and reconversion of IRAs, are complex and may have consequences that are specific to your personal tax or financial situation. Therefore, you should consult your tax advisor for the latest developments and for advice about how maintaining a Roth IRA will affect your personal tax or financial situation.


             THIS DISCLOSURE STATEMENT IS NOT PART OF THE PROSPECTUS

                                   APPENDIX C

          Riders Available for Purchase Only Prior to February 1, 2010


GUARANTEED MINIMUM INCOME BENEFIT -- This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application; provided, however, that the Minimum Income Benefit shall not exceed an amount equal to your Purchase Payments, less the amount of any withdrawals (including any withdrawal charges) and any applicable premium tax, times 200%. (If you elected the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Rydex|SGI VT Money Market Subaccount or the Fixed Account; however, you will still pay the rider charge applicable to the 5% rate.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate.

     In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT --If you elected this rider when you purchased the Contract, your "Benefit Amount" is equal to a percentage of the initial Purchase Payment including any Credit Enhancement. If you purchased the rider on a Contract Anniversary, your Benefit Amount was equal to a percentage of your Contract Value on the Valuation Date we added this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

     Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

------------------------------ --------------------
           ANNUAL
     WITHDRAWAL AMOUNT*          BENEFIT AMOUNT*
------------------------------ --------------------
             5%                       130%
             6%                       110%
             7%                       100%
------------------------------ --------------------
*A percentage of the initial Purchase Payment
including any Credit Enhancement (or Contract Value
on the purchase date of the rider if the rider was
purchased on a Contract Anniversary)
---------------------------------------------------

     If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

     If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under "Contingent


--------------------------------------------------------------------------------
                                       1

Deferred Sales Charge" and "Extra Credit." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."

     The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

     The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount. The percentage is determined by dividing: (i) the excess withdrawal amount by (ii) Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

     After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

     While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was age 85 or younger.

     If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount.

--------------------------------------------------------------------------------
                                       2

                        SECUREDESIGNS(R) VARIABLE ANNUITY

                           VARIABLE ANNUITY ACCOUNT B

                       STATEMENT OF ADDITIONAL INFORMATION


                               DATE: MAY 1, 2010


                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
      FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                      800 WESTCHESTER AVENUE, SUITE 641 N.
                               RYE BROOK, NY 10573
                                 1-800-355-4570

                                MAILING ADDRESS:
      FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the SecureDesigns Variable Annuity dated May 1, 2010, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York (the "Company") by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.


--------------------------------------------------------------------------------
6959 A                                                   32-69594-01  2009/05/01

                                TABLE OF CONTENTS

                                                                           Page

GENERAL INFORMATION AND HISTORY............................................  3
   Safekeeping of Assets...................................................  3

METHOD OF DEDUCTING THE EXCESS CHARGE......................................  3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS......  4
   Section 403(b)..........................................................  4
   Sections 408 and 408A...................................................  4

PERFORMANCE INFORMATION....................................................  4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............................  5

FINANCIAL STATEMENTS.......................................................  5


--------------------------------------------------------------------------------
                                        2

GENERAL INFORMATION AND HISTORY

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), First Security Benefit Life Insurance and Annuity Company of New York ("the Company"), and the Variable Annuity Account B (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

METHOD OF DEDUCTING
THE EXCESS CHARGE

The minimum mortality and expense risk charge of 0.60%, and the administration charge of 0.15%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such monthly subaccount adjustment will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net subaccount adjustment equal to:

1.   the amount of subaccount adjustment per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.

The monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.


An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Rydex|SGI Large Cap Core Subaccount and no Riders, the Excess Charge would be computed as follows:

-----------------------------------------------------------
Mortality and Expense Risk Charge..........         0.70%
Plus:  Optional Rider Charge...............     +    N/A
Less:  Minimum Charge......................     -   0.60%
                                                    -----
Excess Charge on an Annual Basis...........         0.10%
-----------------------------------------------------------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the monthly subaccount adjustment amount would be as follows:

-----------------------------------------------------------
Accumulation Unit Value as of
   Valuation Date before Record Date...       $ 10.00
Accumulation Unit Value
   as of Reinvestment Date.............       $  9.975
                                               -------
Gross Subaccount Adjustment Per Unit...       $  0.025
Less:  Excess Charge Per Unit..........    -  $  0.00085
                                               ---------
Net Subaccount Adjustment Per Unit.....       $  0.02415
Times:  Number of Accumulation Units...    x       5,000
                                               ---------
Net Subaccount Adjustment Amount.......         $ 120.75
-----------------------------------------------------------

The monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Rydex|SGI Large Cap Core Subaccount, as follows: $0.02415 (net subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals
12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the subaccount adjustment reinvestment.


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                                       3

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25%. This charge is factored into the annuity unit values on each Valuation Date.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS


SECTION 403(b) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.

Section 402(g) generally limits an employee's annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $16,500 for tax year 2010.

The $16,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch-up contributions equal to $5,500, can be made to a 403(b) annuity during the 2010 tax year. The $5,500 limit may also be adjusted for inflation in $500 increments for future tax years.

The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally, the Section 415(c) limit for 2010 is the lesser of (i) $49,000, or
(ii) 100% of the employee's annual compensation.


SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or $5,000. If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $49,000. Salary reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION


Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex|SGI VT Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex|SGI VT Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex|SGI VT Money Market Subaccount assume that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of "effective yield" begins with the same


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                                       4

"base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:


              Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date, and reflect the deduction of the maximum mortality and expense risk charge of 0.85%, the maximum optional Rider charges of 1.70%, the administration charge of 0.15%, the account administration charge of $30, and the contingent deferred sales charge.

Other total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return that reflects such charges and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, and the financial statements of Variable Annuity Account B - SecureDesigns Variable Annuity at December 31, 2009, and for each of the specified periods ended December 31, 2009 and 2008, included in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS


The financial statements of First Security Benefit Life Insurance and Annuity Company of New York as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, and the financial statements of Variable Annuity Account B - SecureDesigns Variable Annuity at December 31, 2009, and for each of the specified periods ended December 31, 2009 and 2008, are set forth herein, following this section.



The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the

--------------------------------------------------------------------------------
                                       5

Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.


--------------------------------------------------------------------------------
                                       6

FINANCIAL STATEMENTS

Variable Annuity Account B -
SecureDesigns Variable Annuity Account
Year Ended December 31, 2009
With Report of Independent Registered Public Accounting Firm

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                              Financial Statements

                          Year Ended December 31, 2009

                                    CONTENTS

Report of Independent Registered Public Accounting Firm  .....  1

Audited Financial Statements

Statements of Net Assets .....................................  3
Statements of Operations ..................................... 16
Statements of Changes in Net Assets .......................... 29
Notes to Financial Statements  ............................... 46

            Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account B - SecureDesigns Variable Annuity
   and
The Board of Directors
First Security Benefit Life Insurance and
   Annuity Company of New York

We have audited the accompanying statements of net assets of certain of the respective subaccounts of Variable Annuity Account B (the Account), a separate account of First Security Benefit Life Insurance and Annuity Company of New York consisting of the AIM V.I. Basic Value, AIM V.I. Capital Development, AIM V.I. Global Health Care, AIM V.I. Global Real Estate, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, American Century VP Mid Cap Value, American Century VP Ultra, American Century VP Value, Dent Strategic Portfolio, Dreyfus IP Technology Growth, Dreyfus VIF International Value, Franklin Income Securities, Franklin Small Cap Value Securities, Franklin Templeton VIP Founding Funds Allocation, Janus Aspen Enterprise, Janus Aspen Janus Portfolio, Legg Mason ClearBridge Variable Aggressive Growth, Legg Mason Western Asset Variable Global High Yield Bond, Legg Mason ClearBridge Variable Small Cap Growth, MFS VIT Research International, MFS VIT Total Return, MFS VIT Utilities, Mutual Global Discovery Securities, Neuberger Berman AMT Socially Responsive, Oppenheimer Core Bond Fund/VA, Oppenheimer Main Street Small Cap Fund/VA, PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, Royce Micro-Cap, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Clermont, Rydex VT All-Asset Aggressive Strategy, Rydex VT All-Asset Conservative Strategy, Rydex VT All-Asset Moderate Strategy, Rydex VT All-Cap Opportunity, Rydex VT Alternative Strategies Allocation, Rydex VT International Opportunity, Rydex VT Managed Futures Strategy, Rydex VT Multi-Cap Core Equity, Rydex VT Multi-Hedge Strategies, SBL All Cap Value, SBL Alpha Opportunity, SBL Enhanced Index, SBL Equity, SBL Global, SBL High Yield, SBL Large Cap Value, SBL Managed Asset Allocation, SBL Mid Cap Growth, SBL Mid Cap Value, SBL Money Market, SBL Select 25, SBL Small Cap Growth, SBL Small Cap Value, SBL U.S. Intermediate Bond, Van Kampen LIT Comstock, Van Kampen LIT Government, Van Kampen UIF Emerging Markets Equity, and Van Kampen UIF Equity and Income subaccounts, as of December 31, 2009, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of First Security Benefit Life Insurance and Annuity Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account B that are available for investment by contract owners of SecureDesigns Variable Annuity at December 31, 2009, the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

Kansas City, Missouri
April 30, 2010

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                            Statements of Net Assets

                               December 31, 2009

                                         AIM V.I.     AIM V.I.       AIM V.I.        AIM V.I.       AIM V.I.
                                          BASIC       CAPITAL      GLOBAL HEALTH   GLOBAL REAL   INTERNATIONAL
                                          VALUE      DEVELOPMENT       CARE          ESTATE          GROWTH
                                       -------------------------------------------------------------------------
Assets:
   Mutual funds, at market value       $   349,190  $    237,492  $       65,660  $    534,600  $     1,151,450
                                       -------------------------------------------------------------------------
Total assets                               349,190       237,492          65,660       534,600        1,151,450
                                       -------------------------------------------------------------------------
Net assets                             $   349,190  $    237,492  $       65,660  $    534,600  $     1,151,450
                                       =========================================================================
Units outstanding                           36,009        30,352           5,664        34,159           86,603
Unit value                             $      9.70  $       7.82  $        11.60  $      15.65  $         13.30
Mutual funds, at cost                  $   538,472  $    289,539  $       74,977  $    801,035  $     1,182,930
Mutual fund shares                          58,687        21,610           4,137        44,036           44,926

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Net Assets (continued)

                               December 31, 2009

                                     AIM V.I. MID       AMERICAN       AMERICAN     AMERICAN
                                       CAP CORE        CENTURY VP     CENTURY VP   CENTURY VP     DENT STRATEGIC
                                        EQUITY        MID CAP VALUE      ULTRA        VALUE          PORTFOLIO
                                     ----------------------------------------------------------------------------
Assets:
   Mutual funds, at market value     $      329,556  $       34,453  $   249,084  $    667,581  $        198,863
                                     ----------------------------------------------------------------------------
Total assets                                329,556          34,453      249,084       667,581           198,863
                                     ----------------------------------------------------------------------------
Net assets                           $      329,556  $       34,453  $   249,084  $    667,581  $        198,863
                                     ============================================================================
Units outstanding                            24,598           4,325       26,092        57,872            22,157
Unit value                           $        13.40  $         7.97  $      9.55  $      11.54  $           8.97
Mutual funds, at cost                $      314,398  $       33,540  $   266,808  $    832,413  $        174,469
Mutual fund shares                           30,430           2,840       30,981       126,197            20,845

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Net Assets (continued)

                               December 31, 2009

                                                                                                     FRANKLIN
                                                                                                    TEMPLETON VIP
                                       DREYFUS IP     DREYFUS VIF     FRANKLIN     FRANKLIN SMALL     FOUNDING
                                       TECHNOLOGY    INTERNATIONAL     INCOME        CAP VALUE         FUNDS
                                         GROWTH          VALUE       SECURITIES     SECURITIES       ALLOCATION
                                     ------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value     $     76,143  $       951,021  $    595,868  $       162,422  $        34,532
                                     ------------------------------------------------------------------------------
Total assets                               76,143          951,021       595,868          162,422           34,532
                                     ------------------------------------------------------------------------------
Net assets                           $     76,143  $       951,021  $    595,868  $       162,422  $        34,532
                                     ==============================================================================
Units outstanding                           7,957           87,866        70,459           22,995            4,241
Unit value                           $       9.57  $         10.82  $       8.45  $          7.06  $          8.14
Mutual funds, at cost                $     68,706  $     1,100,540  $    670,958  $       166,012  $        28,080
Mutual fund shares                          7,786           87,090        42,200           12,719            4,836

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Net Assets (continued)

                               December 31, 2009

                                                                        LEGG MASON       LEGG MASON
                                                                        CLEARBRIDGE      WESTERN ASSET        LEGG MASON
                                                                         VARIABLE      VARIABLE GLOBAL       CLEARBRIDGE
                                      JANUS ASPEN      JANUS ASPEN      AGGRESSIVE        HIGH YIELD        VARIABLE SMALL
                                      ENTERPRISE     JANUS PORTFOLIO      GROWTH             BOND             CAP GROWTH
                                     ---------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value     $     163,398  $         347,991  $     856,943  $          117,489  $          73,270
                                     ---------------------------------------------------------------------------------------
Total assets                               163,398            347,991        856,943             117,489             73,270
                                     ---------------------------------------------------------------------------------------
Net assets                           $     163,398  $         347,991  $     856,943  $          117,489  $          73,270
                                     =======================================================================================
Units outstanding                           20,293             44,680        115,391              12,620              8,853
Unit value                           $        8.06  $            7.80  $        7.43  $             9.31  $            8.28
Mutual funds, at cost                $     157,837  $         364,099  $     951,607  $          104,758  $          77,458
Mutual fund shares                           5,465             16,485         65,969              15,500              5,933

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Net Assets (continued)

                               December 31, 2009

                                                                                                          NEUBERGER
                                       MFS VIT                                       MUTUAL GLOBAL       BERMAN AMT
                                      RESEARCH       MFS VIT TOTAL      MFS VIT        DISCOVERY          SOCIALLY
                                     INTERNATIONAL      RETURN         UTILITIES       SECURITIES        RESPONSIVE
                                    ---------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value    $      361,992  $     2,522,123  $    884,145  $         589,747  $      465,378
                                    ---------------------------------------------------------------------------------
Total assets                               361,992        2,522,123       884,145            589,747         465,378
                                    ---------------------------------------------------------------------------------
Net assets                          $      361,992  $     2,522,123  $    884,145  $         589,747  $      465,378
                                    =================================================================================
Units outstanding                           42,350          279,118        76,113             72,035          37,466
Unit value                          $         8.55  $          9.04  $      11.61  $            8.18  $        12.42
Mutual funds, at cost               $      417,149  $     2,456,757  $  1,124,735  $         624,251  $      562,375
Mutual fund shares                          31,950          145,956        39,035             31,353          38,334

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Net Assets (continued)

                               December 31, 2009

                                                     OPPENHEIMER
                                      OPPENHEIMER    MAIN STREET                     PIMCO VIT         PIMCO VIT
                                       CORE BOND      SMALL CAP      PIMCO VIT     COMMODITYREAL       EMERGING
                                        FUND/VA        FUND/VA       ALL ASSET    RETURN STRATEGY     MARKETS BOND
                                    --------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value    $      428,386  $     268,629  $    497,567  $         231,593  $        24,948
                                    --------------------------------------------------------------------------------
Total assets                               428,386        268,629       497,567            231,593           24,948
                                    --------------------------------------------------------------------------------
Net assets                          $      428,386  $     268,629  $    497,567  $         231,593  $        24,948
                                    ================================================================================
Units outstanding                           69,732         19,740        41,997             25,952            2,411
Unit value                          $         6.15  $       13.61  $      11.85  $            8.92  $         10.32
Mutual funds, at cost               $      546,278  $     317,611  $    479,760  $         262,546  $        22,026
Mutual fund shares                          61,286         18,812        47,614             26,929            1,968

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Net Assets (continued)

                               December 31, 2009

                                       PIMCO VIT
                                     FOREIGN BOND                                                       RVT CLS
                                     (U.S. DOLLAR-      PIMCO VIT      PIMCO VIT     ROYCE MICRO-     ADVISORONE
                                        HEDGED)       LOW DURATION    REAL RETURN       CAP             AMERIGO
                                    -------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value    $     1,189,988  $    1,358,042  $   3,212,807  $      721,789  $    2,654,397
                                    -------------------------------------------------------------------------------
Total assets                              1,189,988       1,358,042      3,212,807         721,789       2,654,397
                                    -------------------------------------------------------------------------------
Net assets                          $     1,189,988  $    1,358,042  $   3,212,807  $      721,789  $    2,654,397
                                    ===============================================================================
Units outstanding                           114,324         133,536        283,822          80,707         313,161
Unit value                          $         10.41  $        10.17  $       11.32  $         8.95  $         8.47
Mutual funds, at cost               $     1,221,179  $    1,360,130  $   3,137,541  $      794,901  $    3,249,580
Mutual fund shares                          123,443         134,327        258,264          75,739          88,450

See accompanying notes.

                                             Variable Annuity Account B -
                                        SecureDesigns Variable Annuity Account

                                          Statements of Net Assets (continued)

                                                      December 31, 2009

                                                   RYDEX VT ALL-    RYDEX VT ALL-
                                       RVT CLS         ASSET           ASSET          RYDEX VT ALL-     RYDEX VT ALL-
                                     ADVISORONE     AGGRESSIVE       CONSERVATIVE    ASSET MODERATE         CAP
                                      CLERMONT       STRATEGY         STRATEGY          STRATEGY         OPPORTUNITY
                                    -----------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value    $    883,781  $       139,377  $       240,519  $        394,370  $        345,424
                                    -----------------------------------------------------------------------------------
Total assets                             883,781          139,377          240,519           394,370           345,424
                                    -----------------------------------------------------------------------------------
Net assets                          $    883,781  $       139,377  $       240,519  $        394,370  $        345,424
                                    ===================================================================================
Units outstanding                        105,797           17,215           27,841            46,842            27,214
Unit value                          $       8.35  $          8.10  $          8.64  $           8.42  $          12.69
Mutual funds, at cost               $    990,060  $       153,063  $       257,416  $        428,097  $        389,304
Mutual fund shares                        40,671            6,480           10,535            16,977            30,011

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Net Assets (continued)

                               December 31, 2009

                                       RYDEX VT                        RYDEX VT
                                     ALTERNATIVE       RYDEX VT        MANAGED         RYDEX VT          RYDEX VT
                                      STRATEGIES    INTERNATIONAL      FUTURES       MULTI-CAP CORE     MULTI-HEDGE
                                     ALLOCATION      OPPORTUNITY      STRATEGY           EQUITY          STRATEGIES
                                    ----------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value    $      38,923  $         2,826  $      23,344  $          38,753  $       932,448
                                    ----------------------------------------------------------------------------------
Total assets                               38,923            2,826         23,344             38,753          932,448
                                    ----------------------------------------------------------------------------------
Net assets                          $      38,923  $         2,826  $      23,344  $          38,753  $       932,448
                                    ==================================================================================
Units outstanding                           5,038              358          2,648              6,206          131,239
Unit value                          $        7.72  $          7.88  $        8.85  $            6.25  $          7.10
Mutual funds, at cost               $      39,589  $         2,258  $      25,342  $          43,246  $       925,413
Mutual fund shares                          1,937              127          1,007              2,100           46,483

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Net Assets (continued)

                               December 31, 2009

                                     SBL ALL CAP     SBL ALPHA     SBL ENHANCED
                                       VALUE        OPPORTUNITY       INDEX         SBL EQUITY       SBL GLOBAL
                                    ------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value    $   1,020,273  $     469,530  $      650,060  $        49,635  $    1,946,472
                                    ------------------------------------------------------------------------------
Total assets                            1,020,273        469,530         650,060           49,635       1,946,472
                                    ------------------------------------------------------------------------------
Net assets                          $   1,020,273  $     469,530  $      650,060  $        49,635  $    1,946,472
                                    ==============================================================================
Units outstanding                          98,458         37,190         114,708           10,047         237,636
Unit value                          $       10.37  $       12.63  $         5.67  $          4.94  $         8.19
Mutual funds, at cost               $   1,115,244  $     539,275  $      579,454  $        55,151  $    2,107,945
Mutual fund shares                         53,306         33,466          73,536            2,485         219,692

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Net Assets (continued)

                               December 31, 2009


                                                                      SBL MANAGED
                                                      SBL LARGE CAP      ASSET       SBL MID CAP     SBL MID CAP
                                     SBL HIGH YIELD       VALUE        ALLOCATION       GROWTH          VALUE
                                    ------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value    $     3,059,679  $      999,380  $     682,028  $     584,610  $    3,477,359
                                    ------------------------------------------------------------------------------
Total assets                              3,059,679         999,380        682,028        584,610       3,477,359
                                    ------------------------------------------------------------------------------
Net assets                          $     3,059,679  $      999,380  $     682,028  $     584,610  $    3,477,359
                                    ==============================================================================
Units outstanding                           115,442         122,120         74,942         89,006         164,217
Unit value                          $         26.50  $         8.18  $        9.10  $        6.57  $        21.18
Mutual funds, at cost               $     2,354,380  $    1,078,553  $     697,099  $     658,170  $    2,887,199
Mutual fund shares                          131,883          45,017         37,912         24,157          70,894

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Net Assets (continued)

                               December 31, 2009

                                                                                                         SBL U.S.
                                     SBL MONEY                       SBL SMALL CAP   SBL SMALL CAP     INTERMEDIATE
                                       MARKET      SBL SELECT 25        GROWTH           VALUE             BOND
                                    ---------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value    $  5,989,212  $        909,752  $      150,804  $        779,768  $    1,132,882
                                    ---------------------------------------------------------------------------------
Total assets                           5,989,212           909,752         150,804           779,768       1,132,882
                                    ---------------------------------------------------------------------------------
Net assets                          $  5,989,212  $        909,752  $      150,804  $        779,768  $    1,132,882
                                    =================================================================================
Units outstanding                        682,115           180,386          32,880            36,915         111,345
Unit value                          $       8.78  $           5.05  $         4.59  $          21.12  $        10.17
Mutual funds, at cost               $  5,966,682  $        879,030  $      172,198  $        675,168  $    1,096,705
Mutual fund shares                       441,682           106,653          10,386            28,252          92,556

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Net Assets (continued)

                               December 31, 2009

                                                      VAN KAMPEN       VAN KAMPEN         VAN KAMPEN
                                      VAN KAMPEN         LIT          UIF EMERGING     UIF EQUITY AND
                                     LIT COMSTOCK     GOVERNMENT     MARKETS EQUITY        INCOME
                                    -------------------------------------------------------------------
Assets:
   Mutual funds, at market value    $      106,587  $   1,856,202  $         267,067  $        584,433
                                    -------------------------------------------------------------------
Total assets                               106,587      1,856,202            267,067           584,433
                                    -------------------------------------------------------------------
Net assets                          $      106,587  $   1,856,202  $         267,067  $        584,433
                                    ===================================================================
Units outstanding                           13,548        188,666             30,837            62,292
Unit value                          $         7.87  $        9.84  $            8.66  $           9.38
Mutual funds, at cost               $      131,551  $   1,918,578  $         289,458  $        549,995
Mutual fund shares                          10,553        211,413             20,575            45,659

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                            Statements of Operations

                          Year Ended December 31, 2009

                                                                 AIM V.I.         AIM V.I.         AIM V.I.         AIM V.I.
                                              AIM V.I. BASIC     CAPITAL       GLOBAL HEALTH     GLOBAL REAL     INTERNATIONAL
                                                 VALUE         DEVELOPMENT         CARE            ESTATE           GROWTH
                                             -----------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                    $         3,562  $           -  $            206  $           - $           12,857
   Expenses:
     Mortality and expense risk charge                (1,714)        (1,292)             (355)        (2,910)            (4,712)
     Other expense charge                               (428)          (323)              (89)          (727)            (1,178)
                                             -----------------------------------------------------------------------------------
Net investment income (loss)                           1,420         (1,615)             (238)        (3,637)             6,967

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                           -              -                 -               -                 -
     Realized capital gain (loss) on sales
       of fund shares                                (37,288)      (121,063)           (3,414)      (199,423)          (109,959)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                   145,929        192,789            18,947        333,835            344,553
                                             -----------------------------------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                             108,641         71,726            15,533        134,412            234,594
                                             -----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                $       110,061  $      70,111  $         15,295  $     130,775 $          241,561
                                             ===================================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2009

                                               AIM V.I. MID      AMERICAN         AMERICAN       AMERICAN
                                                CAP CORE        CENTURY VP       CENTURY VP     CENTURY VP     DENT STRATEGIC
                                                 EQUITY        MID CAP VALUE       ULTRA           VALUE         PORTFOLIO
                                             ----------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                    $         4,047  $           888  $         463  $      31,221  $             234
   Expenses:
     Mortality and expense risk charge                (1,895)            (164)        (1,538)        (3,535)            (1,256)
     Other expense charge                               (474)             (41)          (385)          (883)              (314)
                                             ----------------------------------------------------------------------------------
Net investment income (loss)                           1,678              683         (1,460)        26,803             (1,336)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                       5,101                -              -              -                  -
     Realized capital gain (loss) on sales
       of fund shares                                    646             (600)       (18,942)       (34,249)            (3,098)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                    90,123            8,546         99,426        119,204             34,745
                                             ----------------------------------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                              95,870            7,946         80,484         84,955             31,647
                                             ----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                $        97,548  $         8,629  $      79,024  $     111,758  $          30,311
                                             ==================================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2009

                                                                                                                  FRANKLIN
                                                                                                               TEMPLETON VIP
                                              DREYFUS IP     DREYFUS VIF       FRANKLIN     FRANKLIN SMALL       FOUNDING
                                              TECHNOLOGY    INTERNATIONAL       INCOME        CAP VALUE            FUNDS
                                               GROWTH           VALUE         SECURITIES      SECURITIES        ALLOCATION
                                             ----------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                    $         89  $        22,156  $      40,334  $          2,647  $             794
   Expenses:
     Mortality and expense risk charge               (380)          (3,578)        (2,966)             (855)              (162)
     Other expense charge                             (95)            (895)          (741)             (214)               (40)
                                             ----------------------------------------------------------------------------------
Net investment income (loss)                         (386)          17,683         36,627             1,578                592

Net realized and unrealized capital gain
   (loss) on investments:
      Capital gains distributions                       -                -              -             7,289                  -
      Realized capital gain (loss) on sales of
        fund shares                                   (65)         (92,279)        (9,803)           (5,187)             1,324
      Change in unrealized
        appreciation/depreciation on
        investments during the year                27,343          228,242        124,192            40,568              6,292
                                             ----------------------------------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                           27,278          135,963        114,389            42,670              7,616
                                             ----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                $     26,892  $       153,646  $     151,016  $         44,248  $           8,208
                                             ==================================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2009

                                                                                 LEGG  MASON      LEGG MASON
                                                                                 CLEARBRIDGE     WESTERN ASSET       LEGG MASON
                                                                                   VARIABLE     VARIABLE GLOBAL     CLEARBRIDGE
                                               JANUS ASPEN      JANUS ASPEN       AGGRESSIVE      HIGH YIELD       VARIABLE SMALL
                                                ENTERPRISE    JANUS PORTFOLIO       GROWTH           BOND            CAP GROWTH
                                             ------------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                    $           -  $          1,162  $            -  $           9,709  $             -
   Expenses:
     Mortality and expense risk charge                (728)           (1,877)         (5,179)              (452)            (414)
     Other expense charge                             (182)             (469)         (1,295)              (113)            (103)
                                             ------------------------------------------------------------------------------------
Net investment income (loss)                          (910)           (1,184)         (6,474)             9,144             (517)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                         -                 -               -                  -                -
     Realized capital gain (loss) on sales
       of fund shares                               (5,057)          (56,942)       (105,751)             1,136          (14,215)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                  52,162           146,237         360,422             21,819           36,847
                                             ------------------------------------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                            47,105            89,295         254,671             22,955           22,632
                                             ------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                $      46,195  $         88,111  $      248,197  $          32,099  $        22,115
                                             ====================================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2009

                                                                                                                NEUBERGER
                                                 MFS VIT                                     MUTUAL GLOBAL     BERMAN AMT
                                                RESEARCH      MFS VIT TOTAL      MFS VIT       DISCOVERY        SOCIALLY
                                              INTERNATIONAL      RETURN         UTILITIES     SECURITIES       RESPONSIVE
                                             ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                    $        5,194  $       50,326  $      35,442  $        6,374  $        7,532
   Expenses:
     Mortality and expense risk charge               (2,100)        (11,857)        (4,545)         (3,350)         (2,286)
     Other expense charge                              (525)         (2,964)        (1,137)           (837)           (572)
                                             ------------------------------------------------------------------------------
Net investment income (loss)                          2,569          35,505         29,760           2,187           4,674

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                          -               -              -          15,039               -
     Realized capital gain (loss) on sales
       of fund shares                              (133,676)         (6,523)       (42,095)        (32,817)        (13,554)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                  202,726         328,577        227,153         128,066         114,256
                                             ------------------------------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                             69,050         322,054        185,058         110,288         100,702
                                             ------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                $       71,619  $      357,559  $     214,818  $      112,475  $      105,376
                                             ==============================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2009

                                                              OPPENHEIMER
                                              OPPENHEIMER      MAIN STREET                       PIMCO VIT          PIMCO VIT
                                               CORE BOND        SMALL CAP       PIMCO VIT     ALL COMMODITYREAL     EMERGING
                                                FUND/VA         FUND/VA           ASSET       RETURN STRATEGY     MARKETS BOND
                                             -----------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                    $            -  $        1,411  $      32,827  $           12,080  $         2,915
   Expenses:
     Mortality and expense risk charge               (2,901)         (1,400)        (2,728)             (1,313)            (269)
     Other expense charge                              (725)           (350)          (682)               (328)             (67)
                                             -----------------------------------------------------------------------------------
Net investment income (loss)                         (3,626)           (339)        29,417              10,439            2,579

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                          -               -              -              20,600                -
     Realized capital gain (loss) on sales
       of fund shares                              (438,291)        (17,901)        (6,731)            (37,241)          (9,854)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                  409,694          93,600         74,982              79,793           15,464
                                             -----------------------------------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                            (28,597)         75,699         68,251              63,152            5,610
                                             -----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                $      (32,223) $       75,360  $      97,668  $           73,591  $         8,189
                                             ===================================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2009

                                                PIMCO VIT
                                              FOREIGN BOND
                                              (U.S. DOLLAR-      PIMCO VIT       PIMCO VIT       ROYCE MICRO-
                                                 HEDGED)       LOW DURATION     REAL RETURN          CAP
                                             ------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                    $        31,470  $       33,135  $       93,912  $              -
   Expenses:
     Mortality and expense risk charge                (5,611)         (6,021)        (17,313)           (3,520)
     Other expense charge                             (1,403)         (1,505)         (4,328)             (880)
                                             ------------------------------------------------------------------
Net investment income (loss)                          24,456          25,609          72,271            (4,400)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                     105,620          67,216         119,994                 -
     Realized capital gain (loss) on sales
       of fund shares                                   (115)          2,636          10,190          (79,723)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                    (2,183)         18,459         251,886           354,438
                                             ------------------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                             103,322          88,311         382,070           274,715
                                             ------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                $       127,778  $      113,920  $      454,341  $        270,315
                                             ==================================================================

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2009

                                                                              RYDEX VT ALL-     RYDEX VT ALL-
                                                RVT CLS        RVT CLS          ASSET              ASSET          RYDEX VT ALL-
                                               ADVISORONE     ADVISORONE      AGGRESSIVE       CONSERVATIVE      ASSET MODERATE
                                                AMERIGO        CLERMONT        STRATEGY           STRATEGY          STRATEGY
                                             -----------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                    $      13,669  $      17,697  $               2  $              4  $             6
   Expenses:
     Mortality and expense risk charge             (13,979)        (3,994)              (677)           (1,350)          (2,382)
     Other expense charge                           (3,495)          (999)              (170)             (338)            (596)
                                             -----------------------------------------------------------------------------------
Net investment income (loss)                        (3,805)        12,704               (845)           (1,684)          (2,972)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                         -              -                  -                 -                -
     Realized capital gain (loss) on sales
       of fund shares                             (230,874)       (31,498)            (1,416)             (687)         (40,372)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                 988,976        147,907             22,095            12,216           72,926
                                             -----------------------------------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                           758,102        116,409             20,679            11,529           32,554
                                             -----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                $     754,297  $     129,113  $          19,834  $          9,845  $        29,582
                                             ===================================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2009

                                                                RYDEX VT                        RYDEX VT
                                              RYDEX VT ALL-   ALTERNATIVE       RYDEX VT         MANAGED        RYDEX VT
                                                  CAP          STRATEGIES     INTERNATIONAL      FUTURES     MULTI-CAP CORE
                                              OPPORTUNITY      ALLOCATION      OPPORTUNITY      STRATEGY        EQUITY
                                             --------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                    $          283  $           -  $             11  $          -  $              -
   Expenses:
     Mortality and expense risk charge               (1,730)          (180)              (13)         (401)             (179)
     Other expense charge                              (432)           (45)               (3)         (100)              (45)
                                             --------------------------------------------------------------------------------
Net investment income (loss)                         (1,879)          (225)               (5)         (501)             (224)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                          -              -                 -             -                 -
     Realized capital gain (loss) on sales
       of fund shares                               (25,534)        (4,047)               60       (11,205)           (6,636)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                   98,514          3,497               570         5,403            12,210
                                             --------------------------------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                             72,980           (550)              630        (5,802)            5,574
                                             --------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                $       71,101  $        (775) $            625  $     (6,303) $          5,350
                                             ================================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2009

                                                RYDEX VT
                                               MULTI-HEDGE    SBL ALL CAP      SBL ALPHA     SBL ENHANCED
                                                STRATEGIES       VALUE        OPPORTUNITY       INDEX         SBL EQUITY
                                             ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                    $       10,178  $           -  $            -  $            -  $            -
   Expenses:
     Mortality and expense risk charge               (3,965)        (5,623)         (2,454)         (2,922)           (242)
     Other expense charge                              (992)        (1,406)           (613)           (731)            (60)
                                             ------------------------------------------------------------------------------
Net investment income (loss)                          5,221         (7,029)         (3,067)         (3,653)           (302)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                          -              -               -               -               -
     Realized capital gain (loss) on sales
       of fund shares                                  (870)      (132,193)        (28,520)       (104,425)         (6,393)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                    9,618        400,546         135,834         253,826          17,723
                                             ------------------------------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                              8,748        268,353         107,314         149,401          11,330
                                             ------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                $       13,969  $     261,324  $      104,247  $      145,748  $       11,028
                                             ==============================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2009

                                                                               SBL LARGE CAP      SBL MANAGED       SBL MID CAP
                                               SBL GLOBAL    SBL HIGH YIELD       VALUE         ASSET ALLOCATION       GROWTH
                                             -----------------------------------------------------------------------------------

Investment income (loss):
   Dividend distributions                    $           -  $              -  $             -  $                -  $          -
   Expenses:
     Mortality and expense risk charge             (10,747)          (14,863)          (5,369)             (3,508)       (2,450)
     Other expense charge                           (2,687)           (3,716)          (1,342)               (877)         (612)
                                             -----------------------------------------------------------------------------------
Net investment income (loss)                       (13,434)          (18,579)          (6,711)             (4,385)       (3,062)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                         -                 -                -                   -             -
     Realized capital gain (loss) on sales
       of fund shares                              (62,555)          126,394         (175,763)             (9,794)      (65,630)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                 433,853         1,214,965          390,057             144,537       207,962
                                             -----------------------------------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                           371,298         1,341,359          214,294             134,743       142,332
                                             -----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                $     357,864  $      1,322,780  $       207,583  $          130,358  $    139,270
                                             ===================================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2009

                                              SBL MID CAP    SBL MONEY                     SBL SMALL CAP     SBL SMALL CAP
                                                VALUE          MARKET      SBL SELECT 25       GROWTH            VALUE
                                             -------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                    $           -  $         -  $            -  $              -  $              -
   Expenses:
     Mortality and expense risk charge             (15,168)     (37,220)         (2,424)             (671)           (4,195)
     Other expense charge                           (3,792)      (9,305)           (606)             (168)           (1,049)
                                             -------------------------------------------------------------------------------
Net investment income (loss)                       (18,960)     (46,525)         (3,030)             (839)           (5,244)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                         -            -               -                 -                 -
     Realized capital gain (loss) on sales
       of fund shares                                9,245       16,117         (12,190)          (14,660)            7,973
     Change in unrealized
       appreciation/depreciation on
      investments during the year                1,024,388      (38,746)        143,393            50,261           293,783
                                             -------------------------------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                         1,033,633      (22,629)        131,203            35,601           301,756
                                             -------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                $   1,014,673  $   (69,154) $      128,173  $         34,762  $        296,512
                                             ===============================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2009

                                                    SBL U.S.                         VAN KAMPEN        VAN KAMPEN       VAN KAMPEN
                                                 INTERMEDIATE      VAN KAMPEN            LIT          UIF EMERGING    UIF EQUITY AND
                                                    BOND          LIT COMSTOCK        GOVERNMENT     MARKETS EQUITY      INCOME
                                             ---------------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                    $              -   $          4,242   $       100,957   $            -   $      13,531
   Expenses:
     Mortality and expense risk charge                 (6,093)              (612)           (9,744)          (1,137)         (2,692)
     Other expense charge                              (1,523)              (153)           (2,436)            (284)           (673)
Net investment income (loss)                           (7,616)             3,477            88,777           (1,421)         10,166
                                             ---------------------------------------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                            -                  -                 -                -               -
     Realized capital gain (loss) on sales
       of fund shares                                   2,547             (7,926)           (6,053)         (29,336)            (58)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                     80,863             30,929           (82,690)         131,804          96,120
                                             ---------------------------------------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                               83,410             23,003           (88,743)         102,468          96,062
                                             ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                $         75,794   $         26,480   $            34   $      101,047   $     106,228
                                             =======================================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Changes in Net Assets

                     Year Ended December 31, 2009 and 2008

                                               AIM V.I. BASIC VALUE           AIM V.I. CAPITAL DEVELOPMENT
                                              2009              2008            2009              2008
                                        ---------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $         1,420   $           (822)  $       (1,615)  $       (2,346)
     Capital gains distributions                      -             70,766                -           60,667
     Realized capital gain (loss) on
       sales of fund shares                     (37,288)           (12,640)        (121,063)         (19,966)
     Change in unrealized
       appreciation/depreciation on
       investments during the year              145,929           (295,292)         192,789         (228,237)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     110,061           (237,988)          70,111         (189,882)

   From contract owner transactions:
     Variable annuity deposits                   23,503             33,874           12,145          179,729
     Contract owner maintenance
       charges                                   (1,208)            (1,340)          (1,716)          (2,198)
     Terminations and withdrawals                (6,912)            (5,891)          (7,652)         (11,071)
     Transfers between subaccounts,
       net                                        5,213            (12,405)        (138,894)          48,486
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                20,596             14,238         (136,117)         214,946
                                        ---------------------------------------------------------------------
Net increase (decrease) in net assets           130,657           (223,750)         (66,006)          25,064
Net assets at beginning of year                 218,533            442,283          303,498          278,434
                                        ---------------------------------------------------------------------
Net assets at end of year               $       349,190   $        218,533   $      237,492   $      303,498
                                        =====================================================================

                                             AIM V.I. GLOBAL HEALTH CARE         AIM V.I. GLOBAL REAL ESTATE
                                               2009               2008              2009              2008
                                        ---------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $          (238)  $           (584)    $     (3,637)  $       41,337
     Capital gains distributions                      -             13,182                -           71,116
     Realized capital gain (loss) on
       sales of fund shares                      (3,414)            (6,741)        (199,423)         (34,451)
     Change in unrealized
       appreciation/depreciation on
       investments during the year               18,947            (32,207)         333,835         (455,833)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                      15,295            (26,350)         130,775         (377,831)
   From contract owner transactions:
     Variable annuity deposits                       13             78,387            5,070          140,537
     Contract owner maintenance
       charges                                     (425)              (378)          (3,417)          (3,521)
     Terminations and withdrawals                (1,720)              (861)         (25,778)         (16,240)
     Transfers between subaccounts,
       net                                        2,182           (122,211)        (125,148)         296,156
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                    50            (45,063)        (149,273)         416,932
                                        ---------------------------------------------------------------------
Net increase (decrease) in net assets            15,345            (71,413)         (18,498)          39,101
Net assets at beginning of year                  50,315            121,728          553,098          513,997
                                        ---------------------------------------------------------------------
Net assets at end of year               $        65,660   $         50,315   $      534,600   $      553,098
                                        =====================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008

                                           AIM V.I. INTERNATIONAL GROWTH         AIM V.I. MID CAP CORE EQUITY
                                               2009               2008              2009              2008
                                        ---------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $         6,967   $         (1,375)  $        1,678   $        1,074
     Capital gains distributions                      -             12,898            5,101           21,197
     Realized capital gain (loss) on
       sales of fund shares                    (109,959)           (16,507)             646           (7,455)
     Change in unrealized
       appreciation/depreciation on
       investments during the year              344,553           (400,710)          90,123          (74,464)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     241,561           (405,694)          97,548          (59,648)
   From contract owner transactions:
     Variable annuity deposits                  158,038            225,915           48,513           50,856
     Contract owner maintenance
       charges                                   (5,334)            (5,456)          (2,958)          (1,628)
     Terminations and withdrawals               (21,367)           (34,213)         (28,018)         (10,636)
     Transfers between subaccounts,
       net                                       97,702            392,254           76,752           29,195
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                               229,039            578,500           94,289           67,787
                                        ---------------------------------------------------------------------
Net increase (decrease) in net assets           470,600            172,806          191,837            8,139
Net assets at beginning of year                 680,850            508,044          137,719          129,580
                                        ---------------------------------------------------------------------
Net assets at end of year               $     1,151,450   $        680,850   $      329,556   $      137,719
                                        =====================================================================

                                           AMERICAN CENTURY VP MID CAP
                                                      VALUE                    AMERICAN CENTURY VP ULTRA
                                              2009             2008              2009              2008
                                        --------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $           683   $           (188)  $       (1,460)  $       (1,940)
     Capital gains distributions                      -                  -                -           41,870
     Realized capital gain (loss) on
       sales of fund shares                        (600)            (3,064)         (18,942)          (6,551)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                8,546             (4,822)          99,426         (167,528)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                       8,629             (8,074)          79,024         (134,149)
   From contract owner transactions:
     Variable annuity deposits                      609              2,461            4,282          113,145
     Contract owner maintenance
       charges                                     (179)              (126)          (2,354)          (1,465)
     Terminations and withdrawals                (1,849)            (1,189)         (84,591)          (6,239)
     Transfers between subaccounts,
       net                                        7,182             (2,308)          20,873          (22,096)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                 5,763             (1,162)         (61,790)          83,345
                                        ---------------------------------------------------------------------
Net increase (decrease) in net assets            14,392             (9,236)          17,234          (50,804)
Net assets at beginning of year                  20,061             29,297          231,850          282,654
                                        ---------------------------------------------------------------------
Net assets at end of year               $        34,453   $         20,061   $      249,084   $      231,850
                                        =====================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008

                                             AMERICAN CENTURY VP VALUE          DENT STRATEGIC PORTFOLIO
                                              2009              2008              2009            2008
                                        ---------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $        26,803   $          9,607   $       (1,336)  $         (476)
     Capital gains distributions                      -             79,697                -                -
     Realized capital gain (loss) on
       sales of fund shares                     (34,249)           (43,472)          (3,098)            (741)
     Change in unrealized
       appreciation/depreciation on
       investments during the year              119,204           (216,373)          34,745          (10,351)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     111,758           (170,541)          30,311          (11,568)
   From contract owner transactions:
     Variable annuity deposits                   12,175            178,250           17,130          265,438
     Contract owner maintenance
       charges                                   (3,581)            (2,516)          (2,285)            (551)
     Terminations and withdrawals               (18,367)           (13,553)          (3,606)          (1,641)
     Transfers between subaccounts,
       net                                        2,663            (90,082)         (88,117)          (6,248)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                (7,110)            72,099         ( 76,878)         256,998
                                        ---------------------------------------------------------------------
Net increase (decrease) in net assets           104,648            (98,442)         (46,567)         245,430
Net assets at beginning of year                 562,933            661,375          245,430                -
                                        ---------------------------------------------------------------------
Net assets at end of year               $       667,581   $        562,933   $      198,863   $      245,430
                                        =====================================================================

                                            DREYFUS IP TECHNOLOGY GROWTH       DREYFUS VIF INTERNATIONAL VALUE
                                               2009             2008              2009              2008
                                        ---------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $          (386)  $           (409)  $       17,683   $        8,400
     Capital gains distributions                      -                  -                -          110,904
     Realized capital gain (loss) on
       sales of fund shares                         (65)           (10,444)         (92,279)         (31,949)
     Change in unrealized
       appreciation/depreciation on
       investments during the year               27,343            (22,220)         228,242         (359,826)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                      26,892            (33,073)         153,646         (272,471)
   From contract owner transactions:
     Variable annuity deposits                    2,501             18,370           19,926          229,869
     Contract owner maintenance
       charges                                     (553)              (371)          (4,683)          (3,441)
     Terminations and withdrawals                (2,327)            (1,982)         (35,194)         (23,792)
     Transfers between subaccounts,
       net                                       11,805            (34,103)         220,873          241,084
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                11,426            (18,086)         200,922          443,720
                                        ---------------------------------------------------------------------
Net increase (decrease) in net assets            38,318            (51,159)         354,568          171,249
Net assets at beginning of year                  37,825             88,984          596,453          425,204
                                        ---------------------------------------------------------------------
Net assets at end of year               $        76,143   $         37,825   $      951,021   $      596,453
                                        =====================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008

                                                                               FRANKLIN SMALL CAP VALUE
                                            FRANKLIN INCOME SECURITIES                  SECURITIES
                                              2009               2008            2009               2008
                                        ---------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $        36,627   $         25,076   $        1,578   $        2,369
     Capital gains distributions                      -             12,311            7,289           26,855
     Realized capital gain (loss) on
       sales of fund shares                      (9,803)           (38,097)          (5,187)         (67,409)
     Change in unrealized
       appreciation/depreciation on
       investments during the year              124,192           (194,046)          40,568          (36,731)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     151,016           (194,756)          44,248          (74,916)
   From contract owner transactions:
     Variable annuity deposits                   30,699            239,829           11,441           54,888
     Contract owner maintenance
       charges                                   (2,750)            (2,806)          (1,069)          (1,170)
     Terminations and withdrawals                (5,676)            (6,020)          (5,240)         (17,358)
     Transfers between subaccounts,
       net                                        7,465           (423,995)          30,366           44,595
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                29,738           (192,992)          35,498           80,955
                                        ---------------------------------------------------------------------
Net increase (decrease) in net assets           180,754           (387,748)          79,746            6,039
Net assets at beginning of year                 415,114            802,862           82,676           76,637
                                        ---------------------------------------------------------------------
Net assets at end of year               $       595,868   $        415,114   $      162,422   $       82,676
                                        =====================================================================

                                              FRANKLIN TEMPLETON VIP
                                            FOUNDING FUNDS ALLOCATION           JANUS ASPEN ENTERPRISE
                                             2009              2008              2009             2008
                                        ---------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $           592   $            223   $         (910)  $       (2,161)
     Capital gains distributions                      -                274                -            6,604
     Realized capital gain (loss) on
       sales of fund shares                       1,324             (9,881)          (5,057)         (30,220)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                6,292                160           52,162          (92,416)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                       8,208             (9,224)          46,195         (118,193)
   From contract owner transactions:
     Variable annuity deposits                   26,117             29,067           23,010          165,795
     Contract owner maintenance
       charges                                      (68)               (37)            (894)          (1,407)
     Terminations and withdrawals                     -               (763)          (9,842)          (6,552)
     Transfers between subaccounts,
       net                                       (9,317)            (9,451)          10,406         (848,918)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                16,732             18,816           22,680         (691,082)
                                        ---------------------------------------------------------------------
Net increase (decrease) in net assets            24,940              9,592           68,875         (809,275)
Net assets at beginning of year                   9,592                  -           94,523          903,798
                                        ---------------------------------------------------------------------
Net assets at end of year               $        34,532   $          9,592   $      163,398   $       94,523
                                        =====================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008

                                                                                 LEGG MASON CLEARBRIDGE
                                            JANUS ASPEN JANUS PORTFOLIO        VARIABLE AGGRESSIVE GROWTH
                                              2009               2008            2009              2008
                                        ---------------------------------------------------------------------

Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $        (1,184)  $           (974) $        (6,474)  $       (5,905)
     Capital gains distributions                      -                  -                -                -
     Realized capital gain (loss) on
       sales of fund shares                     (56,942)           (15,093)        (105,751)         (11,837)
     Change in unrealized
       appreciation/depreciation on
       investments during the year              146,237           (162,500)         360,422         (441,776)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                      88,111           (178,567)         248,197         (459,518)
   From contract owner transactions:
     Variable annuity deposits                      295             55,199           20,572           26,865
     Contract owner maintenance
       charges                                   (2,926)            (2,847)          (6,278)          (5,115)
     Terminations and withdrawals               (47,291)           (39,462)         (71,784)         (37,088)
     Transfers between subaccounts,
       net                                      (32,126)           451,871         (118,520)         682,907
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                               (82,048)           464,761         (176,010)         667,569
                                        ---------------------------------------------------------------------
Net increase (decrease) in net assets             6,063            286,194           72,187          208,051
Net assets at beginning of year                 341,928             55,734          784,756          576,705
                                        ---------------------------------------------------------------------
Net assets at end of year               $       347,991   $        341,928   $      856,943   $      784,756
                                        =====================================================================

                                             LEGG MASON WESTERN ASSET           LEGG MASON CLEARBRIDGE
                                       VARIABLE GLOBAL HIGH YIELD BOND         VARIABLE SMALL CAP GROWTH
                                              2009              2008             2009             2008
                                        --------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $         9,144   $          1,874   $         (517)  $         (689)
     Capital gains distributions                      -                  -                -            4,672
     Realized capital gain (loss) on
       sales of fund shares                       1,136               (102)         (14,215)             230
     Change in unrealized
       appreciation/depreciation on
       investments during the year               21,819             (8,624)          36,847          (39,478)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                      32,099             (6,852)          22,115          (35,265)
   From contract owner transactions:
     Variable annuity deposits                   16,073             22,082               74            3,222
     Contract owner maintenance
       charges                                     (613)              (646)            (674)            (539)
     Terminations and withdrawals                (4,164)           (11,979)         (10,639)         (16,500)
     Transfers between subaccounts,
       net                                       56,384              9,675          (18,138)         112,729
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                67,680             19,132          (29,377)          98,912
                                        ---------------------------------------------------------------------
Net increase (decrease) in net assets            99,779             12,280           (7,262)          63,647
Net assets at beginning of year                  17,710              5,430           80,532           16,885
                                        ---------------------------------------------------------------------
Net assets at end of year               $       117,489   $         17,710   $       73,270   $       80,532
                                        =====================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008

                                        MFS VIT RESEARCH INTERNATIONAL            MFS VIT TOTAL RETURN
                                              2009              2008             2009               2008
                                        ---------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $         2,569   $         (1,583)  $       35,505   $       17,723
     Capital gains distributions                      -             15,132                -           54,446
     Realized capital gain (loss) on
       sales of fund shares                    (133,676)           (11,971)          (6,523)         (14,475)
     Change in unrealized
       appreciation/depreciation on
       investments during the year              202,726           (279,584)         328,577         (271,871)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                      71,619           (278,006)         357,559         (214,177)
   From contract owner transactions:
     Variable annuity deposits                   17,909             38,346          866,561          529,510
     Contract owner maintenance
       charges                                   (2,310)            (2,919)         (13,264)          (5,721)
     Terminations and withdrawals               (35,164)           (16,019)         (35,743)         (47,721)
     Transfers between subaccounts,
       net                                     (125,993)           283,446           55,302          243,358
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                              (145,558)           302,854          872,856          719,426
                                        ---------------------------------------------------------------------
Net increase (decrease) in net assets           (73,939)            24,848        1,230,415          505,249
Net assets at beginning of year                 435,931            411,083        1,291,708          786,459
                                        ---------------------------------------------------------------------
Net assets at end of year               $       361,992   $        435,931   $    2,522,123   $    1,291,708
                                        =====================================================================

                                                                               MUTUAL GLOBAL DISCOVERY
                                                MFS VIT UTILITIES                     SECURITIES
                                             2009              2008             2009              2008
                                        ---------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $       29,760   $         4,014   $          2,187    $        5,151
     Capital gains distributions                     -           127,658             15,039            17,763
     Realized capital gain (loss) on
       sales of fund shares                    (42,095)          (23,315)           (32,817)          (52,596)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             227,153          (526,579)           128,066          (164,052)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                    214,818          (418,222)           112,475          (193,734)
   From contract owner transactions:
     Variable annuity deposits                   4,965           200,039             28,216           393,717
     Contract owner maintenance
       charges                                  (4,967)           (5,238)            (3,793)           (2,666)
     Terminations and withdrawals              (11,819)          (12,673)           (12,353)          (10,615)
     Transfers between subaccounts,
       net                                     (10,927)          133,562           (105,139)         (467,414)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                              (22,748)          315,690            (93,069)          (86,978)
                                        ---------------------------------------------------------------------
Net increase (decrease) in net assets          192,070          (102,532)            19,406          (280,712)
Net assets at beginning of year                692,075           794,607            570,341           851,053
                                        ---------------------------------------------------------------------
Net assets at end of year               $      884,145   $       692,075   $        589,747    $      570,341
                                        ---------------------------------------------------------------------

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008


                                            NEUBERGER BERMAN AMT SOCIALLY        OPPENHEIMER CORE BOND
                                                     RESPONSIVE                         FUND/VA
                                             2009               2008           2009                2008
                                        ---------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $         4,674   $          4,904   $       (3,626)  $       14,108
     Capital gains distributions                      -             31,382                -                -
     Realized capital gain (loss) on
       sales of fund shares                     (13,554)            (6,004)        (438,291)         (18,683)
     Change in unrealized
       appreciation/depreciation on
       investments during the year              114,256           (211,581)         409,694         (528,843)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     105,376           (181,299)         (32,223)        (533,418)
   From contract owner transactions:
     Variable annuity deposits                    9,347            246,030           13,822          285,306
     Contract owner maintenance
       charges                                   (3,503)            (3,060)          (3,434)          (6,145)
     Terminations and withdrawals                (1,666)           (17,220)         (63,280)         (59,632)
     Transfers between subaccounts,
       net                                       22,167            (44,381)        (415,206)         856,077
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                26,345            181,369         (468,098)       1,075,606
                                        ---------------------------------------------------------------------
Net increase (decrease) in net
   assets                                       131,721                 70         (500,321)         542,188
Net assets at beginning of year                 333,657            333,587          928,707          386,519
                                        ---------------------------------------------------------------------
Net assets at end of year               $       465,378   $        333,657   $      428,386   $      928,707
                                        =====================================================================

                                            OPPENHEIMER MAIN STREET SMALL
                                                    CAP FUND/VA                    PIMCO VIT ALL ASSET
                                              2009              2008              2009             2008
                                        ---------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $          (339)  $         (1,407)  $       29,417   $       15,047
     Capital gains distributions                      -             17,077                -            1,235
     Realized capital gain (loss) on
       sales of fund shares                     (17,901)           (17,287)          (6,731)         (10,487)
     Change in unrealized
       appreciation/depreciation on
       investments during the year               93,600           (130,798)          74,982          (56,771)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                      75,360           (132,415)          97,668          (50,976)
   From contract owner transactions:
     Variable annuity deposits                    4,954             26,038           50,601          185,727
     Contract owner maintenance
       charges                                   (1,335)            (1,476)          (5,001)          (1,317)
     Terminations and withdrawals                (4,019)            (4,565)         (32,902)          (7,685)
     Transfers between subaccounts,
       net                                       (6,501)           (48,026)          42,405          180,715
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                (6,901)           (28,029)          55,103          357,440
                                        ---------------------------------------------------------------------
Net increase (decrease) in net
   assets                                        68,459           (160,444)         152,771          306,464
Net assets at beginning of year                 200,170            360,614          344,796           38,332
                                        ---------------------------------------------------------------------
Net assets at end of year               $       268,629   $        200,170   $      497,567   $      344,796
                                        =====================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008

                                                  PIMCO VIT                    PIMCO VIT EMERGING MARKETS
                                         COMMODITYREALRETURN STRATEGY                    BOND
                                             2009              2008             2009             2008
                                        ---------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $        10,439   $         10,458   $        2,579   $        3,458
     Capital gains distributions                 20,600              2,743                -            8,613
     Realized capital gain (loss) on
       sales of fund shares                     (37,241)            13,839           (9,854)          (2,468)
     Change in unrealized
       appreciation/depreciation on
       investments during the year               79,793           (124,603)          15,464          (11,830)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                      73,591            (97,563)           8,189           (2,227)
   From contract owner transactions:
     Variable annuity deposits                   25,348            164,669           11,629          184,020
     Contract owner maintenance
       charges                                   (2,259)            (1,413)            (381)            (449)
     Terminations and withdrawals               (14,159)           (10,505)          (7,730)          (3,303)
     Transfers between subaccounts,
       net                                      (22,828)           (20,729)        (154,247)         (52,038)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                               (13,898)           132,022         (150,729)         128,230
                                        ---------------------------------------------------------------------
Net increase (decrease) in net assets            59,693             34,459         (142,540)         126,003
Net assets at beginning of year                 171,900            137,441          167,488           41,485
                                        ---------------------------------------------------------------------
Net assets at end of year               $       231,593   $        171,900   $       24,948   $      167,488
                                        =====================================================================

                                            PIMCO VIT FOREIGN BOND (U.S.
                                                   DOLLAR-HEDGED)                  PIMCO VIT LOW DURATION
                                               2009              2008             2009              2008
                                        ---------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $        24,456   $         16,117   $       25,609   $       10,901
     Capital gains distributions                105,620                  -           67,216            8,064
     Realized capital gain (loss) on
       sales of fund shares                        (115)           (13,597)           2,636           (1,470)
     Change in unrealized
       appreciation/depreciation on
       investments during the year               (2,183)           (30,758)          18,459          (23,901)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     127,778           (28,238)          113,920           (6,406)
   From contract owner transactions:
     Variable annuity deposits                  142,674            179,089          137,607           58,904
     Contract owner maintenance
       charges                                   (8,253)            (5,297)          (9,484)          (2,328)
     Terminations and withdrawals               (47,664)           (56,024)         (30,683)         (10,172)
     Transfers between subaccounts,
       net                                      324,793            (87,363)         653,513          310,545
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                               411,550             30,405          750,953          356,949
                                        ---------------------------------------------------------------------
Net increase (decrease) in net assets           539,328              2,167          864,873          350,543
Net assets at beginning of year                 650,660            648,493          493,169          142,626
                                        ---------------------------------------------------------------------
Net assets at end of year               $     1,189,988   $        650,660   $    1,358,042   $      493,169
                                        =====================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account


                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008

                                             PIMCO VIT REAL RETURN              ROYCE MICRO-CAP          RVT CLS ADVISORONE AMERIGO
                                             2009             2008             2009          2008           2009              2008
                                        --------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $      72,271   $       55,911   $     (4,400)  $    16,479   $      (3,805)  $     (13,985)
     Capital gains distributions              119,994            2,810              -        86,173               -          52,325
     Realized capital gain (loss) on
       sales of fund shares                    10,190          (75,890)       (79,723)      (18,592)       (230,874)       (136,301)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            251,886         (228,998)       354,438      (403,108)        988,976      (1,620,816)
                                        --------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                   454,341         (246,167)       270,315      (319,048)        754,297      (1,718,777)
   From contract owner transactions:
     Variable annuity deposits              1,308,644        1,073,687         44,572       172,029           3,298         371,943
     Contract owner maintenance
       charges                                (27,058)         (11,491)        (3,939)       (2,755)        (22,564)        (38,586)
     Terminations and withdrawals            (251,505)        (113,306)       (17,398)       (8,330)       (142,070)       (269,687)
     Transfers between subaccounts,
       net                                    (57,666)        (630,291)       (97,685)      350,733        (188,776)      1,549,823
                                        --------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                             972,415          318,599       (74,450)       511,677        (350,112)      1,613,493
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in net assets       1,426,756           72,432        195,865       192,629         404,185        (105,284)
Net assets at beginning of year             1,786,051        1,713,619        525,924       333,295       2,250,212       2,355,496
                                        --------------------------------------------------------------------------------------------
Net assets at end of year               $   3,212,807   $    1,786,051   $    721,789   $   525,924   $   2,654,397   $   2,250,212
                                        ============================================================================================

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008

                                                                               RYDEX VT ALL-ASSET AGGRESSIVE
                                            RVT CLS ADVISORONE CLERMONT                   STRATEGY
                                             2009               2008            2009               2008
                                        ---------------------------------------------------------------------
Increase (decrease) in net assets:
    From operations:
      Net investment income (loss)      $        12,704   $          2,767   $         (845)  $         (840)
      Capital gains distributions                     -              9,773                -            2,421
      Realized capital gain (loss) on sales
        of fund shares                          (31,498)           (26,012)          (1,416)         (51,321)
      Change in unrealized
        appreciation/depreciation on
        investments during the year             147,907           (187,937)          22,095          (26,543)
                                        ---------------------------------------------------------------------
     Net increase (decrease) in net assets
        from operations                         129,113           (201,409)          19,834          (76,283)
    From contract owner transactions:
      Variable annuity deposits                     318             95,697           27,571           56,478
      Contract owner maintenance charges         (4,988)            (4,286)            (982)          (2,724)
      Terminations and withdrawals              (28,825)           (13,015)          (1,512)               -
      Transfers between subaccounts, net        207,138            170,524           (1,469)        (188,152)
                                        ---------------------------------------------------------------------
 Net increase (decrease) in net assets
    from contract owner transactions            173,643            248,920           23,608         (134,398)
                                        ---------------------------------------------------------------------
Net increase (decrease) in net assets           302,756             47,511           43,442         (210,681)
Net assets at beginning of year                 581,025            533,514           95,935          306,616
                                        ---------------------------------------------------------------------
Net assets at end of year               $       883,781   $        581,025   $      139,377   $       95,935
                                        =====================================================================

                                          RYDEX VT ALL-ASSET CONSERVATIVE        RYDEX VT ALL-ASSET MODERATE
                                                    STRATEGY                            STRATEGY
                                               2009              2008              2009              2008
                                        ---------------------------------------------------------------------
Increase (decrease) in net assets:
    From operations:
      Net investment income (loss)      $        (1,684)  $          7,891   $       (2,972)  $        5,186
      Capital gains distributions                     -              2,636                -            3,880
      Realized capital gain (loss) on sales
        of fund shares                             (687)            (6,697)         (40,372)         (43,985)
      Change in unrealized
        appreciation/depreciation on
        investments during the year              12,216            (28,958)          72,926          (96,843)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net assets
     from operations                              9,845            (25,128)          29,582         (131,762)
   From contract owner transactions:
     Variable annuity deposits                        -            174,935           24,572          347,578
     Contract owner maintenance charges          (2,688)            (1,715)          (3,486)          (4,960)
     Terminations and withdrawals                   (45)            (5,894)         (35,546)         (14,913)
     Transfers between subaccounts, net           3,805            (21,209)         (96,861)        (224,153)
                                        ---------------------------------------------------------------------
  Net increase (decrease) in net assets
   from contract owner transactions               1,072            146,117         (111,321)         103,552
                                        ---------------------------------------------------------------------
Net increase (decrease) in net assets            10,917            120,989          (81,739)         (28,210)
Net assets at beginning of year                 229,602            108,613          476,109          504,319
                                        ---------------------------------------------------------------------
Net assets at end of year               $       240,519   $        229,602   $      394,370   $      476,109
                                        =====================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008

                                                                             RYDEX VT ALTERNATIVE STRATEGIES
                                         RYDEX VT ALL-CAP OPPORTUNITY                    ALLOCATION
                                             2009              2008              2009              2008
                                        ---------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $        (1,879)  $         (2,580)  $         (225)  $          366
     Capital gains distributions                      -              1,010                -                -
     Realized capital gain (loss) on
       sales of fund shares                     (25,534)           (32,605)          (4,047)             (70)
     Change in unrealized
       appreciation/depreciation on
       investments during the year               98,514           (158,863)           3,497           (4,163)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                      71,101           (193,038)            (775)          (3,867)
   From contract owner transactions:
     Variable annuity deposits                   32,995             62,884           54,313           24,500
     Contract owner maintenance
       charges                                   (2,830)            (3,160)            (215)             (51)
     Terminations and withdrawals               (31,972)           (15,880)          (1,469)            (455)
     Transfers between subaccounts,
       net                                         (229)           (72,414)         (33,058)               -
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                (2,036)           (28,570)          19,571           23,994
                                        ---------------------------------------------------------------------
Net increase (decrease) in net assets            69,065           (221,608)          18,796           20,127
Net assets at beginning of year                 276,359            497,967           20,127                -
                                        ---------------------------------------------------------------------
Net assets at end of year               $       345,424   $        276,359   $       38,923   $       20,127
                                        =====================================================================

                                              RYDEX VT INTERNATIONAL             RYDEX VT MANAGED FUTURES
                                                   OPPORTUNITY                         STRATEGY
                                           2009                2008 *            2009             2008 **
                                        ---------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $            (5)  $            (59)  $         (501)  $         (112)
     Capital gains distributions                      -                  -                -                -
     Realized capital gain (loss) on
       sales of fund shares                          60             (8,458)         (11,205)             (54)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                  570                 (2)           5,403           (7,401)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                         625             (8,519)          (6,303)          (7,567)
   From contract owner transactions:
     Variable annuity deposits                    2,508                  -            2,572                -
     Contract owner maintenance
       charges                                      (13)               (43)            (444)            (154)
     Terminations and withdrawals                     -               (675)          (4,653)          (1,320)
     Transfers between subaccounts,
       net                                         (294)             9,237          (98,263)         139,476
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                 2,201              8,519         (100,788)         138,002
                                        ---------------------------------------------------------------------
Net increase (decrease) in net assets             2,826                  -         (107,091)         130,435
Net assets at beginning of year                       -                  -          130,435                -
                                        ---------------------------------------------------------------------
Net assets at end of year               $         2,826    $             -   $       23,344   $      130,435
                                        =====================================================================

See accompanying notes.
* For the period from May 1, 2008 (inception date) to December 31, 2008
** For the period from November 17, 2008 (inception date) to December 31, 2008.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008

                                              RYDEX VT MULTI-CAP CORE             RYDEX VT MULTI-HEDGE
                                                      EQUITY                           STRATEGIES
                                             2009               2008            2009               2008
                                        ---------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $          (224)  $            725   $        5,221   $           38
     Capital gains distributions                      -                 65                -                -
     Realized capital gain (loss) on
       sales of fund shares                      (6,636)              (292)            (870)             (34)
     Change in unrealized
       appreciation/depreciation on
       investments during the year               12,210            (13,229)           9,618           (2,583)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                       5,350            (12,731)          13,969           (2,579)
   From contract owner transactions:
     Variable annuity deposits                    9,861             22,584          803,596           21,567
     Contract owner maintenance
       charges                                     (188)              (109)          (7,471)             (92)
     Terminations and withdrawals                (1,381)              (304)         (16,466)               -
     Transfers between subaccounts,
       net                                       (5,321)             1,031          118,738            1,186
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                 2,971             23,202          898,397           22,661
                                        ---------------------------------------------------------------------
Net increase (decrease) in net assets             8,321             10,471          912,366           20,082
Net assets at beginning of year                  30,432             19,961           20,082                -
                                        ---------------------------------------------------------------------
Net assets at end of year               $        38,753   $         30,432   $      932,448   $       20,082
                                        =====================================================================


                                                SBL ALL CAP VALUE                 SBL ALPHA OPPORTUNITY
                                             2009               2008             2009               2008
                                        ---------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $        (7,029)  $        (10,263)  $       (3,067) $        (3,439)
     Capital gains distributions                      -                  -                -                -
     Realized capital gain (loss) on
       sales of fund shares                    (132,193)           (63,482)         (28,520)         (18,079)
     Change in unrealized
       appreciation/depreciation on
       investments during the year              400,546           (562,790)         135,834         (224,967)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     261,324           (636,535)         104,247         (246,485)
   From contract owner transactions:
     Variable annuity deposits                   20,088             77,241                -           55,979
     Contract owner maintenance
       charges                                   (8,055)            (7,511)          (3,888)          (2,916)
     Terminations and withdrawals              (212,695)           (71,027)         (27,829)         (11,751)
     Transfers between subaccounts,
       net                                      (35,296)           617,696          (20,808)         244,591
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                              (235,958)           616,399          (52,525)         285,903
                                        ---------------------------------------------------------------------
Net increase (decrease) in net assets            25,366            (20,136)          51,722           39,418
Net assets at beginning of year                 994,907          1,015,043          417,808          378,390
                                        ---------------------------------------------------------------------
Net assets at end of year               $     1,020,273   $        994,907   $      469,530   $      417,808
                                        =====================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008

                                                SBL ENHANCED INDEX                    SBL EQUITY
                                             2009               2008            2009               2008
                                        ---------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $        (3,653)  $         (3,649)  $         (302)  $         (441)
     Capital gains distributions                      -                  -                -                -
     Realized capital gain (loss) on
       sales of fund shares                    (104,425)           (28,471)          (6,393)          (5,392)
     Change in unrealized
       appreciation/depreciation on
       investments during the year              253,826           (210,153)          17,723          (20,786)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     145,748           (242,273)          11,028          (26,619)
   From contract owner transactions:
     Variable annuity deposits                  336,575             19,030            7,034            1,073
     Contract owner maintenance
       charges                                   (5,039)            (3,977)            (242)            (383)
     Terminations and withdrawals               (27,514)            (6,400)          (8,681)          (4,282)
     Transfers between subaccounts,
       net                                     (171,205)           (31,432)            (498)           7,816
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                               132,817            (22,779)          (2,387)           4,224
                                        ---------------------------------------------------------------------
Net increase (decrease) in net assets           278,565           (265,052)           8,641          (22,395)
Net assets at beginning of year                 371,495            636,547           40,994           63,389
                                        ---------------------------------------------------------------------
Net assets at end of year               $       650,060   $        371,495   $       49,635   $       40,994
                                        =====================================================================

                                                    SBL GLOBAL                       SBL HIGH YIELD
                                               2009               2008             2009               2008
                                        ---------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $       (13,434)  $        (14,741)  $      (18,579)  $      (11,441)
     Capital gains distributions                      -                  -                -                -
     Realized capital gain (loss) on
       sales of fund shares                     (62,555)           (12,074)         126,394          (31,271)
     Change in unrealized
       appreciation/depreciation on
       investments during the year              433,853           (823,155)       1,214,965         (536,536)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     357,864           (849,970)       1,322,780         (579,248)
   From contract owner transactions:
     Variable annuity deposits                  453,859            391,488          632,300          472,440
     Contract owner maintenance
       charges                                  (12,120)           (13,116)         (18,269)         (10,304)
     Terminations and withdrawals              (127,598)           (97,262)        (146,219)         (48,642)
     Transfers between subaccounts,
       net                                     (170,370)          (426,048)        (179,655)          144,164
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                               143,771           (144,938)         288,157          557,658
                                        ---------------------------------------------------------------------
Net increase (decrease) in net assets           501,635           (994,908)       1,610,937          (21,590)
Net assets at beginning of year               1,444,837          2,439,745        1,448,742        1,470,332
                                        ---------------------------------------------------------------------
Net assets at end of year               $     1,946,472   $      1,444,837   $    3,059,679   $    1,448,742
                                        =====================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008

                                               SBL LARGE CAP VALUE            SBL MANAGED ASSET ALLOCATION
                                            2009                2008           2009                2008
                                        ---------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $        (6,711)  $         (8,899)  $       (4,385)  $       (4,194)
     Capital gains distributions                      -                  -                -                -
     Realized capital gain (loss) on
       sales of fund shares                    (175,763)          (100,597)          (9,794)         (30,884)
     Change in unrealized
       appreciation/depreciation on
       investments during the year              390,057           (415,290)         144,537         (186,285)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     207,583           (524,786)         130,358         (221,363)
   From contract owner transactions:
     Variable annuity deposits                   15,798            115,597            3,544           51,860
     Contract owner maintenance
       charges                                   (6,307)            (7,642)          (3,560)          (3,107)
     Terminations and withdrawals               (56,440)           (65,405)          (4,760)         (12,579)
     Transfers between subaccounts,
       net                                      (34,898)          (359,145)          10,239          272,015
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                               (81,847)          (316,595)           5,463          308,189
                                        ---------------------------------------------------------------------
Net increase (decrease) in net assets           125,736           (841,381)         135,821           86,826
Net assets at beginning of year                 873,644          1,715,025          546,207          459,381
                                        ---------------------------------------------------------------------
Net assets at end of year               $       999,380   $        873,644   $      682,028   $      546,207
                                        =====================================================================

                                                   SBL Mid Cap Growth                  SBL Mid Cap Value
                                                 2009              2008              2009               2008
                                        ---------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $        (3,062)  $         (4,494)   $     (18,960)  $      (13,336)
     Capital gains distributions                      -                  -                -                -
     Realized capital gain (loss) on
       sales of fund shares                     (65,630)           (39,107)           9,245          (15,121)
     Change in unrealized
       appreciation/depreciation on
       investments during the year              207,962           (241,310)       1,024,388         (540,649)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     139,270           (284,911)       1,014,673         (569,106)
   From contract owner transactions:
     Variable annuity deposits                  166,825             47,694        1,445,357          257,441
     Contract owner maintenance
       charges                                   (5,013)            (2,820)         (22,185)          (8,071)
     Terminations and withdrawals               (93,320)           (27,422)        (263,041)         (45,696)
     Transfers between subaccounts,
       net                                       (9,201)           (49,687)        (270,937)         (30,640)
                                        ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                59,291            (32,235)         889,194          173,034
                                        ---------------------------------------------------------------------
Net increase (decrease) in net assets           198,561           (317,146)       1,903,867         (396,072)
Net assets at beginning of year                 386,049            703,195        1,573,492        1,969,564
                                        ---------------------------------------------------------------------
Net assets at end of year               $       584,610     $      386,049    $   3,477,359   $    1,573,492
                                        =====================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008

                                                  SBL MONEY MARKET                SBL SELECT 25
                                              2009            2008            2009             2008
                                       -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $       (46,525) $        (30,527) $    (3,030) $      (2,318)
     Capital gains distributions                     -                 -            -              -
     Realized capital gain (loss) on
       sales of fund shares                     16,117            56,537      (12,190)        (8,728)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             (38,746)           25,532      143,393       (101,105)
                                       -------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                    (69,154)           51,542      128,173       (112,151)

   From contract owner transactions:
     Variable annuity deposits               1,001,191         4,031,929      371,547         56,343
     Contract owner maintenance
       charges                                 (53,285)          (23,707)      (3,136)        (2,370)
     Terminations and withdrawals             (307,818)         (111,010)     (24,877)       (13,743)
     Transfers between subaccounts,
       net                                    (182,663)       (2,756,647)     217,146        (98,730)
                                       -------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                              457,425         1,140,565      560,680        (58,500)
                                       -------------------------------------------------------------
Net increase (decrease) in net assets          388,271         1,192,107      688,853       (170,651)
Net assets at beginning of year              5,600,941         4,408,834      220,899        391,550
                                       -------------------------------------------------------------
Net assets at end of year              $     5,989,212  $      5,600,941  $   909,752  $     220,899
                                       =============================================================


                                           SBL SMALL CAP GROWTH                SBL SMALL CAP VALUE
                                          2009              2008             2009              2008
                                       -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $          (839) $         (1,045) $    (5,244) $      (3,684)
     Capital gains distributions                     -                 -            -              -
     Realized capital gain (loss) on           (14,660)           (6,082)       7,973        (22,247)
       sales of fund shares
     Change in unrealized
       appreciation/depreciation on
       investments during the year              50,261           (77,676)     293,783       (213,270)
                                       -------------------------------------------------------------
   Net increase (decrease) in net               34,762           (84,803)     296,512       (239,201)
     assets from operations

   From contract owner transactions:
     Variable annuity deposits                  28,041            11,110       19,168         98,155
     Contract owner maintenance
       charges                                  (1,084)           (1,148)      (5,114)        (2,687)
     Terminations and withdrawals              (25,798)           (8,686)     (33,320)       (11,190)
     Transfers between subaccounts,
       net                                      15,235             6,441      140,277        112,665
                                       -------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                               16,394             7,717      121,011        196,943
                                       -------------------------------------------------------------
Net increase (decrease) in net assets           51,156           (77,086)     417,523        (42,258)
Net assets at beginning of year                 99,648           176,734      362,245        404,503
                                       -------------------------------------------------------------
Net assets at end of year              $       150,804  $         99,648  $   779,768  $     362,245
                                       =============================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008

                                            SBL U.S. INTERMEDIATE BOND      VAN KAMPEN LIT COMSTOCK
                                              2009              2008         2009             2008
                                       -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $        (7,616) $         (6,023) $     3,477  $       1,565
     Capital gains distributions                     -                 -            -          6,066
     Realized capital gain (loss) on
       sales of fund shares                      2,547             2,214       (7,926)        (9,259)
     Change in unrealized
       appreciation/depreciation on
       investments during the year              80,863           (75,805)      30,929        (47,435)
                                       -------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     75,794           (79,614)      26,480        (49,063)

  From contract owner transactions:
    Variable annuity deposits                   47,839            56,080        3,004         28,403
    Contract owner maintenance charges          (7,383)           (4,580)        (676)        (1,025)
    Terminations and withdrawals              (197,660)          (37,282)      (3,490)        (5,551)
    Transfers between subaccounts, net         538,539            (5,202)     (18,432)          (655)
                                       -------------------------------------------------------------
  Net increase (decrease) in net assets
   from contract owner transactions            381,335             9,016      (19,594)        21,172
                                       -------------------------------------------------------------
Net increase (decrease) in net assets          457,129           (70,598)       6,886        (27,891)
Net assets at beginning of year                675,753           746,351       99,701        127,592
                                       -------------------------------------------------------------
Net assets at end of year              $     1,132,882  $        675,753  $   106,587  $      99,701
                                       =============================================================

                                                                           VAN KAMPEN UIF EMERGING
                                         VAN KAMPEN LIT GOVERNMENT             MARKETS EQUITY
                                          2009              2008             2009             2008
                                       -------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)       $        88,777  $         84,729  $    (1,421) $      (1,495)
    Capital gains distributions                      -                 -            -         51,256
    Realized capital gain (loss) on
      sales of fund shares                      (6,053)          (29,443)     (29,336)       (14,172)
    Change in unrealized
      appreciation/depreciation on
      investments during the year              (82,690)          (38,962)     131,804       (151,340)
                                       -------------------------------------------------------------
   Net increase (decrease) in net
    assets from operations                          34            16,324      101,047       (115,751)

  From contract owner transactions:
    Variable annuity deposits                  537,399           695,189           39         44,778
    Contract owner maintenance charges          (9,979)           (5,548)      (1,654)        (1,872)
    Terminations and withdrawals               (46,015)          (27,168)      (7,446)       (10,390)
    Transfers between subaccounts, net        (153,207)       (1,099,983)      46,992         56,720
                                       -------------------------------------------------------------
  Net increase (decrease) in net assets
   from contract owner transactions            328,198          (437,510)      37,931         89,236
                                       -------------------------------------------------------------
Net increase (decrease) in net assets          328,232          (421,186)     138,978        (26,515)
Net assets at beginning of year              1,527,970         1,949,156      128,089        154,604
                                       -------------------------------------------------------------
Net assets at end of year              $     1,856,202  $      1,527,970  $   267,067  $     128,089
                                       =============================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008



                                             VAN KAMPEN UIF EQUITY AND
                                                     INCOME
                                              2009              2008
                                         -------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $        10,166  $        3,447
     Capital gains distributions                       -           6,879
     Realized capital gain (loss) on
       sales of fund shares                          (58)         (3,433)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                96,120         (57,188)
                                         -------------------------------
   Net increase (decrease) in net
     assets from operations                      106,228         (50,295)

   From contract owner transactions:
     Variable annuity deposits                   219,272          50,663
     Contract owner maintenance charges           (2,437)           (809)
     Terminations and withdrawals                 (6,966)         (5,196)
     Transfers between subaccounts, net           (4,145)         43,163
                                         -------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                205,724          87,821
                                         -------------------------------
Net increase (decrease) in net assets            311,952          37,526
Net assets at beginning of year                  272,481         234,955
                                         -------------------------------
Net assets at end of year                $       584,433  $      272,481
                                         ===============================


See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

                         Notes to Financial Statements

                               December 31, 2009

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Variable Annuity Account B - SecureDesigns Variable Annuity Account (the Account) is a deferred variable annuity contract offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL). Purchase payments are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

                     SUBACCOUNT                                                MUTUAL FUND
----------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value                                   AIM V.I. Basic Value Fund - Series II
AIM V.I. Capital Development                           AIM V.I. Capital Development Fund - Series II
AIM V.I. Global Health Care                            AIM V.I. Global Health Care Fund - Series I
AIM V.I. Global Real Estate                            AIM V.I. Real Estate Fund - Series I
AIM V.I. International Growth                          AIM V.I. International Growth Fund - Series II
AIM V.I. Mid Cap Core Equity                           AIM V.I. Mid Cap Core Equity Fund - Series II
American Century VP Mid Cap Value                      American Century VP Mid Cap Value Fund - Class II
American Century VP Ultra                              American Century VP Ultra Fund - Class II
American Century VP Value                              American Century VP Value Fund - Class II
Dent Strategic Portfolio                               Dent Strategic Portfolio
Dreyfus IP Technology Growth                           Dreyfus IP Technology Growth Portfolio - Service Class
Dreyfus VIF International Value                        Dreyfus VIF International Value Portfolio - Service Class
Franklin Income Securities                             Franklin Income Securities Fund - Class II
Franklin Small Cap Value Securities                    Franklin Small Cap Value Securities Fund - Class II
Franklin Templeton VIP Founding Funds Allocation       Franklin Templeton VIP Founding Funds Allocation
Janus Aspen Enterprise (1)                             Janus Aspen Enterprise
Janus Aspen INTECH Risk-Managed Core (2)               Janus Aspen INTECH Risk-Managed Core Portfolio - Service
                                                          Class
Janus Aspen Janus Portfolio (1)                        Janus Aspen Janus Portfolio - Service Class
Legg Mason ClearBridge Variable Aggressive Growth(4)   Legg Mason ClearBridge Variable Aggressive Growth
                                                          Portfolio - Class II
Legg Mason Western Asset Variable Global High Yield    Legg Mason Western Asset Variable Global High Yield Bond
   Bond (4)                                               Portfolio - Class II
Legg Mason ClearBridge Variable Small Cap Growth(4)    Legg Mason ClearBridge Variable Small Cap Growth
                                                          Portfolio - Class II
MFS VIT Research International                         MFS VIT Research International Series - Service Class
MFS VIT Total Return                                   MFS VIT Total Return Series - Service Class
MFS VIT Utilities                                      MFS VIT Utilities Series - Service Class

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                     SUBACCOUNT                                                MUTUAL FUND
----------------------------------------------------------------------------------------------------------------
Mutual Global Discovery Securities (1)                 Mutual Global Discovery Securities - Class II
Neuberger Berman AMT Socially Responsive               Neuberger Berman AMT Socially Responsive Portfolio -
                                                          Class S
Oppenheimer Core Bond Fund/VA                          Oppenheimer Core Bond /VA - Service Class
Oppenheimer Main Street Small Cap Fund/VA              Oppenheimer Main Street Small Cap /VA - Service Class
PIMCO VIT All Asset                                    PIMCO VIT All Asset Portfolio - Administrative Class
PIMCO VIT CommodityRealReturn Strategy                 PIMCO VIT Commodity Real Return Strategy Portfolio -
                                                          Administrative Class
PIMCO VIT Emerging Markets Bond                        PIMCO VIT Emerging Markets Bond - Advisor Class
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)            PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) -
                                                          Administrative Class
PIMCO VIT Low Duration                                 PIMCO VIT Low Duration Portfolio - Administrative Class
PIMCO VIT Real Return                                  PIMCO VIT Real Return Portfolio - Administrative Class
Royce Micro-Cap                                        Royce Capital Fund-Micro-Cap Portfolio - Investment Class
RVT CLS AdvisorOne Amerigo                             RVT CLS AdvisorOne Amerigo Fund
RVT CLS AdvisorOne Clermont                            RVT CLS AdvisorOne Clermont Fund
Rydex VT All-Asset Aggressive Strategy (3)             Rydex VT All-Asset Aggressive Strategy
Rydex VT All-Asset Conservative Strategy (3)           Rydex VT All-Asset Conservative Strategy
Rydex VT All-Asset Moderate Strategy (3)               Rydex VT All-Asset Moderate Strategy
Rydex VT All-Cap Opportunity (1)                       Rydex VT All-Cap Opportunity
Rydex VT Alternative Strategies Allocation             Rydex VT Alternative Strategies Allocation
Rydex VT International Opportunity (1)                 Rydex VT International Opportunity
Rydex VT Managed Futures Strategy                      Rydex VT Managed Futures Strategy
Rydex VT Multi-Cap Core Equity                         Rydex VT Multi-Cap Core Equity
Rydex VT Multi-Hedge Strategies (1)                    Rydex VT Multi-Hedge Strategies
SBL All Cap Value (1)                                  SBL Series O (SBL All Cap Value)
SBL Alpha Opportunity (5)                              SBL Series Z (SBL Alpha Opportunity)
SBL Enhanced Index                                     SBL Series H (SBL Enhanced Index)
SBL Equity                                             SBL Series A (SBL Equity)
SBL Global                                             SBL Series D (SBL Global)
SBL High Yield                                         SBL Series P (SBL High Yield)
SBL Large Cap Value                                    SBL Series B (SBL Large Cap Value)
SBL Managed Asset Allocation                           SBL Series N (SBL Managed Asset Allocation)
SBL Mid Cap Growth                                     SBL Series J (SBL Mid Cap Growth)
SBL Mid Cap Value                                      SBL Series V (SBL Mid Cap Value)
SBL Money Market                                       SBL Series C (SBL Money Market)
SBL Select 25                                          SBL Series Y (SBL Select 25)
SBL Small Cap Growth                                   SBL Series X (SBL Small Cap Growth)
SBL Small Cap Value                                    SBL Series Q (SBL Small Cap Value)
SBL U.S. Intermediate Bond                             SBL Series E (SBL U.S. Intermediate Bond)
Van Kampen LIT Comstock                                Van Kampen LIT Comstock Portfolio - Class II
Van Kampen LIT Government                              Van Kampen LIT Government - Class II

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                     SUBACCOUNT                                    MUTUAL FUND
------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity     Van Kampen UIF Emerging Markets - Equity
Class II Van Kampen UIF Equity and Income  Van Kampen UIF Equity and Income Portfolio - Class II

(1) Prior to May 1, 2009, these subaccounts were Janus Aspen Mid Cap Growth, Janus Aspen Large Cap Growth, Mutual Discovery Securities, Rydex VT Sector Rotation, Rydex VT International Rotation, and Rydex VT Absolute Return Strategies, respectively.

(2) This subaccount was available for investment in 2009 and 2008; however there was no activity.

(3) Prior to July 1, 2009, these subacounts were Rydex VT Essential Portfolio Aggressive, Rydex VT Essential Portfolio Conservative, and Rydex VT Essential Portfolio Moderate, respectively.

(4) Prior to November 2, 2009, these subaccounts were Legg Mason Partners Variable Aggressive Growth, Legg Mason Partners Global High Yield Bond and Legg Mason Partners Variable Small Cap Growth, respectively.

(5)   No Longer available for investment.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

During 2009, pursuant to the plan of reorganization approved by the Rydex VT Hedged Equity shareholders, the Rydex VT Multi-Hedge Strategies acquired all of the net assets of the Rydex VT Hedged Equity, which totaled $6,131 on the closing date of the reorganization, May 29, 2009. A total of 344 shares were exchanged from the Rydex VT Hedged Equity. In exchange for the assets of the Rydex VT Hedged Equity, 308 shares of Rydex VT Multi-Hedge Strategies were issued to shareholders of record immediately after the closing date.

During 2009, pursuant to the plan of reorganization approved by the PIMCO VIT Small Cap StocksPLUS TR shareholders, the SBL Money Market (Series C) acquired all of the net assets of the PIMCO VIT Small Cap StocksPLUS TR, which totaled $1,386 on the closing date of the reorganization, November 20, 2009. A total of 180 shares were exchanged from the PIMCO VIT Small Cap StocksPLUS TR. In exchange for the assets of the PIMCO VIT Small Cap StocksPLUS TR, 93 shares of SBL Money Market (Series C) were issued to shareholders of record immediately after the closing date.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

AIM Funds Management Inc. has engaged various subadvisors to provide services for AIM V.I. Basic Value Fund, AIM V.I. Capital Development Fund, AIM V.I. Global Health Care Fund, AIM V.I. Global Real Estate Fund, AIM V.I. International Growth Fund, and AIM V.I. Mid Cap Core Equity Fund. American Century Investment Management, Inc. serves as investment advisor for American Century VP Mid Cap Value Fund, American Century VP Ultra Fund, and American Century VP Value Fund. HS Dent Investment Management, LLC serves as investment advisor for Dent Strategic Portfolio. The Dreyfus Corporation serves as investment advisor for Dreyfus IP Technology Growth Portfolio and Dreyfus VIF International Value Portfolio. Franklin Advisers, Inc. serves as investment advisor for Franklin Income Securities Fund and Franklin Templeton VIP Founding Funds Allocation. Franklin Advisory Services, LLC serves as investment advisor for Franklin Small Cap Value Securities Fund. Janus Capital Management LLC serves as investment advisor for Janus Aspen Enterprise, Janus Aspen INTECH Risk-Managed Core Fund, and Janus Aspen Janus Portfolio. Legg Mason Partners Fund Advisor, LLC has engaged ClearBridge Advisors, LLC to provide subadvisory services to Legg Mason ClearBridge Variable Aggressive Growth Portfolio and Legg Mason ClearBridge Variable Small Cap Growth Portfolio. Legg Mason Partners Fund Advisor, LLC has engaged Western Asset Management Company to provide subadvisory services to Legg Mason Western Asset Variable Global High Yield Bond Portfolio. Massachusetts Financial Services Company serves as investment advisor for MFS VIT Research International Series, MFS VIT Total Return Series, and MFS VIT Utilities Series. Franklin Mutual Advisers, LLC has engaged Franklin Templeton Investment Management Limited to provide subadvisory services to Mutual Discovery Securities Fund. Neuberger Berman Management Inc. has engaged Neuberger Berman, LLC to provide subadvisory services to Neuberger Berman AMT Socially Responsive. OppenheimerFunds, Inc. serves as investment advisor for Oppenheimer Core Bond Fund/VA and Oppenheimer Main Street Small Cap Fund/VA. Pacific Investment Management Company LLC serves as investment advisor for PIMCO VIT All Asset Portfolio, PIMCO VIT CommodityRealReturn Strategy Portfolio, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged), PIMCO VIT Low Duration Portfolio, and PIMCO VIT Real Return Portfolio. Royce & Associates, LLC serves as investment advisor for Royce Capital Fund-Micro-Cap. Rydex Investments has engaged CLS Investment Firm, LLC to provide subadvisory services to RVT CLS AdvisorOne Amerigo Fund and RVT CLS AdvisorOne Clermont Fund. Rydex Investments serves as investment advisor for Rydex VT Absolute Return Strategies, Rydex Alternative Strategies Allocation, Rydex VT Essential Portfolio Aggressive, Rydex VT Essential Portfolio Conservative, Rydex VT Essential Portfolio Moderate, Rydex VT Hedged Equity Rydex VT International Rotation, Rydex VT Managed Futures Strategy, Rydex VT Multi-Cap Core Equity, and Rydex VT Sector Rotation Fund. Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual funds are managed by Security Investors, LLC (SI), a limited liability company controlled by its members and Security Benefit Corporation. SI serves as investment advisor for SBL All Cap Value, SBL Equity, SBL Large Cap

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Value,SBL Money Market, SBL Mid Cap Growth, SBL High Yield, SBL Mid Cap Value, SBL Small Cap Growth, SBL Select 25 and SBL US Intermediate Bond. SI has engaged Security Global Investors, LLC (SGI) to provide subadvisory services to SBL Global; Northern Trust Investments, N.A. to provide subadvisory services to SBL Enhanced Index; T. Rowe Price Associates, Inc. to provide subadvisory services to SBL Managed Asset Allocation; Wells Capital Management, Incorporated to provide subadvisory services to SBL Small Cap Value; and both SGI, LLC and Mainstream Investment Advisers, LLC to provide subadvisory services to SBL Alpha Opportunity. Van Kampen Asset Management serves as investment advisor for Van Kampen LIT Comstock Portfolio and Van Kampen LIT Government Portfolio. Morgan Stanley Investment Management Inc. serves as investment advisor for Van Kampen UIF Equity and Income Portfolio and Van Kampen UIF Emerging Markets Equity.

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2009 were as follows:

                                                       COST OF         PROCEEDS
SUBACCOUNT                                            PURCHASES       FROM SALES
--------------------------------------------------------------------------------

AIM V.I. Basic Value                              $      72,440    $      50,424
AIM V.I. Capital Development                             25,586          163,318
AIM V.I. Global Health Care                               9,417            9,605
AIM V.I. Global Real Estate                              49,513          202,423
AIM V.I. International Growth                           433,944          197,938
AIM V.I. Mid Cap Core Equity                            263,044          161,976
American Century VP Mid Cap Value                         9,342            2,896
American Century VP Ultra                                34,509           97,759
American Century VP Value                                95,180           75,487
Dent Strategic Portfolio                                 27,301          105,515
Dreyfus IP Technology Growth                             69,515           58,475
Dreyfus VIF International Value                         386,158          167,553
Franklin Income Securities                               98,089           31,724

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                          COST OF      PROCEEDS
SUBACCOUNT                                               PURCHASES    FROM SALES
--------------------------------------------------------------------------------

Franklin Small Cap Value Securities                  $      89,585  $     45,220
Franklin Templeton VIP Founding Funds Allocation            26,907         9,583
Janus Aspen Enterprise                                      42,212        20,442
Janus Aspen Janus Portfolio                                 65,595       148,827
Legg Mason ClearBridge Variable Aggressive Growth          161,645       344,129
Legg Mason Western Asset Variable Global High Yield         88,358        11,534
   Bond
Legg Mason ClearBridge Variable Small Cap Growth                76        29,970
MFS VIT Research International                              54,008       196,997
MFS VIT Total Return                                       978,481        70,120
MFS VIT Utilities                                           88,841        81,829
Mutual Global Discovery Securities                          75,833       151,676
Neuberger Berman AMT Socially Responsive                    69,651        38,632
Oppenheimer Core Bond Fund/VA                              139,641       611,365
Oppenheimer Main Street Small Cap Fund/VA                   47,443        54,683
PIMCO VIT All Asset                                        227,756       143,236
PIMCO VIT CommodityRealReturn Strategy                     171,711       154,570
PIMCO VIT Emerging Markets Bond                             40,467       188,617
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)                788,802       247,176
PIMCO VIT Low Duration                                   1,502,419       658,641
PIMCO VIT Real Return                                    1,845,429       680,749
Royce Micro-Cap                                             70,856       149,706
RVT CLS AdvisorOne Amerigo                                  41,032       394,949
RVT CLS AdvisorOne Clermont                                254,344        67,997
Rydex VT All-Asset Aggressive Strategy                      27,594         4,831
Rydex VT All-Asset Conservative Strategy                     4,124         4,736
Rydex VT All-Asset Moderate Strategy                        23,495       137,788
Rydex VT All-Cap Opportunity                                56,991        60,906
Rydex VT Alternative Strategies Allocation                  54,786        35,440
Rydex VT International Opportunity                           2,512           321
Rydex VT Managed Futures Strategy                           27,820       129,109
Rydex VT Multi-Cap Core Equity                              10,527         7,780
Rydex VT Multi-Hedge Strategies                            969,961        66,343
SBL All Cap Value                                          142,987       385,974
SBL Alpha Opportunity                                            -        55,592

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                       COST OF         PROCEEDS
SUBACCOUNT                                            PURCHASES       FROM SALES
--------------------------------------------------------------------------------

SBL Enhanced Index                                $      567,484  $      438,320
SBL Equity                                                16,727          19,416
SBL Global                                               530,242         399,905
SBL High Yield                                         1,403,996       1,134,418
SBL Large Cap Value                                      377,314         465,872
SBL Managed Asset Allocation                              37,196          36,118
SBL Mid Cap Growth                                       180,880         124,651
SBL Mid Cap Value                                      1,566,579         696,345
SBL Money Market                                       2,572,038       2,161,138
SBL Select 25                                            601,464          43,814
SBL Small Cap Growth                                      44,282          28,727
SBL Small Cap Value                                      449,399         333,632
SBL U.S. Intermediate Bond                               688,821         315,102
Van Kampen LIT Comstock                                    7,941          24,058
Van Kampen LIT Government                                874,586         457,611
Van Kampen UIF Emerging Markets Equity                   111,751          75,241
Van Kampen UIF Equity and Income                         239,968          24,078

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ANNUITY RESERVES

As of December 31, 2009, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

REINVESTMENT OF DIVIDENDS

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECENTLY ADOPTED ACCOUNTING STANDARDS

In June 2009, the FASB issued SFAS No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles, which was subsequently incorporated into ASC 105-10, Generally Accepted Accounting Principles - Overall. This guidance replaced SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles, and established the FASB Accounting Standards CodificationTM as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP. This guidance replaced previous guidance related to the same issue and became effective for interim and annual reporting periods ending after September 15, 2009. The Account adopted the guidance and it did not have a material impact on the financial statements.

In May 2009, the FASB issued new guidance that established general accounting standards and disclosure for events occurring subsequent to the balance sheet date but before the financial statements are issued. This guidance is effective for interim and annual accounting periods ending after June 15, 2009. The Account adopted this guidance for its December 31, 2009 financial statements and has evaluated the impact of subsequent events through the date at which financial statements were issued. The adoption of this guidance did not have a material impact on the financial statements.

FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

      o LEVEL 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

      o LEVEL 2 - Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

      o LEVEL 3 - Unobservable inputs for the asset or liability reflecting internal assumptions.

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund's computed net asset values (NAV). The

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

fair value of the Account's assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund. As a result, the quoted NAV of the mutual fund is to be considered quoted prices in active markets.

The Account's financial assets are recorded at fair value on the statements of net assets and are categorized as Level 1 as of December 31, 2009 based on the priority of the inputs to the valuation technique above. The Account had no financial liabilities as of December 31, 2009.

2. VARIABLE ANNUITY CONTRACT CHARGES

FSBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value. Additionally, FSBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force. Mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate ranging from 0.60% to 0.85% of the average daily net asset. Additionally, FSBL deducts an amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 1.7% of the contract value.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

3. SUMMARY OF UNIT TRANSACTIONS

The changes in units outstanding for the years ended December 31, 2009 and 2008, except for those subaccounts operating for a portion of the year as disclosed in -the financial statements, were as follows:

                                                  2009                                           2008
                            -----------------------------------------    --------------------------------------------
                                                               NET                                            NET
                               UNITS         UNITS          INCREASE          UNITS          UNITS          INCREASE
SUBACCOUNT                    ISSUED       REDEEMED        (DECREASE)         ISSUED       REDEEMED        (DECREASE)
---------------------------------------------------------------------    --------------------------------------------
AIM V.I. BASIC VALUE            9,792         (5,851)           3,941           6,544         (4,548)           1,996
AIM V.I. CAPITAL DEVELOPMENT    5,365        (28,065)         (22,700)         46,835        (18,567)          28,268
AIM V.I. GLOBAL HEALTH CARE     1,272           (944)             328           9,821        (13,360)          (3,539)
AIM V.I. GLOBAL REAL ESTATE     7,019        (17,634)         (10,615)         39,423        (16,837)          22,586
AIM V.I. INTERNATIONAL
   GROWTH                      44,750        (24,700)          20,050         106,729        (68,611)          38,118
AIM V.I. MID CAP CORE EQUITY   24,691        (12,949)          11,742          10,559         (6,013)           4,546
AMERICAN CENTURY VP MID CAP
   VALUE                        1,586           (410)           1,176           1,196         (1,391)            (195)
AMERICAN CENTURY VP ULTRA       5,697        (11,069)          (5,372)         13,993         (4,091)           9,902
AMERICAN CENTURY VP VALUE       9,428         (7,829)           1,599          26,316        (16,659)           9,657
DENT STRATEGIC PORTFOLIO        4,792        (13,702)          (8,910)         33,257         (2,190)          31,067
DREYFUS IP TECHNOLOGY GROWTH    8,683         (6,708)           1,975           3,555         (5,535)          (1,980)
DREYFUS VIF INTERNATIONAL
   VALUE                       38,829        (20,323)          18,506          83,724        (44,148)          39,576
FRANKLIN INCOME SECURITIES     11,496         (5,152)           6,344         145,705       (165,675)         (19,970)
FRANKLIN SMALL CAP VALUE
   SECURITIES                  15,900         (7,474)           8,426          82,712        (76,859)           5,853
FRANKLIN TEMPLETON VIP
   FOUNDING FUNDS ALLOCATION    4,002         (1,237)           2,765           5,323         (3,847)           1,476
JANUS ASPEN ENTERPRISE          7,086         (3,128)           3,958         191,340       (259,407)         (68,067)
JANUS ASPEN JANUS PORTFOLIO    13,332        (26,143)         (12,811)        332,113       (280,043)          52,070
LEGG MASON CLEARBRIDGE
   VARIABLE AGGRESSIVE
   GROWTH                      36,164        (57,353)         (21,189)         88,200         (9,086)          79,114
LEGG MASON WESTERN ASSET
   VARIABLE GLOBAL HIGH
   YIELD BOND                  11,592         (1,807)           9,785         123,536       (121,280)           2,256
LEGG MASON CLEARBRIDGE
   VARIABLE SMALL CAP GROWTH      898         (5,424)          (4,526)         45,935        (34,158)          11,777
MFS VIT RESEARCH
   INTERNATIONAL               12,447        (34,209)         (21,762)         43,025        (12,384)          30,641
MFS VIT TOTAL RETURN          135,408        (18,374)         117,034         121,617        (33,378)          88,239
MFS VIT UTILITIES               8,233         (8,380)            (147)         67,793        (43,989)          23,804
MUTUAL GLOBAL DISCOVERY
   SECURITIES                  10,969        (21,691)         (10,722)        173,076       (175,418)          (2,342)
NEUBERGER BERMAN AMT
   SOCIALLY RESPONSIVE          6,726         (3,231)           3,495          22,144         (7,993)          14,151
OPPENHEIMER CORE BOND
   FUND/VA                     28,841       (117,735)         (88,894)        319,777       (199,887)         119,890

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

3. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)

                                                2009                                           2008
                            -----------------------------------------    --------------------------------------------
                                                               NET                                            NET
                               UNITS         UNITS          INCREASE          UNITS          UNITS          INCREASE
SUBACCOUNT                    ISSUED       REDEEMED        (DECREASE)         ISSUED       REDEEMED        (DECREASE)
---------------------------------------------------------------------    --------------------------------------------
OPPENHEIMER MAIN STREET
   SMALL CAP FUND/VA            4,724         (4,375)             349           3,300         (4,774)          (1,474)
PIMCO VIT ALL ASSET            22,619        (14,698)           7,921          37,639         (6,633)          31,006
PIMCO VIT
   COMMODITYREALRETURN
   STRATEGY                    21,503        (21,814)            (311)         43,582        (28,686)          14,896
PIMCO VIT EMERGING MARKETS
   BOND                         4,484        (22,462)         (17,978)         26,123         (9,887)          16,236
PIMCO VIT FOREIGN BOND (U.S.
   DOLLAR-HEDGED)              79,146        (34,413)          44,733         116,386       (111,994)           4,392
PIMCO VIT LOW DURATION        148,340        (67,734)          80,606          51,226        (12,975)          38,251
PIMCO VIT REAL RETURN         184,139        (80,173)         103,966         249,165       (223,802)          25,363
ROYCE MICRO-CAP                14,636        (23,438)          (8,802)         79,484        (20,976)          58,508
RVT CLS ADVISORONE AMERIGO     30,568        (73,879)         (43,311)        216,853        (64,926)         151,927
RVT CLS ADVISORONE CLERMONT    37,227        (13,548)          23,679          47,942        (16,613)          31,329
RYDEX VT ALL-ASSET
   AGGRESSIVE STRATEGY          4,267           (564)           3,703           7,647        (25,299)         (17,652)
RYDEX VT ALL-ASSET
   CONSERVATIVE STRATEGY        1,319           (373)             946          27,457        (11,491)          15,966
RYDEX VT ALL-ASSET MODERATE
   STRATEGY                     4,830        (18,876)         (14,046)         52,936        (43,260)           9,676
RYDEX VT ALL-CAP OPPORTUNITY    6,401         (5,880)             521          16,444        (17,210)            (766)
RYDEX VT ALTERNATIVE
   STRATEGIES ALLOCATION        7,223         (4,719)           2,504           2,593            (59)           2,534
RYDEX VT INTERNATIONAL
   OPPORTUNITY                    397            (39)             358           8,004         (8,004)               -
RYDEX VT MANAGED FUTURES
   STRATEGY                     3,572        (14,561)         (10,989)         13,786           (149)          13,637
RYDEX VT MULTI-CAP CORE
   EQUITY                       2,062         (1,815)             247           3,797           (136)           3,661
RYDEX VT MULTI-HEDGE
   STRATEGIES                 138,480         (9,874)         128,606           2,922           (289)           2,633
SBL ALL CAP VALUE              22,435        (46,959)         (24,524)        268,334       (219,745)          48,589
SBL ALPHA OPPORTUNITY           1,213         (5,431)          (4,218)         33,393        (15,627)          17,766
SBL ENHANCED INDEX            130,840        (96,054)          34,786          94,629        (97,071)          (2,442)
SBL EQUITY                      3,998         (4,327)            (329)          6,032         (5,333)             699
SBL GLOBAL                     93,677        (59,449)          34,228          89,692        (90,164)            (472)
SBL HIGH YIELD                 83,056        (58,568)          24,488         100,124        (71,433)          28,691

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

3. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)

                                                2009                                           2008
                            -----------------------------------------    --------------------------------------------
                                                               NET                                            NET
                              UNITS         UNITS           INCREASE          UNITS         UNITS           INCREASE
SUBACCOUNT                    ISSUED       REDEEMED        (DECREASE)         ISSUED       REDEEMED        (DECREASE)
---------------------------------------------------------------------    --------------------------------------------
SBL LARGE CAP VALUE            63,554        (71,454)          (7,900)        217,565       (242,051)         (24,486)
SBL MANAGED ASSET ALLOCATION    6,680         (4,362)           2,318          48,497        (18,701)          29,796
SBL MID CAP GROWTH             31,448        (23,894)           7,554          23,647        (27,979)          (4,332)
SBL MID CAP VALUE             108,752        (47,524)          61,228          32,195        (18,035)          14,160
SBL MONEY MARKET              363,029       (293,009)          70,020         860,080       (721,812)         138,268
SBL SELECT 25                 135,778        (11,611)         124,167          22,671        (26,849)          (4,178)
SBL SMALL CAP GROWTH           12,112         (7,519)           4,593          13,340        (10,562)           2,778
SBL SMALL CAP VALUE            29,787        (18,629)          11,158          19,342        (10,603)           8,739
SBL U.S. INTERMEDIATE BOND     76,294        (34,309)          41,985          41,192        (39,225)           1,967
VAN KAMPEN LIT COMSTOCK         1,739         (3,863)          (2,124)          9,847         (6,577)           3,270
VAN KAMPEN LIT GOVERNMENT      93,363        (55,551)          37,812         408,311       (445,651)         (37,340)
VAN KAMPEN UIF EMERGING
   MARKETS EQUITY              17,235        (10,633)           6,602          48,649        (36,614)          12,035
VAN KAMPEN UIF EQUITY AND
   INCOME                      32,635         (4,607)          28,028          17,422         (5,164)          12,258

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the five years in the period ended December 31, 2009, except for portions of such periods as disclosed in the financial statements, follows:


SUBACCOUNT                                      2009              2008             2007           2006          2005
---------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE (6)
Units                                         36,009            32,068           30,072          2,551           471
Unit value                         $            9.70  $           6.82  $         14.71  $       15.07  $      13.85
Net assets                         $         349,190  $        218,533  $       442,283  $      38,440  $      6,524
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%         0.75%
Investment income ratio**                       1.25%             0.55%            0.76%          0.20%           - %
Total return***                                42.23%          (53.64)%          (2.39)%          8.79%         3.05%

AIM V.I. CAPITAL DEVELOPMENT (5)
Units                                         30,352            53,052           24,784         13,235             -
Unit value                         $            7.82  $           5.72  $         11.23  $       10.55  $          -
Net assets                         $         237,492  $        303,498  $       278,434  $     139,618  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%            -%
Investment income ratio**                          -%                -%               -%             -%            -%
Total return***                                36.71%          (49.07)%            6.46%          5.49%            -%

AIM V.I. GLOBAL HEALTH CARE
Units                                          5,664             5,336            8,875            377             -
Unit value****                     $           11.60  $           9.43  $         13.72  $       12.74  $      12.56
Net assets                         $          65,660  $         50,315  $       121,728  $       4,807  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%         0.75%
Investment income ratio**                       0.36%                -%               -%             -%            -%
Total return***                                23.01%          (31.27)%            7.72%          1.37%            -%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2009              2008             2007           2006          2005
---------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL REAL ESTATE (6)
Units                                         34,159            44,774           22,188          5,527           130
Unit value                         $           15.65  $          12.35  $         23.17  $       25.47  $      18.54
Net assets                         $         534,600  $        553,098  $       513,997  $     140,737  $      2,401
Ratio of expenses to net assets*         0.75%-1.00%        0.75%-1.00%      0.75%-1.00%          0.75%         0.75%
Investment income ratio**                         -%              8.62%           11.57%          1.41%         2.05%
Total return***                               26.72%           (46.70)%          (9.03)%         37.37%        19.22%

AIM V.I. INTERNATIONAL GROWTH (6)
Units                                         86,603            66,553           28,435          9,357           983
Unit value                         $           13.30  $          10.23  $         17.87  $       16.21  $      13.16
Net assets                         $       1,151,450  $        680,850  $       508,044  $     151,687  $     12,940
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%         0.75%
Investment income ratio**                       1.40%             0.75%            0.49%          0.76%         1.10%
Total return***                                30.01%          (42.75)%           10.22%         23.20%        14.83%

AIM V.I. MID CAP CORE EQUITY (6)
Units                                         24,598            12,856            8,310          2,085         1,348
Unit value                         $           13.40  $          10.71  $         15.59  $       14.82  $      13.86
Net assets                         $         329,556  $        137,719  $       129,580  $      30,888  $     18,681
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%         0.75%
Investment income ratio**                       1.73%             1.79%            0.07%          0.86%         0.57%
Total return***                                25.12%          (31.30)%            5.25%          6.90%         5.15%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2009              2008             2007           2006          2005
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE
   (3)
Units                                          4,325             3,149            3,344              -             -
Unit value                         $            7.97  $           6.37  $          8.76  $           -  $          -
Net assets                         $          34,453  $         20,061  $        29,297  $           -  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%             -%            -%
Investment income ratio**                       3.26%             0.07%            1.07%             -%            -%
Total return***                                25.12%          (27.28)%         (12.38)%             -%            -%

AMERICAN CENTURY VP ULTRA (6)
Units                                         26,092            31,464           21,562         18,946        14,567
Unit value                         $            9.55  $           7.37  $         13.11  $       11.27  $      12.11
Net assets                         $         249,084  $        231,850  $       282,654  $     213,422  $    176,406
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%         0.75%
Investment income ratio**                       0.19%                -%               -%             -%            -%
Total return***                                29.58%          (43.78)%           16.37%        (6.94)%         1.14%

AMERICAN CENTURY VP VALUE (6)
Units                                         57,872            56,273           46,615          17,046            -
Unit value****                     $           11.54  $          10.01  $         14.19  $       15.56  $      13.64
Net assets                         $         667,581  $        562,933  $       661,375  $     265,273  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%         0.75%
Investment income ratio**                       5.07%             2.29%            1.07%          0.34%           - %
Total return***                                15.28%          (29.46)%          (8.81)%         14.11%         2.37%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2009              2008             2007           2006          2005
---------------------------------------------------------------------------------------------------------------------
DENT STRATEGIC PORTFOLIO
Units                                         22,157            31,067                -              -             -
Unit value                         $            8.97  $           7.90  $             -  $           -  $          -
Net assets                         $         198,863  $        245,430  $             -  $           -  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%               -%             -%            -%
Investment income ratio**                       0.11%                -%               -%             -%            -%
Total return***                                13.54%          (21.00)%               -%             -%            -%

DREYFUS IP TECHNOLOGY GROWTH
Units                                          7,957             5,982            7,962            262             -
Unit value****                     $            9.57  $           6.33  $         11.18  $       10.14  $      10.12
Net assets                         $          76,143  $         37,825  $        88,984  $       2,654  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%         0.75%
Investment income ratio**                       0.16%                -%               -%             -%            -%
Total return***                                51.18%          (43.38)%           10.20%          0.22%            -%

DREYFUS VIF INTERNATIONAL VALUE
Units                                         87,866            69,360           29,784         28,047             -
Unit value****                     $           10.82  $           8.60  $         14.28  $       14.27  $      12.10
Net assets                         $         951,021  $        596,453  $       425,204  $     400,194  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%         0.75%
Investment income ratio**                       2.86%             2.50%            2.02%             -%            -%
Total return***                                25.81%          (39.78)%            0.08%         17.90%            -%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2009              2008             2007           2006          2005
---------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES (3)
Units                                         70,459            64,115           84,085              -             -
Unit value                         $            8.45  $           6.47  $          9.55  $           -  $          -
Net assets                         $         595,868  $        415,114  $       802,862  $           -  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%             -%            -%
Investment income ratio**                       7.98%             4.83%               -%             -%            -%
Total return***                                30.60%          (32.25)%          (4.54)%             -%            -%

FRANKLIN SMALL CAP VALUE
   SECURITIES
Units                                         22,995            14,569            8,716              -             -
Unit value                         $            7.06  $           5.67  $          8.79  $           -  $          -
Net assets                         $         162,422  $         82,676  $        76,637  $           -  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%             -%            -%
Investment income ratio**                       2.16%             4.87%               -%             -%            -%
Total return***                                24.51%          (35.49)%         (12.10)%             -%            -%

FRANKLIN TEMPLETON VIP FOUNDING
   FUNDS ALLOCATION
Units                                          4,241             1,476                -              -             -
Unit value                         $            8.14  $           6.50  $             -  $           -  $          -
Net assets                         $          34,532  $          9,592  $             -  $           -  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%               -%             -%            -%
Investment income ratio**                       3.60%             5.91%               -%             -%            -%
Total return***                                25.23%          (35.00)%               -%             -%            -%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNTT                                     2009              2008             2007           2006          2005
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN ENTERPRISE (3)
Units                                         20,293            16,335           84,402              -             -
Unit value                         $            8.06  $           5.79  $         10.71  $           -  $          -
Net assets                         $         163,398  $         94,523  $       903,798  $           -  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%             -%            -%
Investment income ratio**                         - %             0.02%            0.10%             -%            -%
Total return***                                39.21%          (45.94)%            7.05%             -%            -%

JANUS ASPEN JANUS PORTFOLIO (3)
Units                                         44,680            57,491            5,421              -             -
Unit value                         $            7.80  $           5.96  $         10.28  $           -  $          -
Net assets                         $         347,991  $        341,928  $        55,734  $           -  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%             -%            -%
Investment income ratio**                       0.34%             1.33%            0.52%             -%            -%
Total return***                                30.87%          (42.02)%            2.81%             -%            -%

LEGG MASON CLEARBRIDGE VARIABLE
   AGGRESSIVE GROWTH (5)
Units                                        115,391           136,580           57,467         37,808             -
Unit value                         $            7.43  $           5.75  $         10.04  $       10.39  $          -
Net assets                         $         856,943  $        784,756  $       576,705  $     392,689  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%            -%
Investment income ratio**                          -%                -%               -%             -%            -%
Total return***                                29.22%          (42.73)%            0.38%          3.86%            -%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2009              2008              2007          2006           2005
---------------------------------------------------------------------------------------------------------------------
LEGG MASON WESTERN ASSET VARIABLE
   GLOBAL HIGH YIELD BOND (3)
Units                                         12,620             2,835              579              -             -
Unit value                         $            9.31  $           6.24  $          9.38  $           -  $          -
Net assets                         $         117,489  $         17,710  $         5,430  $           -  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%             -%            -%
Investment income ratio**                      14.36%            22.95%           14.07%             -%            -%
Total return***                                49.20%          (33.48)%          (6.23)%             -%            -%

LEGG MASON CLEARBRIDGE VARIABLE
   SMALL CAP GROWTH (5)
Units                                          8,853            13,379            1,601              -             -
Unit value                         $            8.28  $           6.02  $         10.54  $           -  $          -
Net assets                         $          73,270  $         80,532  $        16,885  $           -  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%             -%            -%
Investment income ratio**                         - %                -%               -%             -%            -%
Total return***                                37.54%          (42.88)%            5.41%             -%            -%

MFS VIT RESEARCH INTERNATIONAL
   (5)
Units                                         42,350            64,112           33,471          6,214             -
Unit value                         $            8.55  $           6.80  $         12.28  $       11.34  $          -
Net assets                         $         361,992  $        435,931  $       411,083  $      70,499  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%            -%
Investment income ratio**                       1.30%             0.43%               -%          1.05%            -%
Total return***                                25.74%          (44.63)%            8.28%         13.43%            -%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2009              2008             2007           2006          2005
---------------------------------------------------------------------------------------------------------------------
MFS VIT TOTAL RETURN (5)
Units                                        279,118           162,084           73,845        107,817             -
Unit value                         $            9.04  $           7.97  $         10.65  $       10.64  $          -
Net assets                         $       2,522,123  $      1,291,708  $       786,459  $   1,147,225  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%            -%
Investment income ratio**                       2.64%             2.40%            3.61%          0.31%            -%
Total return***                                13.43%          (25.16)%            0.09%          6.40%            -%

MFS VIT UTILITIES (5)
Units                                         76,113            76,260           52,456          6,589             -
Unit value                         $           11.61  $           9.07  $         15.15  $       12.33  $          -
Net assets                         $         884,145  $        692,075  $       794,607  $      81,253  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%            -%
Investment income ratio**                       4.50%             1.41%            0.41%          0.58%            -%
Total return***                                28.00%          (40.13)%           22.84%         23.30%            -%

MUTUAL GLOBAL DISCOVERY
   SECURITIES (3)
Units                                         72,035            82,757           85,099              -             -
Unit value                         $            8.18  $           6.89  $         10.00  $           -  $          -
Net assets                         $         589,747  $        570,341  $       851,053  $           -  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%             -%            -%
Investment income ratio**                       1.10%             1.33%            0.05%             -%            -%
Total return***                                18.72%          (31.10)%          (0.04)%             -%            -%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2009              2008             2007           2006          2005
---------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT SOCIALLY
   RESPONSIVE (4)
Units                                         37,466            33,971           19,820             95             -
Unit value                         $           12.42  $           9.82  $         16.83  $       16.28  $          -
Net assets                         $         465,378  $        333,657  $       333,587  $       1,545  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%            -%
Investment income ratio**                       1.89%             2.34%            0.03%             -%            -%
Total return***                                26.48%          (41.65)%            3.40%         62.78%            -%

OPPENHEIMER CORE BOND FUND/VA (3)
Units                                         69,732           158,626           38,736              -             -
Unit value                         $            6.15  $           5.86  $          9.98  $           -  $          -
Net assets                         $         428,386  $        928,707  $       386,519  $           -  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%             -%            -%
Investment income ratio**                         - %             3.32%              - %             -%            -%
Total return***                                 4.95%          (41.28)%          (0.21)%             -%            -%

OPPENHEIMER MAIN STREET SMALL CAP
   FUND/VA (6)
Units                                         19,740            19,391           20,865          7,371         2,969
Unit value                         $           13.61  $          10.32  $         17.28  $       18.20  $      16.48
Net assets                         $         268,629  $        200,170  $       360,614  $     134,136  $     48,922
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%         0.75%
Investment income ratio**                       0.60%             0.29%            0.10%          0.01%            -%
Total return***                                31.88%          (40.28)%          (5.04)%         10.45%         8.85%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2009              2008             2007           2006          2005
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET
Units                                         41,997            34,076            3,070            330             -
Unit value****                     $           11.85  $          10.12  $         12.49  $       11.97  $      11.87
Net assets                         $         497,567  $        344,796  $        38,332  $       3,954  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%         0.75%
Investment income ratio**                       7.79%             8.54%           11.39%          4.94%            -%
Total return***                                17.09%          (18.98)%            4.33%          0.81%            -%

PIMCO VIT COMMODITYREALRETURN
   STRATEGY (5)
Units                                         25,952            26,263           11,367          3,812             -
Unit value                         $            8.92  $           6.54  $         12.09  $       10.18  $          -
Net assets                         $         231,593  $        171,900  $       137,441  $      38,829  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%            -%
Investment income ratio**                       5.99%             8.02%            4.96%          5.65%            -%
Total return***                                36.39%          (45.91)%           18.71%          1.85%            -%

PIMCO VIT EMERGING MARKETS BOND
   (3)
Units                                          2,411            20,389            4,153              -             -
Unit value                         $           10.32  $           8.21  $          9.99  $           -  $          -
Net assets                         $          24,948  $        167,488  $        41,485  $           -  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%             -%            -%
Investment income ratio**                       3.03%             3.72%            0.69%             -%            -%
Total return***                                25.70%          (17.82)%          (0.08)%             -%            -%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2009              2008              2007          2006           2005
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND (U.S.
   DOLLAR-HEDGED) (5)
Units                                        114,324            69,591           65,199         47,964             -
Unit value                         $           10.41  $           9.35  $          9.94  $        9.96  $          -
Net assets                         $       1,189,988  $        650,660  $       648,493  $     477,760  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%            -%
Investment income ratio**                       3.42%             3.33%            3.22%          1.38%            -%
Total return***                                11.34%           (5.94)%          (0.20)%        (0.37)%            -%

PIMCO VIT LOW DURATION (6)
Units                                        133,536            52,930           14,680         20,870         1,138
Unit value                         $           10.17  $           9.32  $          9.72  $        9.40  $       9.38
Net assets                         $       1,358,042  $        493,169  $       142,626  $     195,934  $     10,679
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%         0.75%
Investment income ratio**                       3.58%             4.20%            5.60%          5.73%         3.73%
Total return***                                 9.12%           (4.12)%            3.40%          0.16%       (2.28)%

PIMCO VIT REAL RETURN (6)
Units                                        283,822           179,856          154,493         57,766        17,518
Unit value                         $           11.32  $           9.93  $         11.09  $       10.41  $      10.72
Net assets                         $       3,212,807  $      1,786,051  $     1,713,619  $     600,989  $    187,892
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%         0.75%
Investment income ratio**                       3.76%             4.06%            4.37%          6.80%         2.74%
Total return***                                14.00%          (10.46)%            6.56%        (2.98)%       (0.97)%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2009              2008             2007           2006          2005
---------------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP (5)
Units                                         80,707            89,509           31,001         11,950             -
Unit value                         $            8.95  $           5.88  $         10.75  $       10.74  $          -
Net assets                         $         721,789  $        525,924  $       333,295  $     128,314  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%            -%
Investment income ratio**                          -%             4.79%            1.90%          0.17%            -%
Total return***                                52.21%          (45.30)%            0.13%          7.39%            -%

RVT CLS ADVISORONE AMERIGO (5)
Units                                        313,161           356,472          204,544         72,828             -
Unit value                         $            8.47  $           6.31  $         11.51  $       10.51  $          -
Net assets                         $       2,654,397  $      2,250,212  $     2,355,496  $     765,131  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%            -%
Investment income ratio**                       0.56%             0.46%            0.44%          0.18%            -%
Total return***                                34.23%          (45.18)%            9.56%          5.07%            -%

RVT CLS ADVISORONE CLERMONT (5)
Units                                        105,797            82,118           50,789         33,998             -
Unit value                         $            8.35  $           7.08  $         10.50  $       10.27  $          -
Net assets                         $         883,781  $        581,025  $       533,514  $     349,152  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%            -%
Investment income ratio**                       2.42%             1.25%            2.33%          4.03%            -%
Total return***                                17.94%          (32.57)%            2.30%          2.68%            -%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2009              2008             2007           2006          2005
---------------------------------------------------------------------------------------------------------------------
RYDEX VT ALL-ASSET AGGRESSIVE
   STRATEGY (3)
Units                                         17,215            13,512           31,164              -             -
Unit value                         $            8.10  $           7.10  $          9.84  $           -  $          -
Net assets                         $         139,377  $         95,935  $       306,616  $            - $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%             -%            -%
Investment income ratio**                          -%             0.62%            5.87%             -%            -%
Total return***                                14.08%          (27.85)%          (1.63)%             -%            -%

RYDEX VT ALL-ASSET CONSERVATIVE
   STRATEGY (3)
Units                                         27,841            26,895           10,928              -             -
Unit value                         $            8.64  $           8.53  $          9.94  $           -  $          -
Net assets                         $         240,519  $        229,602  $       108,613  $           -  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%             -%            -%
Investment income ratio**                          -%             5.40%            0.88%             -%            -%
Total return***                                 1.29%          (14.19)%          (0.63)%             -%            -%

RYDEX VT ALL-ASSET MODERATE
   STRATEGY (3)
Units                                         46,842            60,888           51,212              -             -
Unit value                         $            8.42  $           7.82  $          9.85  $           -  $          -
Net assets                         $         394,370  $        476,109  $       504,319  $           -  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%             -%            -%
Investment income ratio**                          -%             2.00%            3.76%             -%            -%
Total return***                                 7.67%          (20.61)%          (1.52)%             -%            -%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2009              2008             2007           2006          2005
---------------------------------------------------------------------------------------------------------------------
RYDEX VT ALL-CAP OPPORTUNITY (6)

Units                                         27,214            26,693           27,460          9,645           833
Unit value                         $           12.69  $          10.35  $         18.13  $       15.34  $      14.30
Net assets                         $         345,424  $        276,359  $       497,967  $     147,958  $     11,915
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%         0.75%
Investment income ratio**                       0.09%                -%               -%             -%            -%
Total return***                                22.61%          (42.91)%           18.20%          7.30%        13.75%

RYDEX VT ALTERNATIVE STRATEGIES
   ALLOCATION

Units                                          5,038             2,534                -              -             -
Unit value                         $            7.72  $           7.94  $             -  $           -  $          -
Net assets                         $          38,923  $         20,127  $             -  $           -  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%               -%             -%            -%
Investment income ratio**                          -%             4.30%               -%             -%            -%
Total return***                               (2.77)%          (20.60)%               -%             -%            -%

RYDEX VT INTERNATIONAL OPPORTUNITY
(2)
Units                                            358                 -                -              -             -
Unit value****                     $            7.88  $           6.30  $             -  $           -  $          -
Net assets                         $           2,826  $              -  $             -  $           -  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%               -%             -%            -%
Investment income ratio**                       0.78%                -%               -%             -%            -%
Total return***                                25.08%          (37.00)%               -%             -%            -%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2009              2008             2007          2006           2005
---------------------------------------------------------------------------------------------------------------------
RYDEX VT MANAGED FUTURES STRATEGY
   (1)
Units                                          2,648            13,637                -              -             -
Unit value                         $            8.85  $           9.57  $             -  $           -  $          -
Net assets                         $          23,344  $        130,435  $             -  $           -  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%               -%             -%            -%
Investment income ratio**                          -%                -%               -%             -%            -%
Total return***                               (7.52)%           (4.30)%               -%             -%            -%

RYDEX VT MULTI-CAP CORE EQUITY
   (3)
Units                                          6,206             5,959            2,298              -             -
Unit value                         $            6.25  $           5.11  $          8.69  $           -  $          -
Net assets                         $          38,753  $         30,432  $        19,961  $           -  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%             -%            -%
Investment income ratio**                          -%             3.55%            1.29%             -%            -%
Total return***                                22.31%          (41.20)%         (13.15)%             -%            -%

RYDEX VT MULTI-HEDGE STRATEGIES
Units                                        131,239             2,633                -              -             -
Unit value                         $            7.10  $           7.63  $          9.74  $           -  $          -
Net assets                         $         932,448  $         20,082  $             -  $           -  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%             -%            -%
Investment income ratio**                       2.14%             1.13%               -%             -%            -%
Total return***                               (6.95)%          (21.66)%          (2.60)%             -%            -%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2009              2008             2007           2006          2005
---------------------------------------------------------------------------------------------------------------------
SBL ALL CAP VALUE (6)
Units                                         98,458           122,982           74,392         35,472        26,024
Unit value                         $           10.37  $           8.09  $         13.65  $       13.78  $      12.04
Net assets                         $       1,020,273  $        994,907  $     1,015,043  $     488,851  $    313,320
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%         0.75%
Investment income ratio**                          -%                -%               -%             -%            -%
Total return***                                28.18%          (40.73)%          (0.99)%         14.46%         1.53%

SBL ALPHA OPPORTUNITY (6)
Units                                         37,190            41,408           23,641          6,984         3,310
Unit value                         $           12.63  $          10.09  $         16.00  $       14.06  $      12.90
Net assets                         $         469,530  $        417,808  $       378,390  $      98,205  $     42,697
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%         0.75%
Investment income ratio**                          -%                -%               -%             -%            -%
Total return***                                25.17%          (36.94)%           13.83%          8.97%         4.81%

SBL ENHANCED INDEX (6)
Units                                        114,708            79,922           82,364         90,051        43,357
Unit value                         $            5.67  $           4.65  $          7.73  $        7.95  $       7.14
Net assets                         $         650,060  $        371,495  $       636,547  $     715,766  $    309,578
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%         0.75%
Investment income ratio**                          -%                -%               -%             -%            -%
Total return***                                21.94%          (39.84)%          (2.74)%         11.31%         3.33%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2009              2008             2007           2006          2005
---------------------------------------------------------------------------------------------------------------------
SBL EQUITY
Units                                         10,047            10,376            9,677            869             -
Unit value****                     $            4.94  $           3.95  $          6.55  $        7.15  $       6.58
Net assets                         $          49,635  $         40,994  $        63,389  $       6,222  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%         0.75%
Investment income ratio**                         - %                -%               -%             -%            -%
Total return***                                25.06%          (39.69)%          (8.40)%          8.74%            -%

SBL GLOBAL (6)
Units                                        237,636           203,408          203,880         98,194        14,218
Unit value                         $            8.19  $           7.10  $         11.97  $       11.41  $      10.10
Net assets                         $       1,946,472  $      1,444,837  $     2,439,745  $   1,120,814  $    143,618
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%         0.75%
Investment income ratio**                          -%                -%               -%             -%            -%
Total return***                                15.35%          (40.69)%            4.85%         13.04%        14.09%

SBL HIGH YIELD (6)
Units                                        115,442            90,954           62,264         31,608         2,395
Unit value                         $           26.50  $          15.93  $         23.61  $       24.02  $      22.43
Net assets                         $       3,059,679  $      1,448,742  $     1,470,332  $     759,303  $     53,734
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%         0.75%
Investment income ratio**                          -%                -%               -%             -%            -%
Total return***                                66.35%          (32.53)%          (1.69)%          7.09%         0.23%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2009              2008             2007           2006          2005
---------------------------------------------------------------------------------------------------------------------
SBL LARGE CAP VALUE (6)
Units                                        122,120           130,020          154,507         10,643            75
Unit value                         $            8.18  $           6.72  $         11.10  $       10.89  $       9.27
Net assets                         $         999,380  $        873,644  $     1,715,025  $     115,950  $        691
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%         0.75%
Investment income ratio**                         - %                -%               -%             -%            -%
Total return***                                21.73%          (39.46)%            1.92%         17.51%         7.89%

SBL MANAGED ASSET ALLOCATION (6)
Units                                         74,942            72,624           42,828         17,304         9,105
Unit value                         $            9.10  $           7.52  $         10.72  $       10.50  $       9.73
Net assets                         $         682,028  $        546,207  $       459,381  $     181,729  $     88,536
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%         0.75%
Investment income ratio**                          -%                -%               -%             -%            -%
Total return***                                21.01%          (29.85)%            2.12%          7.97%         1.96%

SBL MID CAP GROWTH (6)
Units                                         89,006            81,452           85,784         69,807        34,459
Unit value                         $            6.57  $           4.74  $          8.19  $        9.50  $       9.40
Net assets                         $         584,610  $        386,049  $       703,195  $     663,501  $    323,828
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%         0.75%
Investment income ratio**                          -%                -%               -%             -%            -%
Total return***                                38.61%          (42.12)%         (13.75)%          1.09%         9.67%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2009              2008             2007           2006          2005
---------------------------------------------------------------------------------------------------------------------
SBL MID CAP VALUE (6)
Units                                        164,217           102,989           88,828         67,025        25,530
Unit value                         $           21.18  $          15.28  $         22.17  $       22.61  $      20.47
Net assets                         $       3,477,359  $      1,573,492  $     1,969,564  $   1,515,112  $    522,485
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%         0.75%
Investment income ratio**                          -%                -%               -%             -%            -%
Total return***                                38.61%          (31.08)%          (1.91)%         10.45%        15.63%

SBL MONEY MARKET
Units                                        682,115           612,095          473,826         72,011             -
Unit value****                     $            8.78  $           9.15  $          9.30  $        9.23  $       9.17
Net assets                         $       5,989,212  $      5,600,941  $     4,408,834  $     664,435  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%         0.75%
Investment income ratio**                          -%                -%               -%             -%            -%
Total return***                               (4.04)%           (1.61)%            0.85%          0.58%            -%

SBL SELECT 25 (6)
Units                                        180,386            56,219           60,397         51,367         2,595
Unit value                         $            5.05  $           3.93  $          6.48  $        7.18  $       6.93
Net assets                         $         909,752  $        220,899  $       391,550  $     368,648  $     17,973
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%         0.75%
Investment income ratio**                          -%                -%               -%             -%            -%
Total return***                                28.50%          (39.35)%          (9.65)%          3.59%        10.15%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2009              2008             2007           2006          2005
---------------------------------------------------------------------------------------------------------------------
SBL SMALL CAP GROWTH
Units                                         32,880            28,287           25,508         13,065             -
Unit value****                     $            4.59  $           3.52  $          6.93  $        6.81  $       6.73
Net assets                         $         150,804  $         99,648  $       176,734  $      89,032  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%         0.75%
Investment income ratio**                          -%                -%               -%             -%            -%
Total return***                                30.40%          (49.21)%            1.70%          1.27%            -%

SBL SMALL CAP VALUE (6)
Units                                         36,915            25,757           17,018          5,014           200
Unit value                         $           21.12  $          14.06  $         23.77  $       22.39  $      20.49
Net assets                         $         779,768  $        362,245  $       404,503  $     112,272  $      4,099
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%         0.75%
Investment income ratio**                          -%                -%               -%             -%            -%
Total return***                                50.21%          (40.85)%            6.17%          9.24%        12.73%

SBL U.S. INTERMEDIATE BOND (6)
Units                                        111,345            69,360           67,393         38,219        26,838
Unit value                         $           10.17  $           9.74  $         11.08  $       11.17  $      11.18
Net assets                         $       1,132,882  $        675,753  $       746,351  $     427,129  $    299,939
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%         0.75%
Investment income ratio**                          -%                -%               -%             -%            -%
Total return***                                 4.41%          (12.09)%          (0.88)%        (0.02)%       (2.13)%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2009              2008             2007           2006         2005
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK (5)
Units                                         13,548            15,672           12,402             51             -
Unit value                         $            7.87  $           6.36  $         10.29  $       10.94  $          -
Net assets                         $         106,587  $         99,701  $       127,592  $         561  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%            -%
Investment income ratio**                       4.11%             2.17%            0.01%             -%            -%
Total return***                                23.74%          (38.19)%          (5.94)%          9.38%            -%

VAN KAMPEN LIT GOVERNMENT (5)
Units                                        188,666           150,854          188,194         95,191             -
Unit value                         $            9.84  $          10.13  $         10.36  $       10.05  $          -
Net assets                         $       1,856,202  $      1,527,970  $     1,949,156  $     956,477  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%            -%
Investment income ratio**                       5.97%             5.43%            3.76%             -%            -%
Total return***                               (2.86)%           (2.22)%            3.07%          0.48%            -%

VAN KAMPEN UIF EMERGING
Markets Equity (3)
Units                                         30,837            24,235           12,200              -             -
Unit value                         $            8.66  $           5.28  $         12.68  $           -  $          -
Net assets                         $         267,067  $        128,089  $       154,604  $           -  $          -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%             -%            -%
Investment income ratio**                          -%                -%            0.13%             -%            -%
Total return***                                64.02%         (58.36+)%           26.77%             -%            -%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2009              2008              2007          2006         2005
--------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME
   (5)
Units                                         62,292            34,264           22,006          5,685            -
Unit value                         $            9.38  $           7.95  $         10.68  $       10.73  $         -
Net assets                         $         584,433  $        272,481  $       234,955  $      60,968  $         -
Ratio of expenses to net assets*          0.75%-1.00%       0.75%-1.00%      0.75%-1.00%          0.75%           -%
Investment income ratio**                       3.16%             2.01%            2.01%          0.30%           -%
Total return***                                17.99%          (25.52)%          (0.46)%          7.26%           -%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contract holders.

* These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The disclosed range represents the lowest expense ratio to highest expense ratio, respectively. Certain contractholder's may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

**These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

****Unit value information is calculated on a daily basis, regardless of whether or not the subaccount has contract owners.

(1) For the period from November 17, 2008 (inception date) to December 31, 2008.
(2) For the period from May 1, 2008 (inception date) to December 31, 2008.
(3) For the period from May 1, 2007 (inception date) to December 31, 2007.
(4) For the period from April 27, 2006 (inception date) to December 31, 2006.
(5) For the period from March 10, 2006 (inception date) to December 31, 2006.
(6) For the period from February 1, 2005 (inception date) to December 31, 2005.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                   Notes to Financial Statements (continued)

5. SUBSEQUENT EVENT

On February 15, 2010, Security Benefit Mutual Holding Company (SBMHC) entered into a definitive agreement with Guggenheim SBC Holdings LLC (the Purchaser) to sell all of the outstanding capital stock of Security Benefit Corporation (SBC), at which time SBMHC will demutualize and then be dissolved pursuant to a Demutualization and Dissolution Plan (the Plan). This transaction is expected to result in a significant contribution of capital to SBC. On February 25, 2010, a loan in the amount of $175 million was made to SBC and was contributed to SBL. At the closing of the transaction, it is expected that SBC will receive another approximately $175 million, which will also be contributed to SBL. In addition, the $175 million loan and any accrued interest will be converted into equity of SBC owned by the Purchaser.

The transaction will require certain regulatory approvals, approval by the members of SBMHC, and approval by the shareholders of the mutual funds and exchange-traded funds sponsored by affiliates of SBMHC. The SBMHC board approved the Plan in March 2010, and proxy voting materials were sent to SBMHC members in April 2010. The Kansas Insurance Commissioner has set dates for a public comment hearing for April 28, 2010, and an evidentiary hearing for May 5, 2010. A special meeting of the SBMHC members has been scheduled for May 26, 2010. The transaction is expected to close during 2010 and will result in a change of control of FSBL.

FINANCIAL STATEMENTS

First Security Benefit Life Insurance and Annuity
Company of New York (An Indirect Wholly Owned
Subsidiary of Security Benefit Mutual Holding Company)
Years Ended December 31, 2009, 2008, and 2007
With Report of Independent Registered Public
Accounting Firm

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                              Financial Statements

                  Years Ended December 31, 2009, 2008, and 2007


                                    CONTENTS

Report of Independent Registered Public Accounting Firm                      1

Audited Financial Statements

Balance Sheets                                                               2
Statements of Income                                                         3
Statements of Changes in Stockholder's Equity                                4
Statements of Cash Flows                                                     5
Notes to Financial Statements                                                6

[LOGO] ERNST & YOUNG                                ERNST & YOUNG LLP
                                                    One Kansas City Place
                                                    Suite 2500
                                                    1200 Main Street
                                                    Kansas City, MO 64105-2143

                                                    Tel: +1 816 474 5200
                                                    Fax: +1 816 480 5555
                                                    www.ey.com


       Report of Independent Registered Public Accounting Firm

The Board of Directors
First Security Benefit Life Insurance and Annuity Company of New York

We have audited the accompanying balance sheets of First Security Benefit Life Insurance and Annuity Company of New York (the Company), an indirect wholly owned subsidiary of Security Benefit Mutual Holding Company, as of December 31, 2009 and 2008, and the related statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

                                                               Ernst & Young LLP
April 13, 2010

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                                 Balance Sheets


                                                            DECEMBER 31
                                                        2009           2008
                                                    --------------------------
                                                           (In Thousands)
 ASSETS
 Bonds available-for-sale                           $    11,118    $    12,898
 Policy loans                                               157            159
 Cash and cash equivalents                                4,246          2,944
 Deferred policy acquisition costs                        5,986          5,823
 Deferred sales inducement costs                          4,517          4,214
 Income taxes receivable                                     47            141
 Due from affiliates                                        727            162
 Reinsurance recoverable                                  1,247          1,806
 Other assets                                                94             73
 Separate account assets                                164,151        135,887
                                                    --------------------------
 Total assets                                       $   192,290    $   164,107
                                                    ==========================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Policy reserves and annuity account values        $    12,512    $    12,688
  Deferred income tax liability                           1,129          1,695
  Other liabilities                                         440            379
  Separate account liabilities                          164,151        135,887
                                                    --------------------------
Total liabilities                                       178,232        150,649

Stockholder's equity:
  Common stock ($10 par value; 200,000
    non-convertible shares authorized,
    issued, and outstanding)                              2,000          2,000
  Additional paid-in capital                              8,600          8,600
  Accumulated other comprehensive income                     85             47
  Retained earnings                                       3,373          2,811
                                                    --------------------------
Total stockholder's equity                               14,058         13,458
                                                    --------------------------
Total liabilities and stockholder's equity          $   192,290    $   164,107
                                                    ==========================
See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                              Statements of Income

                                                            YEAR ENDED DECEMBER 31
                                                       2009         2008        2007
                                                     ----------------------------------
                                                                (In Thousands)
Revenues:
  Asset-based fees                                   $   3,353   $   3,712   $   3,652
  Net investment income                                    630         610         594
  Other revenues                                             -           2           -
                                                     ---------------------------------
Total revenues                                           3,983       4,324       4,246


Benefits and expenses:
  Interest credited to annuity account balances            409         357         324
  Commissions and other operating expenses               2,613       3,616       3,045
                                                     ---------------------------------
Total benefits and expenses                              3,022       3,973       3,369
                                                     ---------------------------------
Income before income tax expense                           961         351         877
Income tax expense                                         399          46         175
                                                     ---------------------------------
Net income                                           $     562   $     305   $     702
                                                     =================================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                  Statements of Changes in Stockholder's Equity

                                                          ACCUMULATED
                                             ADDITIONAL      OTHER                   TOTAL
                                   COMMON     PAID-IN    COMPREHENSIVE  RETAINED  STOCKHOLDER'S
                                   STOCK      CAPITAL    (LOSS) INCOME  EARNINGS     EQUITY
                                 --------------------------------------------------------------
                                                          (In Thousands)
Balance at January 1, 2007       $    2,000   $    8,600   $     (15)   $   1,804   $   12,389
 Comprehensive income:
   Net income                             -            -           -          702          702
   Other comprehensive income             -            -          71            -           71
                                                                                    -----------
 Comprehensive income                                                                      773
                                 --------------------------------------------------------------
Balance at December 31, 2007          2,000        8,600          56        2,506       13,162
 Comprehensive income:
   Net income                             -            -           -          305          305
   Other comprehensive loss               -            -          (9)           -           (9)
                                                                                    -----------
 Comprehensive income                                                                      296
                                 --------------------------------------------------------------
Balance at December 31, 2008          2,000        8,600          47        2,811       13,458
 Comprehensive income:
   Net income                             -            -           -          562          562
   Other comprehensive income             -            -          38            -           38
                                                                                    -----------
 Comprehensive income                                                                      600
                                 --------------------------------------------------------------
Balance at December 31, 2009     $    2,000   $    8,600   $      85    $   3,373   $   14,058
                                 ==============================================================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                            Statements of Cash Flows


                                                                            YEAR ENDED DECEMBER 31
                                                                      2009           2008         2007
                                                                    ----------------------------------------
                                                                               (In Thousands)
OPERATING ACTIVITIES
Net income                                                          $       562     $     305    $      702
Adjustments to reconcile net income to net cash and cash
  equivalents provided by (used in) operating activities:
    Interest credited to annuity account balances                           409           357           324
    Policy acquisition costs deferred                                      (902)       (1,382)       (2,198)
    Amortization of deferred policy acquisition costs                       712           896           714
    Sales inducement costs deferred                                        (420)         (512)       (1,408)
    Amortization of sales inducement costs                                  117           975           685
    Deferred income taxes                                                  (591)        1,172           486
    Change in assets and liabilities:
      Income taxes receivable                                                94            32          (135)
      Due from/to affiliates                                               (565)         (486)          651
      Other assets                                                          (21)           79          (172)
      Other liabilities                                                      61             3           230
      Other changes in operating assets and liabilities                    (155)          252           255
                                                                    ----------------------------------------
Net cash and cash equivalents provided by (used in)
  operating activities                                                     (699)        1,691           134

INVESTING ACTIVITIES
Sales, maturities, or repayments of bonds available-for-sale              3,450         3,099         1,700
Acquisitions of bonds available-for-sale                                 (1,603)       (4,817)       (4,174)
Net decrease (increase) in policy loans                                       2           (29)         (130)
                                                                    ----------------------------------------
Net cash and cash equivalents provided by (used in)
   investing activities                                                   1,849        (1,747)       (2,604)

FINANCING ACTIVITIES
Deposits to annuity account balances                                        918          5,671        4,471
Withdrawals from annuity account balances                                  (766)        (3,794)      (2,782)
                                                                    ----------------------------------------
Net cash and cash equivalents provided by financing
   Activities                                                               152          1,877        1,689
                                                                    ----------------------------------------

Increase (decrease) in cash and cash equivalents                          1,302          1,821         (781)
Cash and cash equivalents at beginning of year                            2,944          1,123        1,904
                                                                    ----------------------------------------
Cash and cash equivalents at end of year                            $     4,246     $    2,944   $    1,123
                                                                    ========================================
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid (received) during the year for:
  Income taxes                                                      $       896     $   (1,158)  $     (176)
                                                                    ========================================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                          Notes to Financial Statements

                                December 31, 2009

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND OPERATIONS

First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in New York and Kansas and was organized to offer insurance products in New York. The Company's business activities are concentrated in the sale of variable annuity products supported by separate account assets. The Company is a wholly owned subsidiary of Security Benefit Corporation, which is a wholly owned subsidiary of Security Benefit Mutual Holding Company (SBMHC).

USE OF ESTIMATES

The preparation of financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. Actual results could differ from those estimates.

ACCOUNTING CHANGES

In June 2009, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 168, The FASB Accounting Standards Codification(TM) and the Hierarchy of Generally Accepted Accounting Principles, which was subsequently incorporated into Accounting Standards Codification (ASC) Subtopic 105-10, Generally Accepted Accounting Principles - Overall. This guidance replaces SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles, and established the FASB Accounting Standards Codification as the source of authoritative accounting principles recognized by the FASB to be applied by non-governmental entities in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). This guidance replaced previous guidance related to the same issue and became effective for interim and annual reporting periods ending after September 15, 2009. The Company adopted the guidance and the adoption did not have a material impact on the financial statements.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In September 2009, the FASB issued Accounting Standards Update (ASU) 2009-12, Fair Value Measurements and Disclosures (Topic 820), Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent). ASU 2009-12 provides guidance on measuring the fair value of certain alternative investments and amends ASC Topic 820 to offer investors a practical means for measuring the fair value of investments in certain entities that calculate net asset value per share. ASU 2009-12 is effective for periods ending after December 15, 2009. The Company adopted this guidance effective December 31, 2009 and the adoption did not have a material impact on the financial statements.

In August 2009, the FASB issued ASU 2009-05, Fair Value Measurements and Disclosures (Topic 820), Measuring Liabilities at Fair Value, to provide additional guidance on measuring the fair value of liabilities. The update provides clarification when a quoted price in an active market for the identical liability is not available. ASU 2009-05 clarifies that the quoted price for the identical liability, when traded as an asset in an active market, is also a Level 1 measurement for that liability when no adjustment to the quoted price is required. ASU 2009-5 is effective for the first reporting period beginning after issuance, which for the Company is January 1, 2010. Management is still evaluating the impact this guidance will have on the financial statements.

In May 2009, the FASB issued new guidance that established general accounting standards and disclosure requirements for events occurring subsequent to the balance sheet date, but before the financial statements are issued. This guidance is effective for interim and annual accounting periods ending after June 15, 2009. The Company adopted this guidance effective December 31, 2009, and the adoption did not have a material impact on the financial statements.

In April 2009, the FASB issued FASB Staff Position (FSP) FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments, which was subsequently incorporated into FASB ASC Subtopic 320-10, Investments - Debt and Equity Securities - Overall. This new guidance relates to the recognition and presentation of other-than-temporary impairment (OTTI) and requires additional disclosures. The recognition guidance applies to debt securities classified as available-for-sale and held-to-maturity. The presentation and disclosure guidance applies to debt and equity securities. The guidance requires an entity to bifurcate any

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

OTTI on debt securities between credit and non-credit impairments and establishes the accounting treatment for each aspect, in current and subsequent periods. A cumulative effect adjustment is required to the opening balance of retained earnings in the period of adoption with a corresponding adjustment to other comprehensive income. This guidance became effective for financial statements issued for interim and annual periods ending after June 15, 2009. The Company has adopted this guidance effective January 1, 2009 and the adoption did not have a material impact on the financial statements.

In January 2010, the FASB issued authoritative guidance that requires new disclosures related to fair value measurements and clarifies existing disclosure requirements about the level of disaggregation, inputs, and valuation techniques. Specifically, reporting entities now must disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. In addition, in the reconciliation for Level 3 fair value measurements, a reporting entity should separately present information about purchases, sales, issuances, and settlements. The guidance clarifies that a reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities for disclosure of fair value measurement, considering the level of disaggregated information required by other applicable GAAP guidance and should also provide disclosures about the valuation techniques and inputs used to measure fair value for each class of assets and liabilities. This guidance will be effective for the Company on January 1, 2010 except for the disclosures about purchases, sales, issuances, and settlements in the reconciliation for Level 3 fair value measurements, which will be effective for the Company on January 1, 2011. This guidance will not have a material impact on the financial statements.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Bonds are classified as available-for-sale and carried at fair value with related unrealized gains and losses reflected as a component of other comprehensive income (loss), net of applicable income taxes. Premiums and discounts are amortized using the effective interest rate method applied over the estimated lives of the assets adjusted for prepayment activity. Realized capital gains and losses on sales of investments are determined using the specific identification method. If it is determined that a decline in fair value of a bond is other-than-temporary, unrealized losses are bifurcated between credit and non-credit related impairments. Credit related impairments are recognized in earnings and non-credit related impairments are reported as a component of equity.

Cash and cash equivalents include operating cash, money market mutual funds, and other investments with initial maturities of less than 90 days.

DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

To the extent recoverable from future policy revenues and gross profits, commissions and other policy issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs, but are included in deferred sales inducement costs on the balance sheets. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of expected gross profits from investment (gross blended separate account return assumption of 11.5% for 2010 through 2014, and 8.5% thereafter), mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in equity as a component of other comprehensive income or loss, net of applicable income taxes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

For insurance and annuity contracts, policyholders can elect to modify product benefits, features, rights, or coverage by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. The Company accounts for internal replacements as a termination of the original contract and an issuance of the new contract. Consistent with this, the Company anticipates these transactions in establishing amortization periods and other valuation assumptions.

An analysis of the deferred policy acquisition costs asset balance is presented below for the years ended December 31:

                                                        2009         2008
                                                      --------------------
                                                          (In Thousands)

   Balance at beginning of year                       $  5,823   $  5,659
    Cost deferred during the year                          902      1,382
    Amortized to expense during the year                  (712)      (896)
    Effect of unrealized gains                             (27)      (322)
                                                      --------------------
   Balance at end of year                             $  5,986   $  5,823
                                                      ====================


Based on current conditions and assumptions as to future events on acquired contracts in force, the Company expects that the net amortization will be between 7.75% and 12.35% of the December 31, 2009 deferred policy acquisition costs balance in each of the years 2010 through 2014.

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

An analysis of the deferred sales inducement costs asset balance is presented below for the years ended December 31:

                                                    2009         2008
                                                 -----------------------
                                                      (In Thousands)

   Balance at beginning of year                  $   4,214    $   4,677
    Costs deferred during year                         420          512
    Amortized to expense during year                  (117)        (975)
                                                 -----------------------
   Balance at end of year                        $   4,517    $   4,214
                                                 =======================

SEPARATE ACCOUNTS

The separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value and the separate account liabilities are carried at equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the statements of income. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and therefore are not included in investment income in the accompanying statements of income.

Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

POLICY RESERVES AND ANNUITY ACCOUNT VALUES

Liabilities for future policy benefits for deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 2.0% to 5.0% during 2009, 2.0% to 5.65% during 2008, and 3.0% to 5.8% during 2007.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECOGNITION OF REVENUES

Revenues from deferred annuities consist of policy charges for the mortality and expense risk charge, policy administration charges, and surrender and maintenance charges assessed against contract holder account balances during the period and are recognized as earned.

DEFERRED INCOME TAXES

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company's statements of income as a component of income tax expense, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available-for-sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets when there is uncertainty regarding the ability to realize the benefit.

STATUTORY FINANCIAL INFORMATION

The Company's statutory-basis financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. New York has adopted the National Association of Insurance Commissioners' (NAIC) statutory accounting practices as the basis of its statutory accounting practices.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In addition, the Commissioner of the New York Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Under the laws of the state of New York, the Company is required to maintain minimum statutory-basis capital and surplus of $6,000,000. Of this amount, $4,000,000, which is the Company's minimum surplus to policyholders, must be invested in specific types of investments in accordance with New York law.

Statutory capital and surplus of the insurance operations were $10,708,000 and $9,758,000 at December 31, 2009 and 2008, respectively. Statutory net income
(loss) of the insurance operations was $819,000, $(1,371,000), and $(197,000) for the years ended December 31, 2009, 2008, and 2007, respectively.

The payment of dividends by the Company to its shareholder is limited and can only be made from earned profits unless prior approval is received from the New York Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations. In 2010, the Company is allowed to pay dividends of $871,000 without prior approval of the New York Insurance Commissioner.

RECLASSIFICATIONS

Certain amounts appearing in the prior years' financial statements have been reclassified to conform to the current year's presentation.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

2. INVESTMENTS

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company's portfolio of bonds available-for-sale at December 31, 2009 and 2008 is as follows:

                                                                      2009
                                        --------------------------------------------------------------
                                                             GROSS           GROSS
                                          AMORTIZED        UNREALIZED      UNREALIZED          FAIR
                                            COST             GAINS           LOSSES            VALUE
                                        --------------------------------------------------------------
                                                                (In Thousands)
   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies          $      1,081   $          50   $           -   $        1,131
   Obligations of government-
     sponsored enterprises                     9,553             434               -            9,987
                                        --------------------------------------------------------------
   Total bonds                          $     10,634   $         484   $           -   $       11,118
                                        ==============================================================

                                                                      2008
                                        --------------------------------------------------------------
                                                               GROSS           GROSS
                                            AMORTIZED        UNREALIZED      UNREALIZED         FAIR
                                              COST             GAINS           LOSSES           VALUE
                                        --------------------------------------------------------------
                                                                (In Thousands)
   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies          $      1,081   $          95   $           -   $        1,176
   Obligations of government-
     sponsored enterprises                    11,423             299               -           11,722
                                        --------------------------------------------------------------
   Total bonds                          $     12,504   $         394   $           -   $       12,898
                                        ==============================================================

At December 31, 2009 and 2008, the Company had no securities in an unrealized loss position.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

The amortized cost and fair value of bonds available-for-sale at December 31, 2009, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without penalties.

                                                         AMORTIZED      FAIR
                                                           COST        VALUE
                                                     ---------------------------
                                                             (In Thousands)

   Due after one year through five years             $     1,081     $     1,131
   Obligations of government-sponsored enterprises         9,553           9,987
                                                     ---------------------------
                                                     $    10,634     $    11,118
                                                     ===========================

At December 31, 2009, bonds available-for-sale with a fair value of $604,000 were held in joint custody with the New York Insurance Department to comply with statutory regulations.

Major categories of net investment income for the years ended December 31, 2009, 2008, and 2007 are summarized as follows:

                                            2009          2008            2007
                                          -------------------------------------
                                                       (In Thousands)

   Interest on bonds                      $      606   $       590   $      540
   Other                                          24            20           54
                                          -------------------------------------
   Net investment income                  $      630   $       610   $      594
                                          =====================================

Proceeds from the sale of bonds available-for-sale and related gains for 2008 were $450,035 and $35, respectively, while there were no sales of bonds available-for-sale during the years ended December 31, 2009 and 2007.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

3. OTHER COMPREHENSIVE INCOME

The components of other comprehensive income (loss) are as follows:

                                                                    UNREALIZED
                                                                  GAINS (LOSSES)
                                                                  ON AVAILABLE-
                                                                     FOR-SALE
                                                                    SECURITIES
                                                                  --------------
                                                                  (In Thousands)

   Accumulated other comprehensive loss at January 1, 2007        $        (15)
    Other comprehensive income (loss):
      Unrealized gains on available-for-sale securities                    120
      Change in deferred income taxes                                      (49)
                                                                  -------------
    Total other comprehensive income                                        71
                                                                  -------------
   Accumulated other comprehensive income at December 31, 2007              56
    Other comprehensive income (loss):
      Unrealized gains on available-for-sale securities                    306
      Effect on deferred policy acquisition costs                         (322)
      Change in deferred income taxes                                        7
                                                                  -------------
    Total other comprehensive loss                                          (9)
                                                                  -------------
   Accumulated other comprehensive income at December 31, 2008              47
    Other comprehensive income (loss):
      Unrealized gains on available-for-sale securities                     90
      Effect on deferred policy acquisition costs                          (27)
      Change in deferred income taxes                                      (25)
                                                                  -------------
    Total other comprehensive income                                        38
                                                                  -------------
   Accumulated other comprehensive income at December 31, 2009    $         85
                                                                  =============
4. INCOME TAXES

The Company files a consolidated life/non-life federal and state income tax return with SBMHC and its subsidiaries. Income taxes are allocated to the Company as if it filed a separate return. With few exceptions, the Company is no longer subject to U.S. federal and state examinations by tax authorities for years before 2004. The Internal Revenue Service (IRS) is not currently examining any of the Company's federal tax returns. The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

4. INCOME TAXES (CONTINUED)

benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred income taxes relate principally to reserves, deferred policy acquisition costs, deferred sales inducement costs, and unrealized capital gains and losses on bonds available-for-sale.

Deferred income taxes consist of the following for the years ended as of December 31, 2009 and 2008:

                                                        2009         2008
                                                   ----------------------------
                                                           (In Thousands)

   Deferred income tax liabilities                 $    (3,935)  $      (3,783)
   Deferred income tax assets                            2,806           2,088
                                                   ----------------------------
   Net deferred income tax liability               $    (1,129)  $      (1,695)
                                                   ============================

Income tax expense (benefit) consists of the following for the years ended December 31, 2009, 2008, and 2007:

                                            2009         2008           2007
                                        ----------------------------------------
                                                    (In Thousands)

   Current expense (benefit)            $     990   $      (1,126)  $      (311)
   Deferred expense (benefit)                (591)          1,172           486
                                        ----------------------------------------
   Income tax expense                   $     399   $          46   $       175
                                        ========================================

Included in the deferred income tax assets at December 31, 2009 is a net operating loss (NOL) of $267,000 that is available to offset future income. The NOL is available for use until 2029.

The provision for income taxes differs from the amount computed at the statutory federal income tax rate due primarily to the dividends received deduction (DRD) and state income taxes. At December 31, 2009 and 2008, income taxes (payable to) receivable from affiliates were $-0- and $(101,000), respectively, included in income taxes receivable or payable on the balance sheets.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

4. INCOME TAXES (CONTINUED)

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue final regulations with respect to certain computational aspects of the DRD related to separate account assets held in connection with variable life insurance and annuity contracts of life insurance companies. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope, and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that any such regulations would likely apply only prospectively. Additionally, included in the Administration's 2011 Revenue Proposals is a provision to modify the DRD for life insurance companies separate accounts, which if enacted could significantly reduce the DRD tax benefits the Company receives, prospectively, beginning in 2011. For the years ended December 31, 2009, 2008, and 2007, the Company recorded an accrued benefit related to the separate account DRD of approximately $76,000, $302,000, and $397,000, respectively.

The Company recognizes interest accrued related to the unrecognized tax benefits in interest expense.

On March 19, 2010, SBMHC filed consolidated refund claims with the Internal Revenue Service for 2003 pursuant to Revenue Procedure 2009-52. This Revenue Procedure provided the guidance for the provision of The American Recovery and Reinvestment Act of 2009 which extended the carry back of the 2008 or 2009 NOLs for up to five years. With the carry back to 2003, the Company could be subject to examinations by the Internal Revenue Service for this year.

5. RELATED-PARTY TRANSACTIONS

The Company paid $174,000, $154,000, and $441,000 in 2009, 2008, and 2007,
respectively, to affiliates for providing management, investment, and administrative services. These expenses are included in commissions and other operating expenses in the statements of income.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

5. RELATED-PARTY TRANSACTIONS (CONTINUED)

The Company received $326,000, $376,000, and $36,000 in 2009, 2008, and 2007,
respectively, from affiliates for revenue sharing fees. These revenues are included in asset-based fees in the statements of income.

The Company has a receivable from its affiliates of $727,000 and $162,000 for the years ended December 31, 2009 and 2008, respectively.

6. CONDENSED FAIR VALUE INFORMATION

FASB ASC Topic 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value, and expands disclosures regarding fair value measurements. FASB ASC Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price).

In accordance with FASB ASC Topic 820, the Company groups its financial assets and liabilities measured at fair value in three levels, based on the inputs and assumptions used to determine the fair value. These levels are as follows:

  Level 1 - Valuations are based on unadjusted quoted prices in active markets for identical assets or liabilities.

  Level 2 - Valuations are based upon quoted prices for instruments similar to other instruments in active markets, quoted prices for instruments in inactive markets, and valuation techniques for which significant assumptions are observable in the market. Valuations are obtained from third-party pricing services or inputs that are observable or derived principally from or corroborated by observable market data.

  Level 3 - Valuations of assets and liabilities are generated from techniques that use significant assumptions not observable in the market, such as option pricing models, discounted cash flow models, and spread-based models using the best information available in the circumstances.

                    First Security Benefit Life Insurance
                       and Annuity Company of New York
                   (An Indirect Wholly Owned Subsidiary of
                   Security Benefit Mutual Holding Company)

                  Notes to Financial Statements (continued)

6. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

Assets measured at fair value on a recurring basis as of December 31, 2009 and 2008 are as follows:

                                                            2009
                                      ------------------------------------------
                                                FAIR VALUE HIERARCHY LEVEL
                                                --------------------------------
                                      FAIR VALUE  LEVEL 1    LEVEL 2     LEVEL 3
                                      ------------------------------------------
                                                       (In Thousands)

   Cash equivalents                   $   4,152  $    4,152  $       -  $      -
   U.S. Treasury securities and
     obligations of U.S. government
     corporation and agencies             1,131           -      1,131         -
   Obligation of government-
     sponsored enterprises                9,987           -      9,987         -
   Separate account assets              164,151     164,151          -         -
                                      ------------------------------------------
   Total assets                       $ 179,421  $  168,303  $  11,118  $      -
                                      ==========================================

                                                            2008
                                      ------------------------------------------
                                                  FAIR VALUE HIERARCHY LEVEL
                                                  ------------------------------
                                      FAIR VALUE   LEVEL 1   LEVEL 2     LEVEL 3
                                      ------------------------------------------
                                                       (In Thousands)

   Cash equivalents                   $     441  $      441  $       -  $      -
   U.S. Treasury securities and
    obligations of U.S. government
    corporation and agencies              1,176           -      1,176         -
   Obligation of government-
    sponsored enterprises                11,722           -     11,002       720
   Separate account assets              135,887     135,887          -         -
                                      ------------------------------------------
   Total assets                       $ 149,226  $  136,328  $  12,178  $    720
                                      ==========================================

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

6. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

The changes for all Level 3 assets measured at fair value on a recurring basis using significant unobservable inputs for the years ended December 31, 2009 and 2008 are as follows:

                                                           2009         2008
                                                    ----------------------------
                                                      OBLIGATION OF GOVERNMENT-
                                                         SPONSORED ENTITIES
                                                    ----------------------------
                                                             (In Thousands)

   Fair value beginning balance                     $       720   $           -
     Total realized/unrealized gains and losses
      included in other comprehensive income                  -              12
     Purchases, issuances, sales, and settlements             -             708
     Transfers in (out) of Level 3                         (720)              -
                                                    ----------------------------
   Fair value ending balance                        $         -   $         720
                                                    ============================


The Company had one transfer out of Level 3 for the year ended December 31, 2009. The asset transferred out of level 3 during 2009 is one for which the Company was able to obtain pricing from a recognized third party pricing vendor.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

6. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and cash equivalents: Because of the nature of these assets, carrying amount approximates fair value. Fair value of cash equivalents is determined using public quotations, when available.

   Investment securities: Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services, applicable market indices, or by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

   Investment-type insurance contracts: The fair values of the Company's reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on risk-free rates, non-performance, and a risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity, and other policy contracts that involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment-type contracts, are not required to be disclosed.

   Policy loans: Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

   Separate account assets and liabilities: The assets held in the separate account consist of actively traded mutual funds that have daily quoted net asset values and are carried at quoted market values or, where quoted market values are not available, at fair market values as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the balance sheets approximate their fair values.

                    First Security Benefit Life Insurance
                       and Annuity Company of New York
                   (An Indirect Wholly Owned Subsidiary of
                  Security Benefit Mutual Holding Company)

                  Notes to Financial Statements (continued)

6. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

FASB ASC Topic 825, Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value.

FASB ASC Topic 825 excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

                                           DECEMBER 31, 2009         DECEMBER 31, 2008
                                     -------------------------------------------------------------
                                           CARRYING      FAIR       CARRYING       FAIR
                                           AMOUNT       VALUE        AMOUNT       VALUE
                                     -------------------------------------------------------------
                                                          (In Thousands)

   Cash and cash equivalents         $       4,246    $      4,246     $     2,944     $     2,944
   Bonds (Note 2)                           11,118          11,118          12,898          12,898
   Policy loans                                157             158             159             162
   Separate account assets                 164,151         164,151         135,887         135,887
   Individual and group
     annuities                             (11,108)         (9,291)        (10,723)        (10,535)
   Separate account liabilities           (164,151)       (164,151)       (135,887)       (135,887)

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

7. REINSURANCE

Principal reinsurance ceded transactions for the years ended December 31, 2009, 2008, and 2007 are summarized as follows, with the balances resulting from the 2004 and 1995 transfers of the Company's life insurance business to an affiliate:

                                          2009           2008           2007
                                     -----------------------------------------
   Reinsurance ceded:
    Premiums paid                    $   229,388    $   152,293    $   198,529
                                     =========================================
    Claim recoveries                 $     2,000    $    15,500    $    16,870
                                     =========================================
    Surrenders recovered             $       502    $         2    $     2,101
                                     =========================================

All of the individual life insurance as well as the living benefit riders of the Company are reinsured 100% with Security Benefit Life Insurance Company (SBL), a stock life insurance company, which is an indirect wholly owned subsidiary of SBMHC. In the accompanying financial statements, premiums, benefits, and settlement expenses are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if its reinsurer is unable to meet its contractual obligations under the applicable reinsurance agreement. The Company evaluates the financial condition of its reinsurer to minimize its exposure to credit risk and losses from reinsurance insolvencies. At December 31, 2009 and 2008, the Company had established receivables totaling $1,247,000 and $1,806,000, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurer. Life insurance in force ceded at December 31, 2009 and 2008 was $205,000 and $209,000, respectively.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and the investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of annuity contract holders. The primary guarantees provided to annuity contract holders are the guaranteed minimum death benefit (GMDB), the guaranteed minimum withdrawal benefit (GMWB), and guaranteed minimum income benefit (GMIB).

The GMDB provides a specific minimum return upon death. The Company offers two primary GMDB types:

   o RETURN OF PREMIUM DEATH BENEFIT provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

   o STEP-UP DEATH BENEFIT provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is either annual or five-year. For most contracts, the GMDB locks in at an age specified in the contract (this age varies by product).

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

                                      2009                          2008
                      ----------------------------------------------------------
                                           WEIGHTED-                   WEIGHTED-
                                      NET   AVERAGE              NET    AVERAGE
                       ACCOUNT      AMOUNT ATTAINED   ACCOUNT   AMOUNT  ATTAINED
                        VALUE      AT RISK    AGE      VALUE   AT RISK    AGE
                      ----------------------------------------------------------
                                       (Dollars in Thousands)
   Return of
     premium          $  94,681    $  5,127   63     $  73,206 $ 15,341     63

   Step-up               72,683       8,821   65        64,518   20,676     64
                      ---------------------          ------------------
   Total GMDB         $ 167,364    $ 13,948   64     $ 137,724 $ 36,017     63
                      =====================          ==================

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS (CONTINUED)

The liabilities for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2009 and 2008 were $399,000 and $576,000, respectively. These liabilities are included in the policy reserves and annuity account values in the balance sheets. The GMWB and GMIB liabilities are 100% reinsured to SBL, so no net liabilities for these benefits are reflected in the general account as of December 31, 2009 and 2008.

The Company's GMDB and GMIB reserves are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of excess payments divided by the present value of expected assessments.

The Company will recalculate its GMDB, GMWB, and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the income statement as benefit expense. The Company regularly reviews the assumptions used in the GMDB, GMWB, and GMIB reserve calculations and will adjust the assumptions as actual experience or other evidence suggests that earlier assumptions should be revisited. The Company's reserve calculation uses assumptions consistent with its deferred policy acquisition cost model.

The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2009:

   o Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

   o  Mean long-term gross blended separate account growth rate of 8.5%.

   o  Long-term equity volatility of 18%.

   o  Long-term bond volatility of 5%.

   o  Mortality is 100% of Annuity 2000 table.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS (CONTINUED)

   o Asset fees are equal to fund management fees and product loads (varies by product).

   o  Discount rate is equivalent to the credited rate (varies by product).

   o  Lapse rates vary by product and duration.

The following assumptions were used to determine the GMWB reserves classified under ASC Topic 820 as of December 31, 2009:

   o Data used was based on current market conditions and projections involving 1,000 risk-neutral stochastic scenarios.

   o  Mortality is 100% of Annuity 2000 table.

   o Asset fees are equal to fund management fees and product loads (varies by product).

   o Current volatility surface (3 months to 5 years) of 22% graded to 28% at year 5, graded to 21% at year 30, and graded to the long-term average of 18% at end of projection year 60.

   o Discount rate used is the levelized forward swap rate plus an option-adjusted spread from the Merill Lynch corporate insurance bond index.

   o  Policyholder lapse rates are set to 90% of the assumed base lapses.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

9. LEASE COMMITMENTS

The Company has aggregate future lease commitments at December 31, 2009 of $10,000 for non-cancelable operating leases in 2010 and $-0- for the years thereafter. Office rent expense of $29,000 in 2009, $27,000 in 2008, and $29,000 in 2007 is included in commissions and other operating expenses in the statements of income.

10. SUBSEQUENT EVENTS

On February 15, 2010, SBMHC entered into a definitive agreement with Guggenheim SBC Holdings LLC (the Purchaser) to sell all of the outstanding capital stock of Security Benefit Corporation (SBC), at which time SBMHC will demutualize and then be dissolved pursuant to a Demutualization and Dissolution Plan (the Plan). This transaction is expected to result in a significant contribution of capital to SBC. On February 25, 2010, a loan in the amount of $175 million was made to SBC and was contributed to SBL. At the closing of the transaction, it is expected that SBC will receive another approximately $175 million, which will also be contributed to SBL. In addition, the $175 million loan and any accrued interest will be converted into equity of SBC owned by the Purchaser.

The transaction will require certain regulatory approvals, approval by the members of SBMHC, and approval by the shareholders of the mutual funds and exchange-traded funds sponsored by affiliates of SBMHC. The SBMHC board approved the Plan in March 2010, and proxy voting materials were sent to SBMHC members in April 2010. The Kansas Insurance Commissioner has set dates for a public comment hearing for April 28, 2010, and an evidentiary hearing for May 5, 2010. A special meeting of the SBMHC members has been scheduled for May 26, 2010. The transaction is expected to close during 2010 and will result in a change of control of the Company.

Subsequent events have been evaluated through April 13, 2010, which is the date the financial statements were issued.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

11. COMMITMENTS AND CONTINGENCIES

New York Market Conduct Matter: The New York Insurance Department (NYID) conducted its regularly scheduled market conduct examination of the Company beginning in November 2007 for fiscal years 2004-2006. The Company received the examination report in February 2010. Seven violations or recommendations appeared in the examination report. The primary issues and findings of the examination report concerned the processing of annuity replacements (e.g., procedures taken when the Company replaces an annuity from a third-party insurer with a new annuity issued by the Company). The NYID proposed a penalty of $25,000 for the violations outlined in the examination report, which the Company accepted. At December 31, 2009, the Company had accrued for penalties arising from examination.

Other Legal and Regulatory Matters: In the ordinary course of business, the Company is in discussions with its regulators about matters raised during regulatory examinations or otherwise subject to their inquiry. These matters could result in censures, fines, or other sanctions. Management believes the outcome of any resulting actions will not be material to the Company's results of operations or financial condition. However, the Company is unable to predict the outcome of these matters.

Various legal proceedings and other matters have arisen in the ordinary course of the Company's business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company's ultimate liability, if any, resulting from such matters will not be material to its results of operations or its financial condition.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements

          The following financial statements are included in Part B of this Registration Statement: (1) the audited financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009; and (2) the audited financial statements of Variable Annuity Account B - SecureDesigns Variable Annuity at December 31, 2009, and for each of the specified periods ended December 31, 2009 and 2008.

     (b)  Exhibits

          (1) Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(e)

          (2)  Not Applicable

          (3)  (a)  Distribution Agreement(c)

                    (i)  Amendments Nos. 1 and 2(p)

               (b)  Marketing Organization Agreement(e)

                    (i) Amendment to Marketing Organization Agreement - Anti-Money Laundering Requirement(p)

               (c)  Commission Schedule(j)

               (d)  Third Party Sales Agreement(i)

          (4)  (a)  Individual Contract (Form FSB236 1-05)(f)

               (b)  Individual Contract - Unisex (Form FSB236 1-05U)(f)

               (c)  Alternate Withdrawal Charge Rider (Form FSB223 5-04)(e)

               (d)  IRA Endorsement (Form FSB203 5-04)(e)

               (e)  Roth IRA Endorsement (Form FSB206 5-04)(e)

               (f)  Guaranteed Minimum Income Benefit Rider (Form FSB240
                    5-04)(e)

               (g) Guaranteed Minimum Withdrawal Benefit Rider (Form FSB241 5-04)(e)

               (h)  Annual Stepped Up Death Benefit Rider (Form FSB218 10-01)(b)

               (i)  Credit Enhancement Rider (Form FSB222 7-02)(c)

               (j)  Asset Allocation Rider (Form FSB225 10-01)(b)

               (k)  Dollar Cost Averaging Rider (Form FSB226 10-01)(b)

               (l)  Bonus Credit Endorsement (Form FSB238 7-02)(d)

               (m)  Disability Rider (Form FSB220 10-01)(b)

               (n)  Tax Sheltered Annuity Endorsement (Form FSB202 R2-97)(a)

               (o)  Loan Endorsement (Form FSB221 10-01)(e)

          (5)  (a)  Individual Application (Form FSB237 (2-08)) (r)

               (b)  Application Supplement (Form FSB237 SUPP A (2-08)) (r)

               (c)  Application Supplement (Form FSB237 SUPP B (2-08)) (r)

               (d)  Individual Application (Form FSB237 (2-10))

          (6) (a) Declaration and Certificate of Incorporation of First Security Benefit Life Insurance and Annuity Company of New York(h)

               (b) Bylaws of First Security Benefit Life Insurance and Annuity Company of New York(h)

                    (i) Amended & Restated Article IX of First Security Benefit Life Insurance and Annuity Company of New York's Bylaws(q)

          (7)  Automatic Reinsurance Agreement(i)

          (8)  (a)  Participation Agreement - AIM(i)

                    (i)  Amendments Nos. 1 and 2 to Participation Agreement (i)

                    (ii) Amendments No. 3 to Participation Agreement (k)

               (b)  Participation Agreement - American Century(q)

               (c)  Participation Agreement - Dreyfus(f)

                    (i)  Amendments No. 1 Participation Agreement (k)

               (d)  Participation Agreement - Legg Mason(m)

                    (i)  Amendments No. 1 Participation Agreement(n)

               (e)  Participation Agreement - MFS(j)

               (f)  Participation Agreement - Neuberger Berman(i)

                    (i)  Amendments Nos. 1 and 2 to Participation Agreement (i)

               (g)  Participation Agreement - Oppenheimer(o)

               (h)  Participation Agreement - PIMCO(f)

                    (i)  Amendments No. 1 to Participation Agreement (f)

                    (ii) Amendments Nos. 2 and 3 to Participation Agreement (k)

               (i)  Participation Agreement - Royce Capital Fund(r)

               (j)  Participation Agreement - Rydex

               (k)  Participation Agreement - Van Kampen LIT (j)

               (l)  Participation Agreement - Van Kampen UIF (Morgan Stanley)
                    (j)

               (m)  Information Sharing Agreement - AIM(m)

               (n)  Information Sharing Agreement - American Century(m)

               (o)  Information Sharing Agreement - Dreyfus(m)

               (p)  Information Sharing Agreement - Janus(n)

               (q)  Information Sharing Agreement - Legg Mason(r)

               (r)  Information Sharing Agreement - MFS(m)

               (s)  Information Sharing Agreement - Neuberger Berman(m)

               (t)  Information Sharing Agreement - Oppenheimer(m)

               (u)  Information Sharing Agreement - PIMCO(m)

               (v)  Information Sharing Agreement - Royce(m)

               (w)  Information Sharing Agreement - Rydex(m)

               (x)  Information Sharing Agreement - FSBL(n)

               (y)  Information Sharing Agreement - Van Kampen(m)

               (z)  Participation Agreement - Janus Aspen(q)

               (aa) Participation Agreement - Franklin/Templeton Distributors,
                    Inc. (r)

               (ab) Participation Agreement - Northern Lights(q)

               (ac) Information Sharing Agreement - Franklin/Templeton
                    Distributors, Inc.(r)

          (9)  Opinion of Counsel(f)

          (10) Consent of Independent Registered Public Accounting Firm

          (11) Not Applicable

          (12) Not Applicable

          (13) Powers of Attorney of Wayne S. Diviney, Stephen R. Herbert, Stephen A. Crane, Katherine P. White, John F. Frye, John F. Guyot, Richard M. Goldman and Kalman Bakk, Jr.

(a) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-83240 (filed April 30, 1998).

(b) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed May 28, 2002).

(c) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed July 19, 2002).

(d) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed February 28, 2003).

(e) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-118136 (filed August 11, 2004).

(f) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed November 18, 2004).

(g) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 29, 2005).

(h) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-83240 (filed April 28, 2006).

(i) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2006).

(j) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2006).

(k) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).

(l) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).

(m) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007).

(n) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 27, 2007).

(o) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-118136 (filed April 28, 2008).

(p) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).

(q) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2008).

(r) Incorporated herein by reference to the Exhibits filed with Registration No. 333-120600 (filed April 30, 2009).

Item 25. Directors and Officers of the Depositor

          -----------------------------------------------------------------------------------------------------
          NAME AND PRINCIPAL BUSINESS ADDRESS          POSITIONS AND OFFICES WITH DEPOSITOR

          -----------------------------------------------------------------------------------------------------
          Howard R. Fricke*                            Chairman of the Board, CEO, President, and Director
          -----------------------------------------------------------------------------------------------------
          Peggy S. Avey                                Assistant Vice President, Chief Administrative
          800 Westchester Ave., Suite 641 N            Officer, and Assistant Secretary
          Rye Brook, , New York 10573
          -----------------------------------------------------------------------------------------------------
          Kalman Bakk, Jr.*                            Director
          -----------------------------------------------------------------------------------------------------
          Christopher L. Phalen*                       Chief Investment Officer- Fixed Income
          -----------------------------------------------------------------------------------------------------
          John F. Guyot*                               Vice President, General Counsel, Secretary, and
                                                       Director
          -----------------------------------------------------------------------------------------------------
          Richard M. Goldman                           Director
          Connecticut Business Center
          6 Landmark Square #471
          Stamford, CT 06901-2704
          -----------------------------------------------------------------------------------------------------
          John F. Frye*                                Vice President, Chief Financial Officer, Treasurer
                                                       and Director
          -----------------------------------------------------------------------------------------------------
          Wayne S. Diviney                             Director
          9496 Bay Front Drive
          Norfolk, VA 23518
          -----------------------------------------------------------------------------------------------------
          Stephen A. Crane                             Director
          480 Park Avenue
          New York, NY 10022
          -----------------------------------------------------------------------------------------------------
          Stephen R. Herbert                           Director
          1100 Summer Street
          Stamford, CT 06905
          -----------------------------------------------------------------------------------------------------
          Katherine P. White                           Director
          1035 5th Avenue, Apt. 14D
          New York, NY 10028
          -----------------------------------------------------------------------------------------------------
          Jeanne R. Slusher*                           Assistant Vice President and Auditor
          -----------------------------------------------------------------------------------------------------
          Roger S. Offerman*                           Product Development Actuary
          -----------------------------------------------------------------------------------------------------
          Amy J. Lee*                                  Associate General Counsel
          -----------------------------------------------------------------------------------------------------
          Christopher D. Swickard*                     Assistant General Counsel
          -----------------------------------------------------------------------------------------------------
          Carmen R. Hill*                              Chief Compliance Officer
          -----------------------------------------------------------------------------------------------------
          *Located at One Security Benefit Place, Topeka, Kansas 66636.
          -----------------------------------------------------------------------------------------------------


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

         The Depositor, First Security Benefit Life Insurance and Annuity Company of New York, is wholly owned by Security Benefit Corporation, which is wholly owned by Security Benefit Mutual Holding Company (SBMHC). As of December 31, 2009, no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of First Security Benefit Life Insurance and Annuity Company of New York.

         The following chart indicates the persons controlled by or under common control with Variable Annuity Account B or First Security Benefit Life Insurance and Annuity Company of New York:

         ------------------------------------------------------------------------------------------------------
                                                                                       PERCENT OF VOTING
                                                                                        SECURITIES OWNED
                                                                JURISDICTION OF             BY SBMHC
                                NAME                            INCORPORATION      (DIRECTLY OR INDIRECTLY)
         ------------------------------------------------------------------------------------------------------
         Security Benefit Mutual Holding Company (Holding     Kansas              ---
         Company)
         ------------------------------------------------------------------------------------------------------
         Security Benefit Corporation (Holding Company)       Kansas              100%
         ------------------------------------------------------------------------------------------------------
         Security Benefit Life Insurance Company (Stock Life
         Insurance Company)                                   Kansas              100%
         ------------------------------------------------------------------------------------------------------
         Security Investors, LLC (Investment Adviser)         Kansas              100%
         ------------------------------------------------------------------------------------------------------
         Security Distributors, Inc. (Broker/Dealer,
         Principal Underwriter of Mutual Funds)               Kansas              100%
         ------------------------------------------------------------------------------------------------------
         se2, inc. (Third Party Administrator)                Kansas              100%
         ------------------------------------------------------------------------------------------------------
         Security Benefit Academy, Inc. (Daycare Company)     Kansas              100%
         ------------------------------------------------------------------------------------------------------
         Security Financial Resources, Inc.
         (Financial Services)                                 Kansas              100%
         ------------------------------------------------------------------------------------------------------
         First Security Benefit Life Insurance and Annuity
         Company of New York
         (Stock Life Insurance Company)                       New York            100%
         ------------------------------------------------------------------------------------------------------
         Security Global Investors, LLC (Investment Adviser)  Kansas              100%
         ------------------------------------------------------------------------------------------------------
         Rydex Holdings, LLC (Kansas Holding Company)         Kansas              100%
         ------------------------------------------------------------------------------------------------------
         Rydex Distributors, Inc. (Broker-Dealer/Underwriter) Maryland            100%
         ------------------------------------------------------------------------------------------------------
         Padco Advisors, Inc. (Investment Adviser)            Maryland            100%
         ------------------------------------------------------------------------------------------------------
         Padco Advisor II, Inc. (Investment Adviser)          Maryland            100%
         ------------------------------------------------------------------------------------------------------
         Rydex Fund Services, Inc.                            Maryland            100%
         ------------------------------------------------------------------------------------------------------


         ------------------------------------------------------------------------------------------------------
                                                                                       PERCENT OF VOTING
                                                                                        SECURITIES OWNED
                                                                JURISDICTION OF             BY SBMHC
                                NAME                            INCORPORATION      (DIRECTLY OR INDIRECTLY)
         ------------------------------------------------------------------------------------------------------
         Advisor Research Center, Inc.                        Maryland            100%
         ------------------------------------------------------------------------------------------------------
         Rydex Advisory Services, LLC (Investment Adviser)    Maryland            100%
         ------------------------------------------------------------------------------------------------------
         Rydex Specialized Products, LLC                      Delaware            100%
         ------------------------------------------------------------------------------------------------------

         First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate accounts: T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York and Variable Annuity Account A.

Item 27. Number of Contracts

         As of March 1, 2010, there were 383 Qualified Contracts and 200 Non-Qualified Contracts issued under Variable Annuity Account B.

Item 28. Indemnification

         Article IX, Section 1(a) of the By-laws of First Security Benefit Life Insurance and Annuity Company of New York includes the following provision:

         The Corporation shall indemnify to the fullest extent now or hereafter provided for or permitted by law each person involved in, or made or threatened to be made a party to, any action suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the Corporation or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the Corporation, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the Corporation, or (ii) is or was serving, at the request of the Corporation, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided in Subsection (b) below.

         Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the

         Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

          (a)(1) Security Distributors, Inc. ("SDI") acts as principal underwriter of the Contracts issued under Variable Annuity Account B, which includes SecureDesigns Variable Annuity and AdvanceDesigns Variable Annuity.

         (a)(2)  SDI also acts as principal underwriter for:

                 Variable Annuity Account A (AdvisorDesigns Variable Annuity) Variable Annuity Account A (EliteDesigns Variable Annuity)

         (a)(3) In addition, SDI acts as principal underwriter for the following separate accounts of Security Benefit Life Insurance
                 Company:

                  SBL Variable Annuity Account I
                  SBL Variable Annuity Account III
                  SBL Variable Annuity Account IV
                  Security Varilife Separate Account (Security Elite Benefit) Security Varilife Separate Account (Security Varilife)
                  SBL Variable Life Insurance Account (Varilife)
                  Variable Annuity Account IX
                  Account XVI
                  Parkstone Advantage Variable Annuity
                  Variflex Separate Account (Variflex)
                  Variflex Separate Account (Variflex ES)
                  Variable Annuity Account VIII (Variflex Extra Credit)
                  Variable Annuity Account VIII (Variflex LS)
                  Variable Annuity Account VIII (Variflex Signature)
                  Variable Annuity Account XI (Scarborough Advantage Variable
                   Annuity)
                  SBL Variable Annuity Account XIV (AdvisorDesigns Variable
                   Annuity)
                  SBL Variable Annuity Account XIV (AEA Variable Annuity)
                  SBL Variable Annuity Account XIV (AdvanceDesigns Variable
                   Annuity)
                  SBL Variable Annuity Account XIV (EliteDesigns Variable
                   Annuity)
                  SBL Variable Annuity Account XIV (NEA Valuebuilder)
                  SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement
                   Income Director Variable Annuity)
                  SBL Variable Annuity Account XIV (SecureDesigns Variable
                   Annuity)
                  SBL Variable Annuity Account XIV (Security Benefit Advisor
                   Variable Annuity)
                  SBL Variable Annuity Account XVII (Classic Strategies Variable
                   Annuity)
                  SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

          (a)(4) SDI acts as principal underwriter for the following funds:

                 SBL Fund

          (a)(5) SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

                  Nationwide Multi-Flex Variable Account
                  Nationwide Variable Account 9

          (b)     Name and Principal                    Position and Offices
                  Business Address *                      with Underwriter
                  ------------------                    ------------------
                  Mark J. Carr                          President and Director
                  James R. Schmank                      Vice President and Director
                  Dale W. Martin, Jr.                   Director
                  Richard Wells                         Director
                  Amy J. Lee                            Secretary and Chief Compliance Officer
                  Richard Martinez                      Treasurer
                  Carmen R. Hill                        Assistant Vice President
                  Christopher D. Swickard               Assistant Secretary

            *For all persons listed the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001

         (c) Give the following information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

         --------------------------------------------------------------------------------------------
                   (1)                     (2)                     (3)                  (4)
                 NAME OF             NET UNDERWRITING
                PRINCIPAL             DISCOUNTS AND            COMPENSATION          BROKERAGE
               UNDERWRITER             COMMISSIONS            ON REDEMPTION         COMMISSIONS
         --------------------------------------------------------------------------------------------
         Security Distributors,       $619,374.38(1)          $145,229.44(2)             $0
                  Inc.
         --------------------------------------------------------------------------------------------

          *FSBL pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by SBL to support SDI's ongoing operations

          1 FSBL pays commissions to selling broker-dealers through SDI. This is the amount paid to SDI in connection with all Contracts sold through the Separate Account. SDI passes through to the selling broker-dealers all such amounts.

          2 A contingent deferred sales charge may be assessed on a full or partial withdrawal from the Contract. This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the Separate Account, all of which is passed through to FSBL.

         -----------------------------------------------------------------------


Item 30.  Location of Accounts and Records

          All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its home office -800 Westchester Ave., Suite 641 N, Rye Brook, New York 10573, and at its administrative office - One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.  Management Services

          All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings

          (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

          (b) Registrant undertakes that it will provide, as part of the Application to purchase the Contract, a space that the applicant can check to receive a copy of the Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.

          (d) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

          (e) Depositor represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 27th day of April 2010.

                                       FIRST SECURITY BENEFIT LIFE INSURANCE
                                       AND ANNUITY COMPANY OF NEW YORK
                                       (THE DEPOSITOR)
                                       VARIABLE ANNUITY ACCOUNT B
                                       (THE REGISTRANT)

                                       By:       HOWARD R. FRICKE
                                                 -------------------------------
                                                 Howard R. Fricke, President and
                                                 Chief Executive Officer


As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 27, 2010.

                              SIGNATURES AND TITLES
                              ---------------------

By:        HOWARD R. FRICKE
           ----------------------------------------------
           Howard R. Fricke, Chairman of the Board,
           Chief Executive Officer, President and
           Director

By:        JOHN F. FRYE
           ----------------------------------------------
           John F. Frye, Vice President, Chief
           Financial Officer and Director (chief
           accounting officer)

By:        JOHN F. GUYOT
           ----------------------------------------------
           John F. Guyot, Vice President, General
           Counsel, Secretary, and Director

By:        *
           ----------------------------------------------
           Wayne S. Diviney, Director

By:        *
           ----------------------------------------------
           Stephen R. Herbert, Director

By:        *
           ----------------------------------------------
           Stephen A. Crane, Director

By:        *
           ----------------------------------------------
           Katherine P. White, Director

By:        *
           ----------------------------------------------
           Richard M. Goldman, Director

By:        *
           ----------------------------------------------
           Kalman Bakk, Jr., Director

By:*       JOHN F. GUYOT
           ----------------------------------------------
           John F. Guyot
           Attorney-in-Fact

                                  EXHIBIT INDEX


     (5)  (d) Individual Application (FSB237 (2-10))

     (8)  (j) Participation Agreement - Rydex Funds

     (10) Consent of Independent Registered Public Accounting Firm